UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2023

Small Cap Fund	Select Fund
Small-Mid Cap Fund	Long-Short Fund
Mid Cap Fund	International Fund
Large Cap Fund	Short Duration Securitized Bond Fund
Large Cap Concentrated Fund	Core Bond Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Management Discussion of Fund Performance (Unaudited)
Diamond Hill Small Cap Fund	4
Diamond Hill Small-Mid Cap Fund	6
Diamond Hill Mid Cap Fund	8
Diamond Hill Large Cap Fund	10
Diamond Hill Large Cap Concentrated Fund	12
Diamond Hill Select Fund	14
Diamond Hill Long-Short Fund	16
Diamond Hill International Fund	18
Diamond Hill Short Duration Securitized Bond Fund	20
Diamond Hill Core Bond Fund	22
Financial Statements
Schedules of Investments	24
Statements of Assets & Liabilities	92
Statements of Operations	94
Statements of Changes in Net Assets	96
Financial Highlights	110
Notes to Financial Statements	130
Report of Independent Registered Public Accounting Firm	145
Other Items	147
Schedule of Shareholder Expenses	151
Management of the Trust	153

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Funds’ investment objectives, risks, and expenses. This and other important information are contained in the Funds’ prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our Shared Investment Principles

Our shared investment principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 1

Management Discussion of Fund Performance (Unaudited)

Investing Environment

Global Equities

Global markets were mostly positive in Q4 2023, concluding the year in the black across most major indices, with the notable exception of China, which was down for the quarter and the year. Global stocks were up 22% in 2023 (as measured by the MSCI ACWI Index), with non-US developed markets (as measured by the MSCI EAFE Index) rising 18% and emerging markets up 10% (as measured by the MSCI EM Index).

US stocks outpaced their developed market counterparts, rising +26% (as measured by the Russell 3000 Index). For the year, small-cap stocks were up nearly +17% and mid-cap stocks delivered just over +17%. Large-cap stocks were up a resounding +27% for the year (all returns as measured by the respective Russell indices).

These positive returns all came against a macroeconomic backdrop the major headline of which was global monetary policy — particularly in the developed world, where US Federal Reserve (Fed) chief Jerome Powell indicated rate hikes were likely at an end and 2024 may even bring some cuts. However, this announcement seemed to lead the US down a slightly different path from the other major economies, with European Central Bank president Christine Lagarde and UK Bank of England governor Andrew Bailey striking more muted notes, indicating the ECB and BOE would remain vigilant, even as they held rates amid moderating inflation.

Further complicating matters is a still-mixed macroeconomic backdrop in many countries — across many European economies and the US, inflation, while having moderated from a year ago, remains elevated; GDP growth has been generally tepid, even if positive; manufacturing activity has moderated or declined; retail sales are sluggish in many places. Meanwhile, China’s economy remains pressured — its government is struggling to sufficiently spur activity to lift it from the doldrums, which helped drag its market down -10% for the year. And Japan faces ongoing questions regarding how (perhaps) it will wind down its years-long ultra-loose monetary policy and how (and, likewise, whether) it will affect meaningful corporate governance change.

Most of 2023’s major macro-related questions remain unanswered — and all persist against a fraught geopolitical backdrop that currently includes two major hot conflicts and growing tensions in other areas, including between China and Taiwan. However, the investing environment is never certain — on the contrary, uncertainty often contributes to investors’ ability to identify and capitalize on compelling investing opportunities. As we start another year, we believe this environment is a positive one for long term-focused investors willing and able to do the research necessary to identify high-quality companies trading at attractive valuation discounts.

US Fixed Income

After three consecutive years of negative returns, fixed income investors finally got relief in 2023 but the road to that performance was shaky. As the third quarter came to a close, the Bloomberg US Aggregate Bond Index had lost -1.21% through September’s month-end, and market participants were anxious about the final quarter of the year, especially after the pain of 2022, when the index lost more than -13%.

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A tough October, during which the index lost -1.58%, reinforced the angst felt around the halls of fixed income managers around the country. The 10-year Treasury breached the 5% level, if only on an intraday basis, in the middle of October after climbing steadily higher since the beginning of Q4, fueled by expectations of rates remaining “higher for longer” as well as geopolitical tensions. However, declining inflation in the year’s final months fueled the outlook for a soft landing and pushed rates lower as the market ramped up expectations for an aggressive easing cycle in 2024.

The final impetus for lower rates came from the Fed itself as the dot plot (released after each quarterly Federal Open Market Committee (FOMC) meeting) signaled an additional 25 basis point (bps) rate cut expected for 2024. Nevertheless, a substantial disconnect remains between market expectations and those of the FOMC. Amazingly, the 10-year Treasury yield finished 2023 at nearly the same level as it began the year, 3.88%.

While October’s performance was a setback for the overall fixed income market (as measured by the Bloomberg US Aggregate Bond Index), November and December delivered some of the best returns in decades. November generated the best monthly performance for the index (+4.53%) since May 1985 (+5.23%), and December’s +3.83% return was the best since February 1986 (+3.94%). The combined performance for November and December was the best two-month return for the Bloomberg US Aggregate Bond Index since October 1982 (+9.56%, during which the 10-year Treasury dropped from 12.81% to 10.71%).

Q4 2023 delivered the best quarterly performance for the index since Q2 1989 (+7.97%), generating a return of +6.82%. Coming into the final two months of the year, the index was down -2.77% but finished 2023 with a return of +5.53%, the best calendar year return since 2020 (+7.51%).

The Bloomberg US Corporate Bond Index returned more than +4% in December, pushing 2023 calendar year performance past +8%. Returns for 2023 were back-end loaded, considering the corporate index returned +8.50% in Q4, compared to the full-year return of +8.52%.

The Bloomberg US Securitized Index ended the year with a 5.08% return, the sector’s best return since 2019 (+6.44%). Subsectors within the securitized market were strong, with the residential mortgage-backed securities (RMBS) sector delivering +5.05% for the year, commercial mortgage-backed securities (CMBS) up +5.42% and asset-backed securities up +5.54%. The exuberance generated by the potential for aggressive rate cuts in 2024, as well as the overall risk-on atmosphere in the final months of 2023, pushed valuations on securitized assets higher, much like with the rest of the market.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 3

Diamond Hill Small Cap Fund

Performance Discussion

Top contributors within the portfolio during the period included: regional bank Live Oak Bancshares, Inc.; transportation infrastructure company FTAI Aviation Ltd.; Las Vegas locals market casino operator Red Rock Resorts, Inc. Class A; fabrication technology company ESAB Corporation; and mortgage-servicing company Mr. Cooper Group, Inc.

Bottom contributors during the period included: regional bank First Interstate BancSystem, Inc.; business process management company WNS Holdings Ltd.; specialty ingredients provider Ashland, Inc.; regional bank BOK Financial Corporation; and diversified foods manufacturer and retailer Lancaster Colony Corporation.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio, including: high-performance super-alloys producer Haynes International, Inc.; supplier of advanced material aerostructures and electrical components Ducommun, Inc.; towing and recovery equipment manufacturer Miller Industries, Inc.; diversified financials company First Western Financial, Inc.; and molded products producer Core Molding Technologies, Inc.

Throughout the year, we exited positions that reached our estimates of intrinsic value and those where changing circumstances altered our long-term thesis. Larger sales included: regional bank First Interstate BancSystem; specialty chemicals producer Chase Corporation; timberland real estate investment trust Rayonier, Inc; nutrition company BellRing Brands, Inc.; and entertainment company Live Nation Entertainment, Inc. Current and future portfolio holdings are subject to change and risk.

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Diamond Hill Small Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/29/2000	22.94%	11.44%	10.80%	6.07%	1.26%
Class I	4/29/2005	23.22	11.74	11.11	6.36	0.97
Class Y	12/30/2011	23.47	11.91	11.27	6.50	0.85
BENCHMARK
Russell 2000 Index		16.93	2.22	9.97	7.16	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Class I(A) and the Russell 2000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 2000 Index (“Index”). The Index measures the performance of roughly 2,000 US small-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 5

Diamond Hill Small-Mid Cap Fund

Performance Discussion

Top contributors within the portfolio during the period included: industrial distributor WESCO International, Inc.; fabrication technology company ESAB Corporation; Las Vegas locals market casino operator Red Rock Resorts, Inc. Class A; homebuilder NVR, Inc.; and mortgage-servicing company Mr. Cooper Group, Inc.

Bottom contributors during the period included: regional bank SVB Financial Group; regional bank First Republic Bank; propane distributor UGI Corporation; specialty ingredients provider Ashland, Inc.; and regional bank First Interstate BancSystem, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: residential real estate investment trust Mid-America Apartment Communities, Inc.; professional employer organization Insperity, Inc.; electronic components and enterprise computing solutions provider Arrow Electronics, Inc.; cloud-based web platforms designer and developer GoDaddy, Inc.; and dental products manufacturer Envista Holdings Corporation.

Throughout the year, we exited positions that reached our estimates of intrinsic value and those where changing circumstances altered our long-term thesis. Larger sales included: regional bank First Interstate BancSystem, Inc.; regional bank SVB Financial Group; natural gas distribution utility South Jersey Industries, Inc.; nutrition company BellRing Brands, Inc.; and regional bank First Republic Bank. Current and future portfolio holdings are subject to change and risk.

6 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/30/2005	11.12%	7.78%	10.00%	6.85%	1.21%
Class I	12/30/2005	11.47	8.08	10.32	7.15	0.92
Class Y	12/30/2011	11.62	8.20	10.45	7.29	0.80
BENCHMARK
Russell 2500 Index		17.42	4.24	11.67	8.36	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Class I(A) and the Russell 2500 Index.

(A) The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 2500 Index (“Index”). The Index measures the performance of roughly 2,500 US small- to mid-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 7

Diamond Hill Mid Cap Fund

Performance Discussion

Top contributors within the portfolio during the period included: fabrication technology company ESAB Corporation; diversified industrial and aerospace manufacturer Parker-Hannifin Corporation; industrial distributor WESCO International, Inc.; Las Vegas locals market casino operator Red Rock Resorts, Inc. Class A; and homebuilder NVR, Inc.

Bottom contributors during the period included: regional bank SVB Financial Group; regional bank First Republic Bank; propane distributor UGI Corporation; specialty ingredients provider Ashland, Inc.; and apparel company Hanesbrands, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: auto and homeowners’ insurance provider Allstate Corporation; leading supplier of defense electronics L3Harris Technologies, Inc.; tower real estate investment trust SBA Communications Corp. Class A; plumbing and heating products provider Ferguson plc; and financial services technology company Fidelity National Information Services, Inc.

Throughout the year, we exited positions that reached our estimates of intrinsic value and those where changing circumstances altered our long-term thesis. Larger sales included: regional bank SVB Financial Group; regional bank First Republic Bank; natural gas distribution utility South Jersey Industries, Inc.; information technology services provider Cognizant Technology Solutions Corporation; and private timberlands owner Weyerhaeuser Company. Current and future portfolio holdings are subject to change and risk.

8 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/31/2013	9.14%	7.24%	8.66%	6.67%	1.06%
Class I	12/31/2013	9.44	7.56	8.99	6.98	0.77
Class Y	12/31/2013	9.65	7.70	9.11	7.10	0.65
BENCHMARK
Russell Midcap Index		17.23	5.92	12.68	9.42	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Class I(A) and the Russell Midcap Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell Midcap Index (“Index”). The Index measures the performance of roughly 800 US mid-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 9

Diamond Hill Large Cap Fund

Performance Discussion

Top contributors within the portfolio during the period included: private equity firm KKR & Co., Inc.; global e-commerce company Amazon.com, Inc.; homebuilder NVR, Inc.; media and technology company Alphabet, Inc. Class A; and diversified industrial and aerospace manufacturer Parker-Hannifin Corporation.

Bottom contributors during the period included: regional bank First Republic Bank; biopharmaceutical company Pfizer, Inc.; regional bank Truist Financial Corporation; integrated oil and gas company Chevron Corporation; and utility operator Dominion Energy, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: auto and homeowners’ insurance provider Allstate Corporation; US-based mass retailer Target Corporation; diagnostics and drug development company Laboratory Corporation of America Holdings; storage space real estate investment trust Extra Space Storage, Inc.; and designer and manufacturer of industrial powertrain solutions, power transmission components and other specialty electronics Regal Rexnord Corporation.

Throughout the year, we exited positions that reached our estimates of intrinsic value and those where changing circumstances altered our long-term thesis. Larger sales included: online travel services provider Booking Holdings, Inc.; industrial gas company Linde plc; mobile network carrier Verizon Communications, Inc.; private timberlands owner Weyerhaeuser Company; and diversified media and entertainment conglomerate Walt Disney Company. Current and future portfolio holdings are subject to change and risk.

10 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	6/29/2001	13.31%	7.06%	11.93%	9.01%	0.96%
Class I	1/31/2005	13.66	7.38	12.26	9.33	0.67
Class Y	12/30/2011	13.78	7.50	12.39	9.45	0.55
BENCHMARK
Russell 1000 Index		26.53	8.97	15.52	11.80	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Class I(A) and the Russell 1000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”). The Index measures the performance of roughly 1,000 US large-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 11

Diamond Hill Large Cap Concentrated Fund

Performance Discussion

Top contributors within the portfolio during the period included: private equity firm KKR & Co., Inc.; global e-commerce company Amazon.com, Inc.; homebuilder NVR, Inc.; diversified industrial and aerospace manufacturer Parker-Hannifin Corporation; and media and technology company Alphabet, Inc. Class A.

Bottom contributors during the period included: regional bank Truist Financial Corporation; biopharmaceutical company Pfizer, Inc.; health insurance company Humana, Inc.; health care facilities operator HCA Healthcare, Inc.; and consumer snack and beverage manufacturer PepsiCo, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: health care facilities operator HCA Healthcare, Inc.; auto and homeowners’ insurance company Allstate Corporation; and financial services software provider SS&C Technologies Holdings, Inc.

Throughout the year, we exited positions that reached our estimates of intrinsic value and those where changing circumstances altered our long-term thesis. Larger sales included: regional bank Truist Financial Corporation; media and technology company Alphabet, Inc. Class A; and software and information technology services provider Microsoft Corporation. Current and future portfolio holdings are subject to change and risk.

12 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Since Inception (2/26/21)	Expense Ratio
PERFORMANCE AT NAV
Investor Class	2/26/2021	16.84%	7.44%	0.97%
Class I	2/26/2021	17.21	7.76	0.68
Class Y	2/26/2021	17.32	7.87	0.56
BENCHMARK
Russell 1000 Index		26.53	8.74	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated Fund Class I(A) and the Russell 1000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”). The Index measures the performance of roughly 1,000 US large-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 13

Diamond Hill Select Fund

Performance Discussion

Top contributors within the portfolio during the period included: custom printing services provider Cimpress plc; mortgage-servicing company Mr. Cooper Group, Inc.; industrial distributor WESCO International, Inc.; global e-commerce company Amazon.com, Inc.; and Las Vegas locals market casino operator Red Rock Resorts, Inc. Class A.

Bottom contributors during the period included: multinational food company SunOpta, Inc.; regional bank First Republic Bank; regional bank Truist Financial Corporation; specialty ingredients provider Ashland, Inc.; information technology services company Rimini Street, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: auto and homeowners’ insurance provider Allstate Corporation; US-based mass retailer Target Corporation; US-based freight railroad operator Union Pacific Corporation; banking and financial services company Bank of America Corporation; and global automotive seating manufacturer Lear Corporation.

Throughout the year, we exited positions that reached our estimates of intrinsic value and those where changing circumstances altered our long-term thesis. Larger sales included: media and technology company Alphabet, Inc. Class A; regional bank Truist Financial Corporation; software and information technology services provider Microsoft Corporation; railroad equipment and services provider Westinghouse Air Brake Technologies Corporation; and diversified foods manufacturer and retailer Lancaster Colony Corporation. Current and future portfolio holdings are subject to change and risk.

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Diamond Hill Select Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/30/2005	30.19%	12.62%	16.32%	10.39%	1.16%
Class I	12/30/2005	30.56	12.98	16.66	10.71	0.87
Class Y	12/30/2011	30.69	13.11	16.80	10.83	0.75
BENCHMARK
Russell 3000 Index		25.96	8.54	15.16	11.48	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Class I(A) and the Russell 3000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 3000 Index (“Index”). The Index measures the performance of roughly 3,000 of the largest US companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 15

Diamond Hill Long-Short Fund

Performance Discussion

Top contributors within the portfolio during the period included: multinational technology company Meta Platforms, Inc. (long); media and technology company Alphabet, Inc. Class A (long); private equity firm KKR & Co., Inc. (long); software and information technology services provider Microsoft Corporation (long); and diversified industrial and aerospace manufacturer Parker-Hannifin Corporation (long).

Bottom contributors during the period included: regional bank First. Republic Bank (long); regional bank SVB Financial Group (long); cosmetics company e.l.f. Beauty, Inc. (short); homecare, cleaning and maintenance products developer WD-40 Company (short); and biopharmaceutical company Pfizer, Inc. (long).

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: US-based mass retailer Target Corporation (long); global automotive seating manufacturer Lear Corporation (long); diagnostics and drug development company Laboratory Corporation of America Holdings (long); auto and homeowners’ insurance provider Allstate Corporation (long); and integrated circuits and semiconductor devices manufacturer Taiwan Semiconductor Manufacturing Company Ltd. (long).

Throughout the year, we exited positions that reached our estimates of intrinsic value and those where changing circumstances altered our long-term thesis. Larger sales included: information technology services provider Cognizant Technology Solutions Corporation (long); online travel services provider Booking Holdings, Inc. (long); regional bank First Republic Bank (long); regional bank SVB Financial Group (long); and cybersecurity company NetScout Systems, Inc. (short). Current and future portfolio holdings are subject to change and risk.

16 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	6/30/2000	12.12%	6.79%	8.25%	5.40%	1.78%
Class I	1/31/2005	12.40	7.11	8.57	5.71	1.49
Class Y	12/30/2011	12.55	7.23	8.69	5.83	1.37
BENCHMARK
Russell 1000 Index		26.53	8.97	15.52	11.80	—
60% Russell 1000 Index/40% Bloomberg US Treasury Bills 1-3 Month Index *		17.82	6.60	10.34	7.77	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Class I(A), the Russell 1000 Index and the Blended Index (60% Russell 1000 Index and 40% Bloomberg US Treasury Bills 1-3 Month Index *)

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index and the blended index. The Russell 1000 Index measures the performance of roughly 1,000 US large-cap companies. The Blended Index represents a 60/40 weighted blend of the Russell 1000® Index and the Bloomberg US Treasury Bills 1-3 Month Index. The Bloomberg US Treasury Bills 1-3 Month Index measures the performance of US Treasury bills with time to maturity between 1 and 3 months. The index(es) are unmanaged, market capitalization weighted, do not reflect fees or expenses (which would lower the return) and are not available for direct investment.

*

The Fund’s secondary benchmark is the 60% Russell 1000 Index/40% Bloomberg US Treasury Bills 1-3 Month Index. The Fund’s secondary benchmark is a blended index representing a 60% weighting of the Russell 1000 index and a 40% weighting of the Bloomberg US Treasury Bills 1-3 Month Index. The Fund’s secondary benchmark was selected as the Adviser replaced the vendor of the treasury component of the blended benchmark due to a change in the licensing agreements. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 17

Diamond Hill International Fund

Performance Discussion

Top contributors within the portfolio during the period included: Swedish digital music-streaming services provider Spotify Technology SA; property and casualty insurance company Fairfax Financial Holdings Ltd.; Latin American beverage company Fomento Economico Mexicano, SAB de CV; Korea-based consumer electronics manufacturer Samsung Electronics Co., Ltd.; UK-based kitchens supplier Howden Joinery Group plc.

Bottom contributors during the period included: Italian specialty loans manager doValue SpA.; Japanese pharmaceuticals company Astellas Pharma, Inc.; UK-based spirits maker Diageo plc; UK-based specialty insurance company Beazley plc; and Netherlands-based biopharmaceutical company uniQure NV.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: Swedish mining equipment and services provider Epiroc AB; oil and gas exploration and production company Japan Petroleum Exploration Co., Ltd.; diversified Japanese trading house Mitsubishi Corporation; global mass retailer Walmart, Inc.; and Switzerland-based metals and mining company Glencore plc.

Throughout the year, we exited positions that reached our estimates of intrinsic value and those where changing circumstances altered our long-term thesis. Larger sales included: Japanese video game company Nintendo Co., Ltd.; lubricant manufacturer FUCHS SE; copper-focused mining company Freeport-McMoRan; Italian specialty loans manager doValue SpA.; and German enterprise application software products provider SAP SE. Current and future portfolio holdings are subject to change and risk.

18 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill International Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Three Years*	Five Years*	Since Inception* (12/30/16)	Expense Ratio
PERFORMANCE AT NAV
Investor Class	6/28/2019	17.88%	4.52%	8.42%	8.22%	1.14%
Class I	6/28/2019	18.12	4.82	8.72	8.53	0.85
Class Y	6/28/2019	18.30	4.96	8.84	8.65	0.73
BENCHMARK
MSCI ACWI ex USA Index		15.62	1.55	7.08	6.33	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Class I(A) and the MSCI ACWI ex USA Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents the comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the MSCI ACWI ex USA Index.

The index is unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower return), and are not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

*

The quoted performance of the Fund reflects the past performance of Diamond Hill International Fund L.P. (the “International Partnership”), a private fund managed with full investment authority by the Fund’s Adviser. The Fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The performance of the International Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operation. The International Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the International Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance is measured from December 30, 2016, the inception of the International Partnership and is not the performance of the Fund. The assets of the International Partnership were converted, based on their value on June 28, 2019, into assets of the Fund. The International Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future either before or after taxes.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund

Performance Discussion

The portfolio outperformed the Bloomberg US 1-3 Year Government/Credit Index in 2023. After a challenging 2022 in which the financial markets experienced a reset in interest rates and felt the subsequent pain, 2023 brought stability to fixed income markets. A considerable yield advantage over the index as well as strong security selection fueled the portfolio’s performance through the year.

The portfolio’s underweight to both the corporate and Treasury sectors detracted from performance as both sectors had a historically strong fourth quarter which dominated the year’s performance. The portfolio’s overweight to the securitized sector was more than enough to offset the impact of the Treasury and corporate sectors, as tighter spreads and significant carry pushed this sector to double-digit returns. Within the securitized market, non-agency commercial mortgage-backed securities (CMBS) and unsecured consumer asset-backed securities (ABS) delivered the best absolute and relative returns during the calendar year. The cash allocation was a slight drag on performance during the year despite money market funds now generating attractive returns relative to the past several years.

Fund Changes

The portfolio’s allocation to Treasury debt was reduced slightly during the year and its allocation to corporate debt was relatively steady. A slight decrease in exposure to ABS and non-agency RMBS/CMBS reflects opportunities found in other areas of the market, such as agency RMBS. The portfolio’s yield held fairly steady throughout the year, with the peaks and valleys one would associate with a more reactive interest rate environment. The portfolio’s duration shortened slightly year over year as attractive yield levels could be found without need of extension.

20 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Three Years	Five Years	Since Inception	Expense Ratio
PERFORMANCE AT NAV
Investor Class	7/5/2016	8.38%	2.29%	2.83%	2.97%	0.81%
Class I	7/5/2016	8.91	2.63	3.16	3.28	0.52
Class Y	7/5/2016	9.03	2.75	3.27	3.40	0.40
BENCHMARK
Bloomberg US 1-3 Yr. Government/Credit Index		4.61	0.09	1.51	1.27	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class I(A) and Bloomberg US 1-3 Yr. Government/Credit Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bloomberg US 1-3 Yr. Government/Credit Index (“Index”). The Index measures the performance of investment grade government and corporate bonds with maturities of one to three years. The index is unmanaged, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 21

Diamond Hill Core Bond Fund

Performance Discussion

The portfolio has always been managed with a goal of generating excess returns relative to the Bloomberg US Aggregate Bond Index while working to protect against downside. The broad market rally in Q4 2023 was the main driver for the fixed income market avoiding an unprecedented third consecutive year of negative performance. In fact, the best quarterly performance for the Bloomberg US Aggregate Bond Index since 1989 brought 2023 calendar year returns not only into positive territory but helped the sector to deliver its best calendar year performance since 2020.

Despite an underweight position relative to the benchmark in the best performing sector of 2023 (corporate), the portfolio outperformed the Bloomberg US Aggregate Bond Index through security selection and sector allocation. Specifically, the securitized sector was the main driver of excess return, fueled by non-agency CMBS and credit card ABS. A longer duration posture in the Treasury sector helped to offset the relative underweight to the benchmark.

Duration positioning was a slight detractor during the year as the strong rally in Q4 2023 meant that a slightly shorter duration posture relative to the benchmark was detrimental on a relative basis. Portfolio duration is managed to a range of plus-or-minus 10% of the benchmark’s duration, and the portfolio had shifted to a more neutral position relative to previous years.

Fund Changes

Sector changes to the portfolio are based on an investment philosophy focused on bottom-up security selection. The duration positioning (sensitivity to interest rate fluctuations) relative to the benchmark moved closer to neutral throughout the year, finishing in the mid-range of the +/- 10% range (versus the benchmark) due to expectations for a cessation in rate hikes from the Fed.

The strategy experienced significant net inflows throughout the year and the deployment of those assets resulted in increases in various sectors such as agency RMBS and Treasury, the latter to hold a steady underweight relative to the benchmark. The allocation of cash to these sectors resulted in a decline in exposure to other sectors, not through active liquidation but due to incremental dollars being deployed in attractive sectors. The portfolio’s allocation to investment grade credit was down slightly year over year.

22 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2023

	Inception Date	One Year	Three Years	Five Years	Since Inception	Expense Ratio
PERFORMANCE AT NAV
Investor Class	7/5/2016	6.20%	(2.65)%	1.33%	1.26%	0.76%
Class I	7/5/2016	6.62	(2.37)	1.63	1.56	0.47
Class Y	7/5/2016	6.62	(2.28)	1.75	1.66	0.35
BENCHMARK
Bloomberg US Aggregate Bond Index		5.53	(3.31)	1.10	0.77	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Class I(A) and Bloomberg US Aggregate Bond Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bloomberg US Aggregate Bond Index (“Index”). The Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). The index is unmanaged, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 23

Diamond Hill Small Cap Fund
Schedule of Investments
December 31, 2023

	Shares	Fair Value
Common Stocks — 99.1%
Consumer Discretionary — 10.5%
Century Communities, Inc. (a)	31,960	$2,912,834
Green Brick Partners, Inc. (b)	16,022	832,183
Johnson Outdoors, Inc., Class A	13,036	696,383
Red Rock Resorts, Inc., Class A	297,963	15,890,367
Rocky Brands, Inc. (a)	96,281	2,905,761
Vail Resorts, Inc.	5,157	1,100,865
		24,338,393
Consumer Staples — 10.3%
Cal-Maine Foods, Inc.	130,346	7,480,557
Lancaster Colony Corp.	29,083	4,839,120
Mama’s Creations, Inc. (a)(b)	150,447	738,695
Oil-Dri Corp. of America	79,686	5,345,337
Post Holdings, Inc. (b)	47,821	4,211,117
Seaboard Corp.	326	1,163,853
		23,778,679
Energy — 3.6%
Centrus Energy Corp., Class A (a)(b)	63,270	3,442,521
Civitas Resources, Inc. (a)	71,191	4,868,041
		8,310,562
Financials — 27.1%
Bank OZK	216,160	10,771,253
BOK Financial Corp.	60,118	5,149,107
Enstar Group Ltd. (b)	24,765	7,289,578
First Western Financial, Inc. (a)(b)	86,730	1,719,856
Live Oak Bancshares, Inc.	298,650	13,588,575
Mr. Cooper Group, Inc. (b)	142,008	9,247,561
Silvercrest Asset Management Group, Inc., Class A	82,132	1,396,244
Triumph Financial, Inc. (b)	116,973	9,378,895
Webster Financial Corp.	79,361	4,028,364
		62,569,433

	Shares	Fair Value
Health Care — 5.0%
Enovis Corp. (b)	110,510	$6,190,770
UFP Technologies, Inc. (a)(b)	31,175	5,363,347
		11,554,117
Industrials — 27.7%
Allegiant Travel Co.	85,487	7,062,081
Allient, Inc.	130,279	3,935,729
Concrete Pumping Holdings, Inc. (b)	560,759	4,598,224
Douglas Dynamics, Inc.	107,414	3,188,047
Ducommun, Inc. (a)(b)	47,811	2,489,041
Energy Recovery, Inc. (b)	133,475	2,514,669
ESAB Corp.	78,657	6,813,269
First Advantage Corp.	472,043	7,821,752
FTAI Aviation Ltd. (a)	155,599	7,219,794
Gates Industrial Corp. plc (b)	34,588	464,171
Graham Corp. (b)	142,629	2,705,672
Kirby Corp. (b)	14,895	1,168,960
Miller Industries, Inc.	43,741	1,849,807
WESCO International, Inc.	29,389	5,110,159
WNS Holdings Ltd. — ADR (b)	112,903	7,135,470
		64,076,845
Information Technology — 1.9%
Progress Software Corp.	9,800	532,140
Rimini Street, Inc. (a)(b)	959,187	3,136,541
Sanmina Corp. (b)	12,542	644,282
		4,312,963
Materials — 7.3%
Ashland, Inc.	55,078	4,643,626
Core Molding Technologies, Inc. (b)	76,558	1,418,620
Haynes International, Inc.	44,411	2,533,648
Taseko Mines Ltd. (a)(b)	2,479,380	3,471,132
United States Lime & Minerals, Inc.	20,945	4,824,681
		16,891,707

24 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
December 31, 2023

	Shares	Fair Value
Common Stocks — 99.1% continued
Real Estate — 4.9%
CubeSmart	26,360	$1,221,786
Douglas Emmett, Inc. (a)	136,161	1,974,334
Jones Lang LaSalle, Inc. (b)	5,250	991,567
Ryman Hospitality Properties, Inc.	63,825	7,024,579
		11,212,266
Utilities — 0.8%
UGI Corp.	73,305	1,803,303

Total Common Stocks
(Cost $130,554,163)		$228,848,268

Registered Investment Companies — 4.5%
State Street Institutional Liquid Reserves Fund — Premier Class, 5.49% (c)	2,405,426	2,406,869
State Street Navigator Securities Lending Portfolio I, 5.09% (c)(d)	8,053,607	8,053,607
Total Registered Investment Companies
(Cost $10,460,243)		$10,460,476

Total Investment Securities — 103.6%
(Cost $141,014,406)		$239,308,744

Liabilities in Excess of Other Assets — (3.6)%		(8,428,765)

Net Assets — 100.0%		$230,879,979

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $15,076,383.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
December 31, 2023

	Shares	Fair Value
Common Stocks — 96.4%
Communication Services — 1.2%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	296,814	$18,737,868

Consumer Discretionary — 11.9%
BorgWarner, Inc.	202,527	7,260,593
CarMax, Inc. (b)	173,565	13,319,378
Lear Corp.	80,740	11,401,295
NVR, Inc. (b)	8,234	57,641,705
Red Rock Resorts, Inc., Class A (a)	1,628,170	86,830,306
Vail Resorts, Inc. (a)	47,256	10,087,738
Wolverine World Wide, Inc.	757,940	6,738,087
		193,279,102
Consumer Staples — 8.9%
Cal-Maine Foods, Inc. (a)	794,388	45,589,927
Lancaster Colony Corp. (a)	219,209	36,474,186
Post Holdings, Inc. (b)	694,934	61,195,888
		143,260,001
Energy — 3.1%
Civitas Resources, Inc. (a)	201,780	13,797,716
Coterra Energy, Inc.	1,446,281	36,909,091
		50,706,807
Financials — 18.2%
Bank OZK	419,400	20,898,702
BankUnited, Inc.	309,340	10,031,896
BOK Financial Corp. (a)	400,459	34,299,313
Brighthouse Financial, Inc. (b)	86,302	4,567,102
Brown & Brown, Inc.	97,497	6,933,012
Enstar Group Ltd. (a)(b)	60,297	17,748,422
First Horizon Corp.	719,884	10,193,558
Live Oak Bancshares, Inc. (a)	996,546	45,342,843
Loews Corp.	164,302	11,433,776
Mr. Cooper Group, Inc. (b)	709,494	46,202,249
RenaissanceRe Holdings Ltd.	131,157	25,706,772
Stifel Financial Corp.	189,803	13,124,878
Webster Financial Corp.	959,816	48,720,260
		295,202,783

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 25

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2023

	Shares	Fair Value
Common Stocks — 96.4% continued
Health Care — 4.0%
Boston Scientific Corp. (a)(b)	186,530	$10,783,299
Enovis Corp. (a)(b)	715,572	40,086,344
Envista Holdings Corp. (b)	561,244	13,503,531
		64,373,174
Industrials — 26.6%
Alaska Air Group, Inc. (a)(b)	325,076	12,700,719
Allegiant Travel Co. (a)	392,557	32,429,134
Broadridge Financial Solutions, Inc.	40,651	8,363,943
Energy Recovery, Inc. (b)	894,083	16,844,524
ESAB Corp.	388,239	33,629,262
First Advantage Corp. (a)	1,642,735	27,220,119
Fortune Brands Innovations, Inc.	118,256	9,004,012
Gates Industrial Corp. plc (b)	2,756,005	36,985,587
Insperity, Inc.	137,475	16,114,820
Kirby Corp. (b)	92,415	7,252,729
Regal Rexnord Corp.	375,483	55,578,994
Sensata Technologies Holding plc	490,865	18,441,798
SS&C Technologies Holdings, Inc.	575,705	35,181,333
WESCO International, Inc.	560,600	97,477,128
WNS Holdings Ltd. - ADR (b)	357,980	22,624,336
		429,848,438
Information Technology — 5.5%
Arrow Electronics, Inc. (b)	125,158	15,300,566
Ciena Corp. (b)	659,104	29,666,271
GoDaddy, Inc., Class A (b)	141,816	15,055,187
Progress Software Corp.	210,100	11,408,430
Sanmina Corp. (b)	340,666	17,500,012
		88,930,466
Materials — 3.3%
Ashland, Inc.	631,359	53,229,877

Real Estate — 12.5%
CubeSmart	1,219,784	56,536,988
Douglas Emmett, Inc. (a)	935,426	13,563,677

	Shares	Fair Value
Real Estate — 12.5% continued
Jones Lang LaSalle, Inc. (b)	123,021	$23,234,976
Mid-America Apartment Communities, Inc.	131,977	17,745,627
Rayonier, Inc.	974,645	32,562,890
Ryman Hospitality Properties, Inc.	285,172	31,386,030
UDR, Inc.	699,432	26,781,251
		201,811,439
Utilities — 1.2%
UGI Corp.	777,839	19,134,839

Total Common Stocks
(Cost $1,125,460,531)		$1,558,514,794

Registered Investment Companies — 5.1%
Diamond Hill Short Duration Securitized Bond Fund - Class Y (c)	988,435	9,587,821
State Street Institutional US Government Money Market Fund - Premier Class, 5.32% (d)	47,848,679	47,848,679
State Street Navigator Securities Lending Portfolio I, 5.09% (d)(e)	25,514,808	25,514,808
Total Registered Investment Companies
(Cost $83,226,468)		$82,951,308

Total Investment Securities — 101.5%
(Cost $1,208,686,999)		$1,641,466,102

Liabilities in Excess of Other Assets — (1.5)%		(23,784,003)

Net Assets — 100.0%		$1,617,682,099

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $89,549,909.
(b)	Non-income producing security.
(c)	Affiliated fund.
(d)	The rate shown is the 7-day effective yield as of December 31, 2023.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

26 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments
December 31, 2023

	Shares	Fair Value
Common Stocks — 96.7%
Communication Services — 1.2%
Liberty Media Corp. - Liberty Formula One - Series C (a)	30,126	$1,901,854

Consumer Discretionary — 11.5%
BorgWarner, Inc.	16,456	589,948
CarMax, Inc. (a)	18,063	1,386,155
Lear Corp.	8,063	1,138,576
NVR, Inc. (a)	856	5,992,385
Red Rock Resorts, Inc., Class A	161,172	8,595,303
Vail Resorts, Inc.	4,707	1,004,803
		18,707,170
Consumer Staples — 6.5%
Archer-Daniels-Midland Co.	14,823	1,070,517
Lancaster Colony Corp.	20,496	3,410,330
Post Holdings, Inc. (a)	69,731	6,140,512
		10,621,359
Energy — 2.1%
Coterra Energy, Inc.	135,086	3,447,395

Financials — 17.8%
Allstate Corp. (The)	23,904	3,346,082
American International Group, Inc.	91,694	6,212,269
Bank OZK	38,893	1,938,038
BOK Financial Corp.	19,117	1,637,371
Fidelity National Information Services, Inc.	31,246	1,876,947
Hartford Financial Services Group, Inc. (The)	29,203	2,347,337
Loews Corp.	11,090	771,753
Mr. Cooper Group, Inc. (a)	50,111	3,263,228
Stifel Financial Corp.	13,454	930,344
Webster Financial Corp.	76,793	3,898,013
Willis Towers Watson plc	10,885	2,625,462
		28,846,844
Health Care — 5.0%
Boston Scientific Corp. (a)	59,822	3,458,310
Enovis Corp. (a)	61,770	3,460,356

	Shares	Fair Value
Health Care — 5.0% continued
Envista Holdings Corp. (a)	48,822	$1,174,657
		8,093,323
Industrials — 25.8%
Alaska Air Group, Inc. (a)(b)	44,647	1,744,358
Allegiant Travel Co.	19,361	1,599,412
ESAB Corp.	40,930	3,545,357
Ferguson plc	10,585	2,043,646
Fortune Brands Innovations, Inc.	12,156	925,558
Insperity, Inc.	11,879	1,392,456
Kirby Corp. (a)	8,657	679,401
L3Harris Technologies, Inc.	13,970	2,942,361
Parker-Hannifin Corp.	14,047	6,471,453
Regal Rexnord Corp.	37,605	5,566,292
Sensata Technologies Holding plc	49,287	1,851,713
SS&C Technologies Holdings, Inc.	63,920	3,906,151
WESCO International, Inc.	53,276	9,263,631
		41,931,789
Information Technology — 5.6%
Arrow Electronics, Inc. (a)	9,449	1,155,140
Check Point Software Technologies Ltd. (a)	12,604	1,925,765
Ciena Corp. (a)	67,539	3,039,930
GoDaddy, Inc., Class A (a)	14,190	1,506,410
NXP Semiconductors NV	6,746	1,549,421
		9,176,666
Materials — 6.3%
Ashland, Inc.	54,981	4,635,448
Freeport-McMoRan, Inc.	130,626	5,560,749
		10,196,197
Real Estate — 13.8%
CubeSmart	116,230	5,387,261
Douglas Emmett, Inc. (b)	58,607	849,802
Extra Space Storage, Inc.	11,080	1,776,457
Jones Lang LaSalle, Inc. (a)	11,275	2,129,509

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 27

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2023

	Shares	Fair Value
Common Stocks — 96.7% continued
Real Estate — 13.8% continued
Mid-America Apartment Communities, Inc.	13,583	$1,826,370
Rayonier, Inc.	61,457	2,053,278
Ryman Hospitality Properties, Inc.	29,435	3,239,616
SBA Communications Corp., Class A	9,448	2,396,863
UDR, Inc.	70,719	2,707,831
		22,366,987
Utilities — 1.1%
UGI Corp.	73,362	1,804,705

Total Common Stocks
(Cost $97,777,595)		$157,094,289

Registered Investment Companies — 3.3%
State Street Institutional US Government Money Market Fund - Premier Class, 5.32% (c)	5,259,027	5,259,027
State Street Navigator Securities Lending Portfolio I, 5.09% (c)(d)	144,631	144,631
Total Registered Investment Companies
(Cost $5,403,658)		$5,403,658

Total Investment Securities — 100.0%
(Cost $103,181,253)		$162,497,947

Other Assets in Excess of Liabilities — 0.0% (e)		20,368

Net Assets — 100.0%		$162,518,315

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $1,881,876.
(c)	The rate shown is the 7-day effective yield as of December 31, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.
(e)	Percentage rounds to less than 0.1%.

NV — Naamloze Vennootschap

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Fund
Schedule of Investments
December 31, 2023

	Shares	Fair Value
Common Stocks — 97.8%
Communication Services — 1.7%
Alphabet, Inc., Class A (a)	1,027,560	$143,539,856

Consumer Discretionary — 14.0%
Amazon.com, Inc. (a)	1,236,638	187,894,778
BorgWarner, Inc.	2,520,167	90,347,987
CarMax, Inc. (a)(b)	2,940,309	225,639,313
General Motors Co.	4,749,771	170,611,774
Home Depot, Inc. (The)	484,835	168,019,569
Lear Corp.	824,228	116,389,236
NVR, Inc. (a)	31,506	220,556,178
		1,179,458,835
Consumer Staples — 4.7%
PepsiCo, Inc.	1,316,148	223,534,576
Target Corp.	1,209,859	172,308,119
		395,842,695
Energy — 6.8%
Chevron Corp.	1,054,973	157,359,773
ConocoPhillips	2,584,074	299,933,469
Diamondback Energy, Inc.	755,598	117,178,138
		574,471,380
Financials — 23.1%
Allstate Corp. (The)	1,607,318	224,992,374
American International Group, Inc.	5,531,947	374,789,409
Bank of America Corp.	7,930,212	267,010,238
Berkshire Hathaway, Inc., Class B (a)	329,619	117,561,913
Hartford Financial Services Group, Inc. (The)	1,452,547	116,755,728
KKR & Co., Inc.	2,615,884	216,725,989
Marsh & McLennan Cos., Inc.	395,525	74,940,122
Nasdaq, Inc.	2,258,044	131,282,678
Truist Financial Corp.	2,263,805	83,579,681
Visa, Inc., Class A (b)	483,032	125,757,381
Wells Fargo & Co.	4,172,664	205,378,522
		1,938,774,035
Health Care — 17.3%
Abbott Laboratories	2,463,020	271,104,611
AbbVie, Inc.	678,231	105,105,458

28 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
December 31, 2023

	Shares	Fair Value
Common Stocks — 97.8% continued
Health Care — 17.3% continued
Becton, Dickinson and Co.	546,524	$133,258,947
HCA Healthcare, Inc.	773,831	209,460,575
Humana, Inc.	332,609	152,271,726
Laboratory Corp. of America Holdings	659,918	149,992,762
Medtronic plc	1,773,874	146,131,740
Pfizer, Inc.	5,684,234	163,649,097
Stryker Corp.	418,969	125,464,457
		1,456,439,373
Industrials — 19.0%
Caterpillar, Inc.	739,592	218,675,167
Deere & Co.	351,714	140,639,877
Ferguson plc	737,471	142,383,526
Honeywell International, Inc.	597,259	125,251,185
L3Harris Technologies, Inc.	656,946	138,365,966
Parker-Hannifin Corp.	386,757	178,178,950
Regal Rexnord Corp.	979,827	145,033,993
SS&C Technologies Holdings, Inc.	2,805,991	171,474,110
Union Pacific Corp.	828,866	203,586,067
Waste Management, Inc.	735,889	131,797,720
		1,595,386,561
Information Technology — 3.5%
Microsoft Corp.	222,451	83,650,474
Texas Instruments, Inc.	1,251,397	213,313,133
		296,963,607
Materials — 3.2%
Freeport-McMoRan, Inc.	3,788,746	161,286,917
Martin Marietta Materials, Inc.	221,897	110,706,632
		271,993,549
Real Estate — 3.4%
Extra Space Storage, Inc.	915,914	146,848,492
SBA Communications Corp., Class A	551,757	139,975,233
		286,823,725

	Shares	Fair Value
Utilities — 1.1%
Dominion Energy, Inc.	1,850,828	$86,988,916

Total Common Stocks
(Cost $6,127,181,875)		$8,226,682,532

Registered Investment Companies — 3.7%
State Street Institutional US Government Money Market Fund - Premier Class, 5.32% (c)	181,475,849	181,475,849
State Street Navigator Securities Lending Portfolio I, 5.09% (c)(d)	128,365,754	128,365,754
Total Registered Investment Companies
(Cost $309,841,603)		$309,841,603

Total Investment Securities — 101.5%
(Cost $6,437,023,478)		$8,536,524,135

Liabilities in Excess of Other Assets — (1.5)%		(124,596,395)

Net Assets — 100.0%		$8,411,927,740

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $143,445,951.
(c)	The rate shown is the 7-day effective yield as of December 31, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 29

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments
December 31, 2023

	Shares	Fair Value
Common Stocks — 97.6%
Consumer Discretionary — 17.4%
Amazon.com, Inc. (a)	7,645	$1,161,581
General Motors Co.	32,781	1,177,494
Home Depot, Inc. (The)	3,217	1,114,851
NVR, Inc. (a)	194	1,358,087
		4,812,013
Consumer Staples — 4.9%
PepsiCo, Inc.	7,982	1,355,663

Energy — 7.2%
ConocoPhillips	17,167	1,992,574

Financials — 22.7%
Allstate Corp. (The)	9,418	1,318,332
American International Group, Inc.	33,251	2,252,755
Bank of America Corp.	41,779	1,406,699
KKR & Co., Inc.	15,571	1,290,057
		6,267,843
Health Care — 18.5%
Abbott Laboratories	15,677	1,725,567
HCA Healthcare, Inc.	4,892	1,324,167
Humana, Inc.	2,193	1,003,977
Pfizer, Inc.	37,136	1,069,146
		5,122,857
Industrials — 18.2%
Caterpillar, Inc.	4,811	1,422,468
Parker-Hannifin Corp.	2,436	1,122,265
SS&C Technologies Holdings, Inc.	19,613	1,198,551
Union Pacific Corp.	5,279	1,296,628
		5,039,912
Information Technology — 5.0%
Texas Instruments, Inc.	8,122	1,384,476

Materials — 3.7%
Freeport-McMoRan, Inc.	23,640	1,006,355

Total Common Stocks
(Cost $22,746,455)		$26,981,693

	Shares	Fair Value
Registered Investment Companies — 2.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.49% (b) (Cost $645,834)	645,512	$645,899

Total Investment Securities — 100.0%
(Cost $23,392,289)		$27,627,592

Other Assets in Excess of Liabilities — 0.0% (c)		8,936

Net Assets — 100.0%		$27,636,528

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2023.
(c)	Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

30 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Select Fund
Schedule of Investments
December 31, 2023

	Shares	Fair Value
Common Stocks — 96.7%
Consumer Discretionary — 20.0%
Amazon.com, Inc. (a)	81,036	$12,312,610
CarMax, Inc. (a)	262,871	20,172,721
General Motors Co.	461,655	16,582,648
Lear Corp.	91,214	12,880,329
Red Rock Resorts, Inc., Class A	603,282	32,173,029
		94,121,337
Consumer Staples — 6.3%
SunOpta, Inc. (a)(b)	2,240,411	12,255,048
Target Corp.	121,617	17,320,693
		29,575,741
Energy — 1.5%
Diamondback Energy, Inc.	46,017	7,136,316

Financials — 25.3%
Allstate Corp. (The)	143,459	20,081,391
American International Group, Inc.	421,176	28,534,674
Bank of America Corp.	429,117	14,448,369
KKR & Co., Inc.	128,970	10,685,165
Mr. Cooper Group, Inc. (a)	550,645	35,858,002
Webster Financial Corp.	185,070	9,394,153
		119,001,754
Health Care — 8.6%
Enovis Corp. (a)	312,683	17,516,502
HCA Healthcare, Inc.	34,646	9,377,979
Humana, Inc.	29,367	13,444,506
		40,338,987
Industrials — 24.1%
Cimpress plc (a)(b)	314,706	25,192,215
ESAB Corp.	80,374	6,961,996
Regal Rexnord Corp.	140,717	20,828,930
SS&C Technologies Holdings, Inc.	249,168	15,226,657
Union Pacific Corp.	62,016	15,232,370
WESCO International, Inc.	171,721	29,858,848
		113,301,016

	Shares	Fair Value
Information Technology — 4.3%
Coherent Corp. (a)	142,070	$6,184,307
Texas Instruments, Inc.	82,548	14,071,132
		20,255,439
Materials — 4.4%
Ashland, Inc.	242,136	20,414,486

Real Estate — 2.2%
Extra Space Storage, Inc.	64,292	10,307,936

Total Common Stocks
(Cost $309,498,366)		$454,453,012

Registered Investment Companies — 6.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.49% (c)	15,449,613	15,458,883
State Street Navigator Securities Lending Portfolio I, 5.09% (c)(d)	14,423,487	14,423,487
Total Registered Investment Companies
(Cost $29,879,431)		$29,882,370

Total Investment Securities — 103.1%
(Cost $339,377,797)		$484,335,382

Liabilities in Excess of Other Assets — (3.1)%		(14,663,860)

Net Assets — 100.0%		$469,671,522

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $14,393,123.
(c)	The rate shown is the 7-day effective yield as of December 31, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 31

Diamond Hill Long-Short Fund
Schedule of Investments
December 31, 2023

	Shares	Fair Value
Common Stocks — 89.9%
Communication Services — 12.7%
Alphabet, Inc., Class A (a)	527,155	$73,638,282
Comcast Corp., Class A	363,204	15,926,495
Meta Platforms, Inc., Class A (a)	220,289	77,973,494
Verizon Communications, Inc.	585,435	22,070,900
Walt Disney Co. (The)	333,119	30,077,315
		219,686,486
Consumer Discretionary — 2.7%
BorgWarner, Inc.	192,450	6,899,332
Lear Corp.	187,055	26,414,037
TJX Cos., Inc. (The) (b)(c)	134,416	12,609,565
		45,922,934
Consumer Staples — 4.0%
Archer-Daniels-Midland Co.	174,016	12,567,436
Constellation Brands, Inc., Class A (b)	101,434	24,521,669
Target Corp. (b)	223,455	31,824,461
		68,913,566
Energy — 4.2%
Chevron Corp. (b)	294,639	43,948,353
Coterra Energy, Inc.	1,151,653	29,390,185
		73,338,538
Financials — 24.9%
Allstate Corp. (The)	184,008	25,757,440
American International Group, Inc.	1,060,315	71,836,341
Bank of America Corp. (c)	950,815	32,013,941
Berkshire Hathaway, Inc., Class B (a)(b)	83,269	29,698,722
Citigroup, Inc. (c)	1,027,676	52,863,653
Fidelity National Information Services, Inc.	571,336	34,320,154
Hartford Financial Services Group, Inc. (The) (b)	246,256	19,794,057
KKR & Co., Inc. (b)	569,533	47,185,809
Morgan Stanley (b)	202,252	18,859,999
Truist Financial Corp. (c)	866,549	31,992,989
Visa, Inc., Class A (b)	110,917	28,877,241

	Shares	Fair Value
Financials — 24.9% continued
Wells Fargo & Co. (b)(c)	735,503	$36,201,458
		429,401,804
Health Care — 15.8%
Abbott Laboratories (b)	269,012	29,610,151
Becton, Dickinson and Co. (b)	60,687	14,797,311
CVS Health Corp. (b)	296,159	23,384,715
Enovis Corp. (a)	454,797	25,477,728
HCA Healthcare, Inc. (b)	128,376	34,748,816
Humana, Inc.	82,629	37,828,382
Laboratory Corp. of America Holdings (b)	113,856	25,878,330
Medtronic plc	383,229	31,570,405
Perrigo Co. plc (b)	717,434	23,087,026
Pfizer, Inc.	900,995	25,939,646
		272,322,510
Industrials — 12.7%
Alaska Air Group, Inc. (a)(b)	365,553	14,282,156
ESAB Corp. (b)(c)	164,660	14,262,849
Johnson Controls International plc (c)	378,600	21,822,504
Kirby Corp. (a)	134,278	10,538,137
L3Harris Technologies, Inc. (c)	121,935	25,681,950
Parker-Hannifin Corp. (b)(c)	84,596	38,973,377
Sensata Technologies Holding plc (c)	625,713	23,508,037
SS&C Technologies Holdings, Inc.	580,164	35,453,822
WNS Holdings Ltd. - ADR (a)	564,296	35,663,507
		220,186,339
Information Technology — 8.7%
Ciena Corp. (a)(b)	824,205	37,097,467
Microsoft Corp. (c)	172,477	64,858,251
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	244,020	25,378,080
Texas Instruments, Inc.	136,676	23,297,791
		150,631,589

32 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
December 31, 2023

	Shares	Fair Value
Common Stocks — 89.9% continued
Materials — 2.4%
Ashland, Inc. (b)	185,274	$15,620,451
Freeport-McMoRan, Inc. (b)	594,549	25,309,951
		40,930,402
Real Estate — 0.9%
Extra Space Storage, Inc. (b)	95,175	15,259,408

Utilities — 0.9%
Dominion Energy, Inc. (b)	316,955	14,896,885

Total Common Stocks
(Cost $961,548,349)		$1,551,490,461

	Coupon	Maturity	Par Value	Fair Value
Treasury — 6.9%
U.S. Treasury Notes	2.000%	06/30/24	$40,000,000	$39,376,562
U.S. Treasury Notes (c)	3.000%	06/30/24	40,000,000	39,581,250
U.S. Treasury Notes	3.000%	07/31/24	40,000,000	39,528,125
Total Treasury
(Cost $119,172,659)				$118,485,937

	Shares	Fair Value
Registered Investment Companies — 18.9%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.49% (d)	27,457,340	$27,473,814
State Street Navigator Securities Lending Portfolio I, 5.09% (d)(e)	298,725,470	298,725,470
Total Registered Investment Companies
(Cost $326,187,522)		$326,199,284

Total Investment Securities — 115.7%
(Cost $1,406,908,530)		$1,996,175,682

Segregated Cash With Custodian — 33.0%		569,747,985

Investments Sold Short — (31.9)%
(Proceeds $552,083,433)		(549,808,718)

Liabilities In Excess of Other Assets — (16.8)%		(290,641,309)

Net Assets — 100.0%		$1,725,473,640

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $291,485,958.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of December 31, 2023.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 33

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
December 31, 2023

	Shares	Fair Value
Common Stocks — 31.9%
Communication Services — 0.2%
Cogent Communications Holdings, Inc.	40,165	$3,054,950

Consumer Discretionary — 8.4%
Acushnet Holdings Corp.	344,585	21,767,434
Best Buy Co., Inc.	52,761	4,130,131
Canada Goose Holdings, Inc.	791,115	9,374,713
Choice Hotels International, Inc.	148,635	16,840,346
Dick’s Sporting Goods, Inc.	81,686	12,003,758
Etsy, Inc.	101,420	8,220,091
GameStop Corp., Class A	578,475	10,140,667
Garmin Ltd.	183,100	23,535,674
Grand Canyon Education, Inc.	62,495	8,251,840
SeaWorld Entertainment, Inc.	173,730	9,178,156
Shake Shack, Inc., Class A	147,807	10,955,455
Tesla, Inc.	39,657	9,853,971
		144,252,236
Consumer Staples — 4.3%
Brown-Forman Corp., Class B	210,990	12,047,529
Clorox Co. (The)	68,255	9,732,480
e.l.f. Beauty, Inc.	62,125	8,967,123
J.M. Smucker Co. (The)	61,720	7,800,174
WD-40 Co.	146,028	34,910,914
		73,458,220
Financials — 3.1%
Bank of Hawaii Corp.	240,135	17,400,182
Blackstone Mortgage Trust, Inc., Class A	172,600	3,671,202
Commerce Bancshares, Inc.	342,410	18,288,118
First Financial Bankshares, Inc.	159,581	4,835,304
Palomar Holdings, Inc.	176,935	9,819,893
		54,014,699

	Shares	Fair Value
Health Care — 1.3%
CONMED Corp.	62,640	$6,859,706
Penumbra, Inc.	60,245	15,154,027
		22,013,733
Industrials — 4.3%
Avis Budget Group, Inc.	17,550	3,110,913
CBIZ, Inc.	147,315	9,220,446
Cintas Corp.	4,649	2,801,766
Mueller Industries, Inc.	421,660	19,881,269
Robert Half, Inc.	168,410	14,806,607
United Parcel Service, Inc., Class B	89,055	14,002,118
W.W. Grainger, Inc.	13,405	11,108,589
		74,931,708
Information Technology — 7.8%
Akamai Technologies, Inc.	123,235	14,584,862
Alarm.com Holdings, Inc.	373,195	24,115,861
Asana, Inc., Class A	753,825	14,330,213
Badger Meter, Inc.	103,204	15,931,601
F5, Inc.	34,682	6,207,384
International Business Machines Corp.	188,445	30,820,180
Oracle Corp.	43,155	4,549,832
Teradata Corp.	544,085	23,673,138
		134,213,071
Materials — 0.3%
Silgan Holdings, Inc.	127,370	5,763,493

Real Estate — 0.7%
eXp World Holdings, Inc.	814,435	12,640,031

Utilities — 1.5%
Ormat Technologies, Inc.	336,015	25,466,577

Total Investments Sold Short — 31.9%
(Proceeds $552,083,433)		$549,808,718

Percentages disclosed are based on total net assets of the Fund at December 31, 2023.

See accompanying Notes to Financial Statements.

34 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments
December 31, 2023

	Shares	Fair Value
Common Stocks — 94.1%
Belgium — 1.2%
UCB SA	15,301	$1,333,869

Brazil — 1.7%
Ambev SA	658,459	1,863,627

Canada — 8.0%
Canadian Natural Resources Ltd. (a)	40,658	2,663,850
Capstone Copper Corp. (a)(b)	217,576	1,059,168
Fairfax Financial Holdings Ltd.	4,029	3,717,437
Imperial Oil Ltd. (a)	23,663	1,348,018
		8,788,473
China — 4.0%
Alibaba Group Holding Ltd.	167,000	1,608,626
Fu Shou Yuan International Group Ltd.	1,149,000	779,848
Tencent Holdings Ltd.	51,500	1,944,366
		4,332,840
Finland — 1.3%
Konecranes OYJ	30,517	1,376,757

France — 2.8%
Safran SA	11,783	2,077,553
Ubisoft Entertainment SA (b)	39,745	1,016,034
		3,093,587
Germany — 1.3%
Vitesco Technologies Group AG (b)	15,727	1,362,193

India — 4.2%
Fusion Micro Finance Ltd. (b)	134,370	929,610
HDFC Bank Ltd. - ADR	54,515	3,658,502
		4,588,112
Ireland — 1.2%
ICON plc (b)	4,599	1,301,839

Israel — 0.9%
Check Point Software Technologies Ltd. (b)	6,597	1,007,956

	Shares	Fair Value
Japan — 6.7%
Astellas Pharma, Inc.	133,000	$1,581,973
Japan Petroleum Exploration Co. Ltd.	62,700	2,324,238
Mitsubishi Corp.	137,400	2,188,914
Shionogi & Co. Ltd.	26,200	1,261,087
		7,356,212
Korea (Republic of) — 3.6%
Samsung Electronics Co. Ltd.	64,361	3,883,083

Mexico — 3.4%
Fomento Economico Mexicano SAB de CV	125,842	1,641,263
Wal-Mart de Mexico SAB de CV	504,533	2,121,212
		3,762,475
Netherlands — 4.5%
EXOR NV	37,157	3,719,486
uniQure NV (a)(b)	54,185	366,832
Universal Music Group NV	30,708	876,662
		4,962,980
Peru — 1.6%
Credicorp Ltd.	11,316	1,696,608

Poland — 1.8%
Dino Polska SA (b)	16,971	1,987,284

Sweden — 3.7%
Assa Abloy AB, Class B	58,628	1,689,941
Epiroc AB, Class B	132,528	2,324,702
		4,014,643
Switzerland — 10.1%
Compagnie Financiere Richemont SA, Class A	18,421	2,544,294
Nestlé SA	20,494	2,375,577
Novartis AG - ADR	20,974	2,117,745
Roche Holdings AG	6,374	1,852,815
Swatch Group AG (The)	7,667	2,086,041
		10,976,472

Taiwan Province of China — 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	20,012	2,081,248

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 35

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2023

	Shares	Fair Value
Common Stocks — 94.1% continued
United Kingdom — 24.4%
Ashmore Group plc	635,122	$1,799,964
Beazley plc	267,229	1,776,125
Bunzl plc	64,862	2,636,034
Compass Group plc	115,313	3,155,747
Diageo plc	57,166	2,075,112
Glencore plc	309,389	1,859,986
GSK plc	112,840	2,084,328
Howden Joinery Group plc	289,608	2,998,623
Smith & Nephew plc	174,989	2,404,140
Tesco plc	861,275	3,191,192
Unilever plc (a)	55,207	2,675,856
		26,657,107
United States — 5.8%
Aurinia Pharmaceuticals, Inc. (a)(b)	55,079	495,160
Energy Recovery, Inc. (b)	50,231	946,352
Ferguson plc	7,467	1,430,318
Spotify Technology SA (b)	18,249	3,429,170
		6,301,000

Total Common Stocks
(Cost $96,152,866)		$102,728,365

	Shares	Fair Value
Registered Investment Companies - 9.7%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.49% (c)	6,291,472	$6,295,247
State Street Navigator Securities Lending Portfolio I, 5.09% (c)(d)	4,326,627	4,326,627
Total Registered Investment Companies
(Cost $10,620,123)		$10,621,874
Total Investment Securities — 103.8%
(Cost $106,772,989)		$113,350,239

Liabilities in Excess of Other Assets — (3.8)%		(4,121,856)

Net Assets — 100.0%		$109,228,383

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $4,818,292.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2023.
(d)	This security was purchased using cash collateral held from securities on loan.

AB — Aktiebolag

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

OYJ —Julkinen Osakeyhtio

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV — Societe Anonima Bursatil de Capital Variable

See accompanying Notes to Financial Statements.

36 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 5.0%
Banking — 2.9%
American Express Co. (a)	6.338%	10/30/26	$1,000,000	$1,019,554
American Express Co.	2.550%	03/04/27	500,000	468,409
Bank of America Corp. (1* TSFR3M + 90) (a)	2.015%	02/13/26	6,600,000	6,342,047
Bank of America Corp. (1* SOFR + 115) (a)(b)	1.319%	06/19/26	776,000	730,318
Capital One Financial Corp.	2.636%	03/03/26	1,000,000	958,186
Citigroup, Inc. (1* SOFR + 53) (a)	1.281%	11/03/25	2,750,000	2,645,865
Discover Bank	3.450%	07/27/26	801,000	757,221
Discover Financial Services	3.750%	03/04/25	1,949,000	1,903,792
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,079,611
Goldman Sachs Group, Inc.	0.925%	10/21/24	5,000,000	4,993,700
Huntington National Bank	5.699%	11/18/25	1,300,000	1,283,752
JPMorgan Chase & Co.	0.824%	06/01/25	3,000,000	2,935,764
JPMorgan Chase & Co. (b)	1.561%	12/10/25	3,700,000	3,562,359
JPMorgan Chase & Co. (b)	1.470%	09/22/27	1,600,000	1,449,618
JPMorgan Chase Bank, NA	5.110%	12/08/26	500,000	504,486
KeyBank NA (1* SOFR + 32) (a)(b)	5.630%	06/14/24	2,000,000	1,977,799
Morgan Stanley (a)	0.791%	01/22/25	3,800,000	3,788,774
Morgan Stanley	0.790%	05/30/25	2,000,000	1,955,167
Royal Bank of Canada	0.750%	10/07/24	2,000,000	1,930,666
Royal Bank of Canada	4.950%	04/25/25	900,000	900,105
Toronto-Dominion Bank (The)	0.700%	09/10/24	900,000	871,385
Toronto-Dominion Bank (The) (b)	1.250%	12/13/24	500,000	481,246
Truist Financial Corp.	5.720%	06/09/25	800,000	788,054
US Bancorp (a)	6.787%	10/26/27	900,000	939,659
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	1,675,000	1,605,263
Wells Fargo Bank, NA	5.254%	12/11/26	1,500,000	1,518,335
				47,391,135

	Coupon	Maturity	Shares/ Par Value	Fair Value
Communications — 0.0% (c)
Fox Corp.	4.030%	01/25/24	$450,000	$449,448

Consumer Cyclical — 0.5%
Dollar Tree, Inc.	4.000%	05/15/25	1,600,000	1,570,563
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,423,303
Honda Motor Co. (b)	2.271%	03/10/25	900,000	872,223
Hyundai Capital America (d)	6.250%	11/03/25	900,000	913,212
Hyundai Capital America (d)	5.650%	06/26/26	900,000	905,971
Mercedes-Benz Financing (d)	2.700%	06/14/24	1,000,000	986,870
				8,672,142
Consumer Non-Cyclical — 0.1%
Mondelez International, Inc. (d)	0.750%	09/24/24	300,000	289,191
Pfizer, Inc.	4.450%	05/19/26	900,000	897,453
				1,186,644
Electric — 0.2%
DTE Energy Co.	1.050%	06/01/25	500,000	471,114
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,721,934
				3,193,048
Energy — 0.3%
Devon Energy Corp. (b)	5.250%	09/15/24	1,000,000	997,835
Energy Transfer Operating, LP	4.500%	04/15/24	925,000	921,536
Energy Transfer Operating, LP	5.500%	06/01/27	1,000,000	1,012,182
Energy Transfer, LP	6.050%	12/01/26	500,000	514,042
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	723,226
				4,168,821
Insurance — 0.8%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,396,696
Equitable Financial Life (d)	1.100%	11/12/24	3,050,000	2,934,966
Met Life Global Funding I (d)	0.700%	09/27/24	1,200,000	1,158,952
New York Life Global Funding (d)	0.900%	10/29/24	800,000	773,281

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 37

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Corporate Credit — 5.0% continued
Insurance — 0.8% continued
Principal Life Global Funding II (d)	0.750%	08/23/24	$1,265,000	$1,224,228
Protective Life Global Funding (d)	0.473%	01/12/24	2,945,000	2,941,146
Protective Life Global Funding (d)	0.781%	07/05/24	1,700,000	1,659,304
RGA Global Funding (d)	2.000%	11/30/26	800,000	731,576
				12,820,149
Technology — 0.0% (c)
Dell International, LLC/EMC Corp.	4.900%	10/01/26	300,000	300,477

Transportation — 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	02/15/29	382,418	371,593
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,349,000	1,227,648
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	776,380	786,030
				2,385,271

Total Corporate Credit
(Cost $81,436,174)				$80,567,135

Securitized — 86.4%
ABS-Other — 5.0%
BXG Receivables Note Trust, Series 2018-A, Class C (d)	4.440%	02/02/34	446,604	428,312
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	3,144,039

	Coupon	Maturity	Shares/ Par Value	Fair Value
ABS-Other — 5.0% continued
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	$966,770	$904,103
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	519,294	479,758
Diamond Resorts Owner Trust, Series 2021-1A, Class D (d)	3.830%	11/21/33	276,220	253,073
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	8,850,000	7,963,943
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(d)	3.620%	07/25/26	9,900,000	8,536,456
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/25/26	14,280,000	12,354,618
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (d)	7.900%	07/25/27	4,850,000	4,890,615
Helios Issuer, LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,472,429	1,348,930
Helios Issuer, LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,035,892	898,940
Helios Issuer, LLC, Series 2022-C, Class C (d)	6.000%	11/22/49	4,361,473	3,777,284
Helios Issuer, LLC, Series 2023-B, Class C (d)	6.000%	08/22/50	976,202	901,089
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	182,128	179,134
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	700,767	660,875
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	325,938	308,213

38 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
ABS-Other — 5.0% continued
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	$1,857,847	$1,747,371
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	2,374,430	1,847,237
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	1,822,341	1,356,395
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	357,597	325,352
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,053,831	931,259
Mosaic Solar Loans, LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	584,313	498,189
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (d)	8.180%	09/22/53	11,000,000	10,417,597
MVW Own Trust, Series 2021-1W, Class D (d)	3.170%	01/22/41	938,430	850,553
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(d)	9.587%	05/25/27	3,625,000	3,624,873
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	940,616	863,252
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	275,741	264,206
Sierra Receivables Funding, Series 2022-2A, Class D (d)	9.220%	06/20/40	660,231	666,659
SPS Servicer Advance Receivables, Series 2020-T2, Class B (d)	2.130%	11/15/55	2,213,000	2,014,367

	Coupon	Maturity	Shares/ Par Value	Fair Value
ABS-Other — 5.0% continued
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	$3,000,000	$2,646,827
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	426,409	422,774
Westgate Resorts, Series 2023-1A, Class D (d)	10.140%	12/20/37	4,620,703	4,651,537
				80,157,830
Agency MBS CMO — 3.2%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (a)	5.903%	05/15/35	245,845	242,946
FHLMC, Series 3121, Class FM (1* SOFR + 40) (a)	5.853%	03/15/36	217,118	214,475
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	6.553%	11/15/37	396,481	391,761
FHLMC, Series 3925, Class FL (1* SOFR + 45) (a)	5.903%	01/15/41	41,623	41,489
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	5.953%	07/15/41	174,088	171,919
FHLMC, Series 4314, Class PF (1* SOFR + 40) (a)	5.853%	07/15/43	74,329	73,827
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	631,956
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	10,127,619	9,684,696
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	6.102%	07/25/36	436,501	436,307
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	5.832%	11/25/36	196,844	194,162
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (a)	5.952%	12/25/40	187,066	183,557

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 39

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Agency MBS CMO — 3.2% continued
FNMA, Series 2011-86, Class KF (1* SOFR + 55) (a)	6.002%	09/25/41	$314,373	$309,857
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	4,379,818	4,099,805
FNMA, Series 2012-9, Class FC (1* SOFR + 40) (a)	5.852%	02/25/42	134,333	132,330
FNMA, Series 2012-33, Class F (1* SOFR + 52) (a)	5.972%	04/25/42	91,641	90,674
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	2,155,638	2,035,438
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	962,495	941,051
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	9,720,071	9,823,902
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	6,649,414	6,782,065
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,931,414	4,089,470
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	8,759,771	8,960,582
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (a)	5.952%	10/20/62	369,855	368,151
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (a)	5.967%	10/20/62	2,350,280	2,343,071
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	4.869%	05/20/66	69,653	69,421
				52,312,912
Agency MBS CMO Derivatives — 0.0% (c)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	1.147%	05/15/36	407,356	48,011

	Coupon	Maturity	Shares/ Par Value	Fair Value
Agency MBS CMO Derivatives — 0.0% (c) continued
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	$1,002,990	$39,337
FNMA, Class (PO)	0.000%	04/25/29	131,642	121,141
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	1.098%	05/25/40	261,678	24,975
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	377,197	42,466
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	653,554	15,435
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.457%	05/20/63	8,959,132	40,154
GNMA, Series 2016-H20, Class GI (IO) (a)	0.193%	08/20/66	6,463,460	8,039
GNMA, Series 2018-H08, Class NI (IO) (a)	0.768%	05/20/68	5,002,700	23,942
GNMA, Series 2019-H04, Class IO (IO) (a)	1.534%	03/20/69	13,131,621	179,100
				542,600
Agency MBS Passthrough — 5.0%
FHLMC, Pool #G6-0257	5.500%	06/01/41	345,845	356,657
FHLMC, Pool #84-1354	3.480%	11/01/48	4,162,864	4,111,709
FHLMC, Pool #QG-9457	6.500%	08/01/53	13,814,860	14,191,607
FNMA, Pool #BP6608	2.205%	08/01/50	2,098,289	1,941,716
FNMA, Pool #BM7138	1.694%	10/01/51	8,103,035	7,270,635
GNMA, Pool #CM7497C	5.000%	08/20/52	6,149,199	6,009,472
GNMA, Pool #CW0334C	7.000%	07/20/63	5,379,770	5,503,242
GNMA, Pool #CW0526C	7.000%	08/20/63	8,577,034	8,773,888
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	30,603,140	32,949,875
				81,108,801
Auto Loan — 7.7%
ACM Auto Trust, Series 2023-1A, Class C (d)	8.590%	01/22/30	4,000,000	3,981,837

40 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Auto Loan — 7.7% continued
ACM Auto Trust, Series 2023-2A, Class A (d)	7.970%	06/20/30	$2,580,684	$2,589,477
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	6,722,786
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,787,611
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	1,107,072	1,090,016
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,126,747
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (d)	9.840%	03/15/29	5,700,000	5,882,955
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	76,797	76,609
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,235,980
CarNow Auto Receivables Trust, Series 2023-1A, Class B (d)	6.950%	03/16/26	2,719,485	2,710,201
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,473,735

	Coupon	Maturity	Shares/ Par Value	Fair Value
Auto Loan — 7.7% continued
CarNow Auto Receivables Trust, Series 2023-1A, Class D (d)	7.990%	02/15/28	$3,500,000	$3,373,773
Chase Auto Credit Linked Notes, Series 2021-3, Class D (d)	1.009%	02/26/29	729,313	703,154
Chase Auto Credit Linked Notes, Series 2021-3, Class E (d)	2.102%	02/26/29	607,761	588,505
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (d)	7.620%	12/15/33	7,000,000	7,091,405
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (d)	7.300%	04/17/34	2,000,000	2,009,850
Credito Real USA Auto Receivable, Series 2021-1, Class A (d)	1.350%	02/16/27	158,362	157,874
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	571,388	552,580
FHF Trust, Series 2021-2A, Class B (d)	1.630%	09/15/27	10,900,000	10,043,406
First Help Financial, LLC, Series 2023-2, Class C (d)	8.104%	12/17/29	2,500,000	2,591,267
First Help Financial, LLC, Series 2023-1A, Class C (d)	7.880%	07/15/30	12,907,000	12,692,608
First Help Financial, LLC, Series 2023-2, Class D (d)	9.503%	10/15/30	4,500,000	4,657,556
JPMorgan Chase Bank, NA, Series 2021-2, Class E (d)	2.280%	12/26/28	312,149	306,056
Lobel Automobile Receivables Trust, Series 2023-1, Class A (d)	6.970%	07/15/26	2,585,771	2,590,619

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 41

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Auto Loan — 7.7% continued
Lobel Automobile Receivables Trust, Series 2023-2, Class A (d)	7.590%	04/16/29	$5,944,892	$5,983,380
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (d)	8.200%	05/20/36	5,700,000	5,784,856
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (d)	10.800%	05/20/36	9,640,000	9,611,014
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	5,307,733
Satander Bank, NA, Series 2023-B, Class F (d)	12.240%	12/15/33	4,000,000	4,016,552
US Bank National Association, Series 2023-1, Class B (d)	6.789%	08/25/32	2,500,000	2,509,252
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	2,903,393	2,864,630
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	5,000,000	4,794,021
Veros Auto Receivables Trust, Series 2023-1, Class A (d)	7.120%	11/15/28	3,955,136	3,970,360
				124,878,405
CRE/CLO — 7.8%
A10 Securitization, Series 2021-D, Class D (d)	4.409%	10/01/38	7,546,818	6,679,938
A10 Securitization, Series 2021-D, Class E (d)	4.937%	10/01/38	3,575,985	3,131,876
A10 Securitization, Series 2020-C, Class C (d)	3.363%	08/15/40	1,639,058	1,630,644
A10 Securitization, Series 2020-C, Class D (d)	4.129%	08/15/40	11,991,000	11,926,057

	Coupon	Maturity	Shares/ Par Value	Fair Value
CRE/CLO — 7.8% continued
A10 Securitization, Series 2020-C, Class E (d)	5.465%	08/15/40	$1,050,000	$1,002,590
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(d)	8.073%	12/18/37	6,000,000	5,689,020
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(d)	8.573%	12/18/37	2,000,000	1,878,954
ACREC, Series 2021-FL1, Class E (1* TSFR1M + 311) (a)(d)	8.473%	10/16/36	3,000,000	2,786,583
AREIT CRE Trust, Series 2019-CRE3, Class C (1* TSFR1M + 201) (a)(d)(e)	7.376%	09/14/36	1,589,000	1,449,619
AREIT CRE Trust, Series 2021-CRE5, Class A (1* TSFR1M + 119) (a)(d)	6.553%	11/17/38	3,493,453	3,427,717
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* Prime + 375) (a)(d)	9.193%	08/15/32	165,016	163,161
BDS Ltd., Series 2021-FL8, Class D (1* TSFR1M + 201) (a)(d)	7.373%	01/18/36	2,750,000	2,654,751
BrightSpire Capital, Inc., Series 2021-FL1, Class A (1* TSFR1M + 126) (a)(d)	6.620%	08/19/38	6,679,300	6,495,867
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (d)	6.344%	02/15/38	8,981,183	8,561,574
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(d)(e)	7.394%	02/15/38	4,725,000	3,549,132

42 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
CRE/CLO — 7.8% continued
BXMT Ltd., Series 2020-FL2, Class E (1* TSFR1M + 216) (a)(d)(e)	7.494%	02/15/38	$3,500,000	$2,434,736
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (d)	6.844%	02/18/38	5,250,000	4,600,186
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(d)(e)	7.694%	05/15/38	8,250,000	6,650,845
FS Rialto Issuer Ltd., Series 2021-FL2, Class A (1* TSFR1M + 133) (d)	6.693%	05/16/38	9,253,959	9,115,038
FS Rialto Issuer Ltd., Series 2021-FL2, Class AS (1* TSFR1M + 166) (d)	7.023%	05/16/38	1,586,500	1,533,398
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (d)	7.396%	02/18/38	10,000,000	9,521,910
KKR Financial Management, Series 2021-FL2, Class A (1* TSFR1M + 118) (d)	6.546%	02/15/39	8,000,000	7,784,464
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (d)	6.776%	02/15/39	2,250,000	2,139,845
LoanCore Issuer Ltd., Series 2021-CRE6, Class A (1* TSFR1M + 141) (d)	6.776%	11/15/38	4,320,000	4,224,567
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(d)	6.676%	07/15/36	1,904,000	1,862,965

	Coupon	Maturity	Shares/ Par Value	Fair Value
CRE/CLO — 7.8% continued
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class D (1* TSFR1M + 261) (d)	7.976%	07/15/36	$500,000	$478,056
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class E (1* TSFR1M + 315) (d)	8.506%	02/19/37	300,000	278,884
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(d)	11.085%	09/17/37	1,250,000	1,245,106
PFP Ltd., Series 2021-8, Class A (1* TFSR1M + 111) (a)(d)	6.476%	08/09/37	1,373,496	1,353,290
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (a)(d)	7.276%	08/09/37	2,000,000	1,914,476
PFP Ltd., Series 2021-7, Class D (1* TSFR1M + 251) (a)(d)	7.876%	04/14/38	2,499,875	2,405,312
PFP Ltd., Series 2021-7, Class E (1* TFSR1M + 311) (d)	8.476%	04/14/38	2,249,888	2,162,644
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (a)(d)	6.556%	09/15/36	493,147	491,714
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* TSFR1M + 226) (a)(d)	7.626%	09/15/36	2,000,000	1,909,332

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 43

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
CRE/CLO — 7.8% continued
Starwood Commercial Mortgage Trust, Series 2019-FL1, Class AS (1* TSFR1M + 151) (d)	6.876%	07/15/38	$1,367,000	$1,310,692
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221) (d)	7.576%	10/17/34	2,162,842	2,120,251
				126,565,194
Credit Cards — 10.1%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (d)	4.630%	07/15/25	7,000,000	6,937,843
Continental Credit Card, LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	4,434,011	4,413,251
Continental Credit Card, LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	2,929,341
Continental Credit Card, LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,546,912
Continental Credit Card, LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	9,200,000	8,776,371
Continental Credit Card, LLC, Series 2021-A, Class B (d)	3.490%	12/17/29	6,700,000	6,269,795
Continental Credit Card, LLC, Series 2021-A, Class C (d)	4.020%	12/17/29	6,900,000	6,185,824
Continental Credit Card, LLC, Series 2021-A, Class D (d)	6.010%	12/17/29	16,210,000	14,077,725
Continental Credit Card, LLC, Series 2022-A, Class C (d)	9.330%	10/15/30	4,100,000	4,101,885

	Coupon	Maturity	Shares/ Par Value	Fair Value
Credit Cards — 10.1% continued
Continental Credit Card, LLC, Series 2022-A, Class D (d)	12.420%	10/15/30	$5,000,000	$4,922,450
Genesis Private Label Amortization Trust, Series 2020-1, Class D (d)	6.630%	07/20/30	5,309,189	5,276,901
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,581,674
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	2,350,000	2,099,386
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	8,000,000	6,925,361
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	6,000,000	5,073,707
Genesis Sales Finance Master Trust, Series 2022-B, Class C (d)	9.530%	09/20/27	5,000,000	5,041,666
Genesis Sales Finance Master Trust, Series 2022-A, Class D (d)	10.970%	09/20/27	4,350,000	4,355,625
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A (d)	2.500%	09/21/26	23,685,000	23,035,493
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (d)	3.200%	09/21/26	4,000,000	3,786,230

44 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Credit Cards — 10.1% continued
Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C (d)	10.830%	03/22/27	$8,000,000	$7,913,511
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (d)	10.680%	06/21/27	3,500,000	3,506,552
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class D (d)	17.760%	06/21/27	4,000,000	4,038,972
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (d)	8.040%	09/20/27	7,000,000	7,076,532
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class D (d)	17.070%	09/20/27	10,000,000	10,114,666
Mission Lane Credit Card Master, Series 2023-A, Class D (d)	11.950%	07/17/28	5,500,000	5,509,938
Mission Lane Credit Card Master, Series 2023-A, Class E (d)	15.730%	07/17/28	5,500,000	5,484,306
				163,981,917
Equipment — 2.2%
Business Jet Securities, LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	404,153	384,998
Business Jet Securities, LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	568,006	555,074
Business Jet Securities, LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	830,043	758,518
Business Jet Securities, LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	1,132,961	1,068,637

	Coupon	Maturity	Shares/ Par Value	Fair Value
Equipment — 2.2% continued
CPF IV, LLC, Series 2023-2, Class A (d)	7.480%	03/15/32	$13,358,198	$13,405,699
CPF IV, LLC, Series 2023-2, Class C (d)	7.560%	03/15/32	7,000,000	6,568,775
DEXT, Series 2023-2, Class D (d)	8.300%	05/15/34	2,120,000	2,057,278
NMEF Funding, LLC, Series 2023-A, Class C (d)	8.040%	06/17/30	3,000,000	2,989,452
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	3,000,000	2,832,714
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)	5.926%	10/15/41	6,028,165	4,817,879
				35,439,024
HECM — 4.8%
Boston Lending Trust, Series 2022-1, Class M2 (d)(e)	2.750%	02/25/62	1,053,412	701,519
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (d)(e)	3.000%	07/25/62	1,456,732	1,028,440
Brean Asset Backed Securities, Series 2023-SRM1, Class M2 (d)	4.000%	09/25/63	4,796,065	4,018,519
Brean Asset Backed Securities, Series 2023-SRM1, Class M3 (d)	4.000%	09/25/63	4,038,791	3,132,045
Brean Asset Backed Securities, Series 2023-RM7, Class A1 (d)	4.500%	03/25/78	8,000,000	7,287,590

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 45

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
HECM — 4.8% continued
Brean Asset Backed Securities, Series 2023-RM7, Class A2 (d)	4.500%	03/25/78	$2,000,000	$1,699,920
Brean Asset Backed Securities, Series 2023-RM7, Class M1 (d)	4.500%	03/25/78	3,886,853	2,628,207
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (d)	3.750%	04/25/25	4,224,185	4,147,875
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (d)	3.750%	04/25/25	3,000,000	2,746,896
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (d)	3.849%	10/27/31	3,000,000	2,806,224
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (a)(d)	5.084%	02/25/32	1,600,000	1,465,208
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M5 (d)	7.870%	02/25/32	8,000,000	7,025,893
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (d)	6.000%	08/01/32	6,500,000	6,040,197
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (d)	3.000%	06/25/36	9,000,000	7,315,533
RMF Buyout Issuance Trust, Series 2021-HB1, Class A (d)	1.259%	11/25/31	1,754,188	1,688,274

	Coupon	Maturity	Shares/ Par Value	Fair Value
HECM — 4.8% continued
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)	3.690%	11/25/31	$3,000,000	$2,649,128
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)	4.704%	11/25/31	6,350,000	5,506,235
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (d)	3.630%	10/25/50	1,000,000	869,180
RMF Proprietary Issuance Trust, Series 2021-2, Class A (a)(d)	2.125%	09/25/61	8,281,773	6,696,294
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (d)	2.125%	09/25/61	2,621,860	1,635,205
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(d)	3.000%	01/25/62	929,612	781,138
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(d)	3.750%	06/25/62	2,600,000	1,486,027
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(d)	3.000%	01/25/62	1,600,000	1,139,006
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)	3.000%	01/25/62	4,000,000	2,495,569
				76,990,122
Hospitality — 1.0%
BHMS Mortgage Trust, Series 2018-ATLS, Class B (1* TSFR1M + 155) (d)	7.159%	07/15/35	3,500,000	3,437,732
BX Trust, Series 2018-GW, Class E (1* TSFR1M + 227) (a)(d)	7.629%	05/15/35	6,000,000	5,878,874

46 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Hospitality — 1.0% continued
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* TSFR1M + 150) (a)(d)	7.123%	07/15/25	$3,476,136	$3,419,177
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (d)	7.568%	05/15/38	3,000,000	2,935,836
				15,671,619
Industrial — 1.0%
BX Trust, Series 2021-VOLT, Class C (1* TSFR1M + 121) (d)	6.576%	09/15/36	10,000,000	9,635,887
BX Trust, Series 2021-VOLT, Class D (1* TSFR1M + 176) (a)(d)	7.126%	09/15/36	6,405,000	6,155,712
				15,791,599
Manufactured Housing — 0.1%
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(d)	5.985%	11/25/44	1,100,000	1,050,002

Multifamily — 9.5%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (a)(d)	7.945%	11/25/24	3,844,388	3,784,070
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (a)(d)	7.634%	12/25/24	968,352	949,081
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(d)	7.595%	02/25/25	1,494,342	1,463,719

	Coupon	Maturity	Shares/ Par Value	Fair Value
Multifamily — 9.5% continued
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (a)(d)	7.384%	03/25/25	$1,125,038	$1,085,022
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(d)	7.495%	10/25/25	2,133,604	2,059,890
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (a)(d)	7.495%	04/25/26	3,253,191	3,040,449
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(d)	7.595%	01/25/28	2,254,710	2,132,307
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (d)	7.495%	06/25/28	3,078,461	2,755,526
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(d)	7.334%	07/25/28	2,503,081	2,237,631
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(d)	7.695%	01/25/29	4,163,920	3,898,024
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (a)(d)	7.795%	02/25/29	2,045,713	1,924,359
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(d)	7.695%	08/25/29	5,356,547	4,981,866
MultiFamily Connecticut Avenue, Series 2019-01, Class B-10 (1* SOFR + 550) (a)(d)	10.952%	10/25/49	8,960,000	8,583,133

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 47

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Multifamily — 9.5% continued
MultiFamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (a)(d)	12.952%	03/25/50	$8,563,000	$8,367,889
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(d)	7.137%	07/25/41	15,879,962	14,853,094
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (d)	8.687%	07/25/41	39,250,000	34,185,290
MultiFamily Structured Credit Risk, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(d)	10.837%	07/25/41	6,154,000	4,826,540
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(d)	7.337%	01/25/51	6,437,633	6,245,831
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M2 (1* SOFR + 400) (a)(d)	9.087%	01/25/51	15,500,000	14,800,507
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(d)	7.637%	11/25/51	18,143,262	17,646,702
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M2 (1* SOFR + 400) (a)(d)	9.337%	11/25/51	5,400,000	5,003,202

	Coupon	Maturity	Shares/ Par Value	Fair Value
Multifamily — 9.5% continued
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(d)	12.187%	11/25/51	$2,500,000	$2,170,008
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(d)	9.578%	05/25/52	6,673,688	6,718,598
				153,712,738
Non-Agency MBS 2.0 — 0.3%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	6.887%	02/25/50	2,160,407	1,925,497
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(d)	6.637%	03/25/51	1,833,506	1,729,807
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(d)	7.137%	03/25/51	1,383,848	1,264,074
				4,919,378
Non-Performing Loan — 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(d)	3.086%	11/25/50	1,662,000	1,457,602

Non-QM — 0.0% (c)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	6.098%	08/25/34	3,663	3,494

48 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Office — 0.5%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (d)	6.626%	10/15/43	$3,500,000	$3,233,125
Drop Mortgage Trust, Series 2021-FILE, Class C (1* TSFR1M + 236) (a)(d)	7.726%	10/15/43	5,500,000	4,441,295
				7,674,420
Residential Transition Loan — 6.3%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	01/25/26	5,950,966	5,721,723
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	01/25/26	4,513,707	4,352,761
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	5.438%	05/25/25	16,188,000	14,990,287
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (d)	3.104%	03/28/29	7,500,000	6,960,789
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	4.458%	02/25/26	2,750,000	2,529,000
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (d)	2.783%	06/25/26	1,500,000	1,393,693
LHOME Mortgage Trust, Series 2021-RTL2, Class M (d)	4.458%	06/25/26	4,350,000	4,059,033
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (d)	3.228%	09/25/26	8,250,000	7,642,498

	Coupon	Maturity	Shares/ Par Value	Fair Value
Residential Transition Loan — 6.3% continued
LHOME Mortgage Trust, Series 2021-RTL3, Class M (d)	5.193%	09/25/26	$5,000,000	$4,633,546
LHOME Mortgage Trust, Series 2022-RTL1, Class M (d)	6.900%	02/25/27	7,927,500	7,407,260
New York Mortgage Trust, Series 2022-BPL1, Class A2 (d)	4.948%	11/25/27	5,500,000	5,333,815
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	7,900,000	7,326,067
ROC Securities Trust, Series 2021-RTL1, Class M (d)	5.682%	08/25/26	6,745,000	6,114,142
Toorak Mortgage Corp., Series 2022-1, Class A2 (d)	4.948%	03/25/29	8,000,000	7,863,333
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (d)	9.500%	11/25/27	15,000,000	15,050,100
				101,378,047
Retail — 1.5%
BX Trust, Series 2021-VIEW, Class E (1* SOFR + 360) (a)(d)(e)	9.076%	06/15/36	4,690,500	4,271,004
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C (a)(d)	4.941%	04/15/36	4,575,000	4,540,784
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (d)	6.626%	02/15/40	5,408,638	5,257,962
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(d)	7.276%	02/15/40	3,040,000	2,758,793

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 49

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Retail — 1.5% continued
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(d)	7.976%	02/15/40	$2,083,200	$1,868,807
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (a)(d)	9.126%	02/15/40	5,680,000	5,019,483
				23,716,833
Single Family Rental — 4.1%
American Homes 4 Rent, Series 2014-SFR2, Class A (d)	3.790%	10/17/36	13,470,038	13,251,850
American Homes 4 Rent, Series 2014-SFR2, Class D (d)	3.678%	12/17/36	4,152,187	4,071,864
American Homes 4 Rent, Series 2015-SFR1, Class A (d)	3.467%	04/17/52	4,179,685	4,063,014
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	470,378
Home Partners of America Trust, Series 2021-2, Class D (d)	2.652%	12/17/26	6,254,555	5,635,678
Progress Residential Trust, Series 2023-SFR2, Class E1 (d)	4.750%	10/17/28	3,141,000	2,845,043
Progress Residential Trust, Series 2019-SFR4, Class A (d)	2.687%	10/17/36	8,013,789	7,801,616
Progress Residential Trust, Series 2019-SFR4, Class B (d)	2.937%	10/17/36	2,300,000	2,239,883

	Coupon	Maturity	Shares/ Par Value	Fair Value
Single Family Rental — 4.1% continued
Progress Residential Trust, Series 2020-SFR1, Class A (d)	1.732%	04/17/37	$27,224,119	$25,936,900
				66,316,226
Small Business — 3.8%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	12,000,000	11,826,121
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	3,650,000	3,569,152
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	2,676,000	2,612,953
FORA Financial Asset Securitization, Series 2021-1A, Class A (d)	2.620%	05/15/27	11,000,000	10,629,349
FORA Financial Asset Securitization, Series 2021-1A, Class B (d)	2.970%	05/15/27	2,600,000	2,510,025
FORA Financial Asset Securitization, Series 2021-1A, Class C (d)	3.850%	05/15/27	3,000,000	2,818,597
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(d)	7.950%	02/25/44	463,849	459,784
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(d)	9.250%	02/25/44	1,020,468	1,013,759
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(d)	7.600%	12/25/44	1,150,563	1,138,004

50 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Small Business — 3.8% continued
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(d)	8.750%	10/25/49	$2,391,762	$2,361,062
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (d)	9.250%	07/25/50	6,093,004	6,056,702
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,416,118
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	3,250,000	3,123,642
OnDeck Asset Securitization Trust, Series 2023-1, Class C (d)	9.930%	08/19/30	5,000,000	5,003,863
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	5,500,000	5,261,392
				61,800,523
Student Loan — 0.5%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	759,243	727,129
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	462,936	451,141
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	2,416,750	2,263,249
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	1,554,974	1,391,469

	Coupon	Maturity	Shares/ Par Value	Fair Value
Student Loan — 0.5% continued
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	$972,470	$893,099
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	227,751	192,662
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,377	1,714,633
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(d)	6.720%	07/25/51	758,630	752,097
				8,385,479
Unsecured Consumer — 11.9%
ACHV ABS Trust, Series 2023-2PL, Class B (d)	6.880%	05/20/30	4,000,000	4,006,176
ACHV ABS Trust, Series 2023-2PL, Class C (d)	7.270%	05/20/30	1,450,000	1,462,624
ACHV ABS Trust, Series 2023-3PL, Class D (d)	8.360%	08/19/30	1,750,000	1,788,101
ACHV ABS Trust, Series 2023-4CP, Class B (d)	7.240%	11/25/30	5,000,000	5,046,012
ACHV ABS Trust, Series 2023-4CP, Class C (d)	7.710%	11/25/30	3,000,000	3,050,370
ACHV ABS Trust, Series 2023-4CP, Class D (d)	8.600%	11/25/30	2,000,000	2,044,134
ACHV ABS Trust, Series 2023-4CP, Class E (d)	10.500%	11/25/30	5,500,000	5,466,136
Affirm, Inc., Series 2022-Z1, Class B (d)	6.490%	06/15/27	2,500,000	2,438,765
Affirm, Inc., Series 2023-B, Class B (d)	7.440%	09/15/28	5,000,000	5,085,069
Affirm, Inc., Series 2023-X1, Class D (d)	9.550%	11/15/28	2,000,000	2,037,703
AMCR ABS Trust, Series 2023-1, Class A (d)	7.660%	01/21/31	4,000,000	4,007,250

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 51

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Unsecured Consumer — 11.9% continued
AMCR ABS Trust, Series 2023-1, Class B (d)	8.700%	01/21/31	$9,228,000	$9,330,126
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	10,750,000	10,256,176
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (d)	8.150%	12/17/36	3,500,000	3,600,963
Conn Funding II, LP, Series 2023-A, Class B (d)	10.000%	01/17/28	3,080,000	3,120,732
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	11,500,000	11,532,294
LendingPoint Asset Securitization, Series 2022-C, Class D (d)	10.730%	02/15/30	4,920,000	4,382,566
Lendmark Funding Trust, Series 2020-2, Class B (d)	3.540%	04/21/31	2,000,000	1,818,946
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	907,904
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,560,000	2,538,360
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,230,000	7,665,455
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,850,000	1,625,570
Oportun Funding XIV, LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	3,401,555	3,239,407

	Coupon	Maturity	Shares/ Par Value	Fair Value
Unsecured Consumer — 11.9% continued
Oportun Funding, LLC, Series 2021-A, Class D (d)	5.400%	03/08/28	$5,339,040	$4,983,380
Oportun Funding, LLC, Series 2022-1, Class C (d)	6.000%	06/15/29	9,000,000	8,753,823
Oportun Funding, LLC, Series 2022-2, Class A (d)	5.940%	10/09/29	1,326,948	1,324,708
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	3,500,000	3,269,342
Oportun Funding, LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	7,650,000	7,027,119
Oportun Funding, LLC, Series 2022-A, Class C (d)	7.400%	06/09/31	7,600,000	7,366,235
Oportun Funding, LLC, Series 2022-A, Class D (d)	8.500%	06/09/31	1,500,000	1,372,070
Oportun Funding, LLC, Series 2021-C, Class B (d)	2.670%	10/08/31	13,000,000	11,875,846
Oportun Funding, LLC, Series 2021-C, Class C (d)	3.610%	10/08/31	3,750,000	3,350,161
Oportun Funding, LLC, Series 2021-C, Class D (d)	5.570%	10/08/31	6,275,000	5,380,695
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CFT (a)(d)	0.000%	07/15/25	81,061,702	400,040
Prosper Marketplace Issuance Trust, Series 2023-1, Class B (d)	7.480%	07/16/29	2,300,000	2,322,309
Prosper Marketplace Issuance Trust, Series 2023-1, Class C (d)	8.290%	07/16/29	1,900,000	1,926,908

52 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares/ Par Value	Fair Value
Securitized — 86.4% continued
Unsecured Consumer — 11.9% continued
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (d)	11.240%	07/16/29	$1,900,000	$1,934,435
Reach Financial, LLC, Series 2021-1A, Class B (d)	2.170%	05/15/29	3,800,000	3,675,907
Reach Financial, LLC, Series 2021-1A, Class C (d)	3.540%	05/15/29	6,700,000	6,172,259
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	1,479,490	1,445,115
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,360,579
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	895,000	814,582
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	4,650,000	4,171,071
Regional Management Issuance Trust, Series 2021-1, Class D (d)	5.070%	03/17/31	1,300,000	1,138,546
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	3,899,002	3,717,489
Upstart Pass-Through Trust, Series 2021-ST7, Class NT (d)	1.850%	09/20/29	451,055	448,663
Upstart Pass-Through Trust, Series 2022-ST1, Class A (d)	2.600%	03/20/30	1,253,766	1,230,845

	Coupon	Maturity	Shares/ Par Value	Fair Value
Unsecured Consumer — 11.9% continued
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (d)	4.250%	06/17/30	$2,653,692	$2,592,476
Upstart Structured Pass-Through Trust, Series 2022-4A, Class A (d)	7.010%	11/15/30	1,496,918	1,497,761
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (d)	8.540%	11/15/30	5,000,000	5,051,579
				192,054,782

Total Securitized
(Cost $1,427,709,879)				$1,395,909,547

Treasury — 3.7%
U.S. Treasury Notes (b)	1.750%	06/30/24	15,000,000	14,749,805
U.S. Treasury Notes (b)	0.375%	09/15/24	10,000,000	9,684,375
U.S. Treasury Notes (b)	0.625%	10/15/24	10,000,000	9,671,875
U.S. Treasury Notes (b)	0.750%	11/15/24	5,000,000	4,825,195
U.S. Treasury Notes	1.625%	02/15/26	10,000,000	9,476,172
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	11,732,100	11,166,585
Total Treasury
(Cost $60,397,129)				$59,574,007

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 53

Diamond Hill Short Duration
Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Shares	Fair Value
Registered Investment Companies — 5.0%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.49% (f)	62,701,291	$62,738,912
State Street Navigator Securities Lending Portfolio I, 5.09% (f)(g)	17,631,750	17,631,750
Total Registered Investment Companies
(Cost $80,350,559)		$80,370,662

Total Investment Securities — 100.1%
(Cost $1,649,893,741)		$1,616,421,351

Liabilities in Excess of Other Assets — (0.1)%		(2,078,818)

Net Assets — 100.0%		$1,614,342,533

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2023. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $21,102,307.
(c)	Percentage rounds to less than 0.1%.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 12/31/2023 was $1,276,303,229, representing 79.1% of net assets.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2023 was $20,085,295, representing 1.2% of net assets.
(f)	The rate shown is the 7-day effective yield as of December 31, 2023.
(g)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

NA — National Association

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

SOFR — Secured Overnight Financing Rate

TSFR— CME Term SOFR

See accompanying Notes to Financial Statements.

Diamond Hill Core Bond Fund
Schedule of Investments
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5%
Banking — 5.9%
American Express Co.	2.250%	03/04/25	$1,050,000	$1,015,837
American Express Co.	5.282%	07/27/29	400,000	408,303
American Express Co.	5.043%	05/01/34	825,000	823,564
Bank of America Corp. (1* TSFR3M + 90) (a)	2.015%	02/13/26	400,000	384,366
Bank of America Corp. (1* SOFR + 115) (a)	1.319%	06/19/26	3,125,000	2,941,035
Bank of America Corp. (a)	3.194%	07/23/30	2,500,000	2,266,764
Bank of America Corp. (1* TSFR3M + 145) (a)	2.884%	10/22/30	2,300,000	2,040,138
Bank of America Corp. (1* SOFR + 215) (a)	2.592%	04/29/31	450,000	387,805
Bank of America Corp., Class B (SOFR + 153) (a)	1.898%	07/23/31	3,000,000	2,454,189
Bank of America Corp. (a)	4.571%	04/27/33	1,700,000	1,620,409
Bank of Montreal France	0.949%	01/22/27	630,000	580,838
Bank of New York Mellon Corp. (The)	5.802%	10/25/33	1,050,000	1,088,622
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (a)	5.834%	10/25/33	500,000	530,080
Bank of Nova Scotia	3.450%	04/11/25	200,000	195,675
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	899,470
Capital One Financial Corp.	5.468%	02/01/29	500,000	498,522
Capital One Financial Corp.	6.377%	06/08/34	500,000	514,599
Citigroup, Inc. (1* TSFR3M + 116) (a)	3.352%	04/24/25	200,000	198,468
Citigroup, Inc. (1* SOFR + 125) (a)	6.906%	07/01/26	100,000	100,319
Citigroup, Inc.	4.125%	07/25/28	150,000	144,039
Citigroup, Inc. (1* SOFR + 142) (a)	2.976%	11/05/30	3,380,000	3,009,534
Citigroup, Inc. (a)	2.666%	01/29/31	1,650,000	1,431,243
Citigroup, Inc. (1* SOFR + 211) (a)	2.572%	06/03/31	3,000,000	2,562,651

54 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Banking — 5.9% continued
Citizens Bank NA (b)	4.575%	08/09/28	$1,350,000	$1,281,665
Comerica Bank	2.500%	07/23/24	250,000	244,848
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	246,082
Discover Bank	3.450%	07/27/26	1,500,000	1,418,017
Discover Bank (b)	4.650%	09/13/28	950,000	906,045
Fifth Third Bancorp	2.375%	01/28/25	275,000	265,890
Fifth Third Bancorp	1.707%	11/01/27	450,000	404,854
Fifth Third Bancorp (a)	6.361%	10/27/28	500,000	518,796
Fifth Third Bancorp (1* SOFR + 234) (a)	6.339%	07/27/29	750,000	780,884
First Horizon Bank (b)	5.750%	05/01/30	250,000	235,706
Goldman Sachs Group, Inc. (1* SOFR + 51) (a)	5.860%	09/10/24	375,000	374,399
Goldman Sachs Group, Inc. (1* SOFR + 79) (a)	1.093%	12/09/26	950,000	874,918
Goldman Sachs Group, Inc.	1.948%	10/21/27	1,000,000	914,821
Goldman Sachs Group, Inc. (1* TSFR3M + 156) (a)	4.223%	05/01/29	2,650,000	2,563,417
Goldman Sachs Group, Inc.	2.600%	02/07/30	500,000	439,371
Goldman Sachs Group, Inc. (a)	1.992%	01/27/32	1,000,000	807,989
Goldman Sachs Group, Inc. (1* SOFR + 128) (a)	2.615%	04/22/32	2,700,000	2,266,403
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	122,663
Huntington Bancshares, Inc.	4.443%	08/04/28	750,000	726,961
Huntington Bancshares, Inc. (b)	5.023%	05/17/33	400,000	388,680
Huntington National Bank	5.699%	11/18/25	1,250,000	1,234,377
JPMorgan Chase & Co.	0.824%	06/01/25	1,950,000	1,908,247
JPMorgan Chase & Co. (b)	1.561%	12/10/25	200,000	192,560
JPMorgan Chase & Co. (a)	2.083%	04/22/26	2,000,000	1,915,698

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.9% continued
JPMorgan Chase & Co. (1* SOFR + 80) (a)	1.045%	11/19/26	$500,000	$463,016
JPMorgan Chase & Co. (1* SOFR + 89) (a)	1.578%	04/22/27	400,000	369,130
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,223,115
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)	3.509%	01/23/29	1,425,000	1,350,288
JPMorgan Chase & Co. (1* SOFR + 115) (a)	2.069%	06/01/29	1,250,000	1,108,313
JPMorgan Chase & Co. (a)	3.702%	05/06/30	1,500,000	1,411,634
JPMorgan Chase & Co. (1* SOFR + 151) (a)	2.739%	10/15/30	450,000	400,106
JPMorgan Chase & Co. (a)	2.545%	11/08/32	475,000	396,330
KeyBank NA (1* SOFR + 32) (a)(b)	5.630%	06/14/24	2,000,000	1,977,799
KeyBank NA	4.700%	01/26/26	250,000	244,144
KeyBank NA	5.000%	01/26/33	250,000	233,710
KeyCorp (b)	2.550%	10/01/29	385,000	327,458
KeyCorp (a)	4.789%	06/01/33	300,000	275,429
M&T Bank Trust Co.	5.400%	11/21/25	600,000	595,963
Morgan Stanley	3.875%	01/27/26	500,000	489,705
Morgan Stanley (b)	3.125%	07/27/26	200,000	191,510
Morgan Stanley	3.625%	01/20/27	100,000	96,949
Morgan Stanley (1* SOFR + 114) (a)	2.699%	01/22/31	2,675,000	2,338,422
Morgan Stanley (SOFR + 312) (a)	3.622%	04/01/31	2,500,000	2,304,709
Morgan Stanley (1* SOFR + 103) (a)	1.794%	02/13/32	2,900,000	2,315,716
Morgan Stanley (a)	1.928%	04/28/32	750,000	603,094
Morgan Stanley (a)	4.889%	07/20/33	1,000,000	975,069
PNC Bank NA (b)	2.700%	10/22/29	250,000	219,145
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	236,729
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	500,000	510,666
PNC Financial Services Group, Inc. (The) (a)	6.037%	10/28/33	850,000	888,087

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Banking — 5.9% continued
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	$1,000,000	$1,039,537
Regions Financial Corp.	2.250%	05/18/25	275,000	262,083
Royal Bank of Canada	4.950%	04/25/25	375,000	375,044
Royal Bank of Canada, Series H	1.150%	07/14/26	200,000	182,959
Royal Bank of Canada (b)	4.900%	01/12/28	500,000	505,383
Royal Bank of Canada	3.875%	05/04/32	300,000	283,089
Royal Bank of Canada (b)	5.000%	05/02/33	1,000,000	1,019,391
State Street Corp. (1* SOFR + 94) (a)	2.354%	11/01/25	175,000	170,525
State Street Corp.	5.272%	08/03/26	700,000	710,172
State Street Corp. (a)	4.164%	08/04/33	300,000	282,807
Toronto-Dominion Bank (The)	0.750%	01/06/26	350,000	323,295
Toronto-Dominion Bank (The) (b)	1.200%	06/03/26	700,000	642,647
Toronto-Dominion Bank (The) (b)	5.156%	01/10/28	500,000	507,541
Toronto-Dominion Bank (The), Series C (b)	5.523%	07/17/28	500,000	514,770
Toronto-Dominion Bank (The)	3.200%	03/10/32	236,000	209,048
Truist Financial Corp. (b)	5.900%	10/28/26	250,000	252,054
Truist Financial Corp.	6.047%	06/08/27	500,000	508,807
Truist Financial Corp. (a)	4.873%	01/26/29	500,000	492,585
Truist Financial Corp. (a)	1.887%	06/07/29	1,000,000	864,140
Truist Financial Corp. (a)	7.161%	10/30/29	500,000	540,016
US Bancorp	2.400%	07/30/24	100,000	98,271
US Bancorp (a)(b)	2.215%	01/27/28	800,000	735,168
US Bancorp (a)	4.548%	07/22/28	300,000	295,576
US Bancorp (a)(b)	5.775%	06/12/29	450,000	462,309
US Bancorp (a)	4.839%	02/01/34	1,000,000	957,844
Wells Fargo & Co.	2.164%	02/11/26	1,050,000	1,010,545
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	500,000	479,183

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.9% continued
Wells Fargo & Co. (1* SOFR + 210) (a)	2.393%	06/02/28	$650,000	$595,351
Wells Fargo & Co., Series W (1* SOFR + 174) (a)	5.574%	07/25/29	900,000	918,961
Wells Fargo & Co. (a)	2.879%	10/30/30	4,000,000	3,555,849
Wells Fargo & Co. (a)	3.350%	03/02/33	2,700,000	2,358,224
				89,829,171
Basic Industry — 0.1%
FMC Corp.	3.450%	10/01/29	300,000	271,115
Nucor Corp., CV	2.000%	06/01/25	250,000	239,996
Nucor Corp.	3.125%	04/01/32	250,000	224,499
PPG Industries, Inc.	2.400%	08/15/24	110,000	107,810
PPG Industries, Inc.	2.550%	06/15/30	300,000	260,597
Sherwin Williams Co.	3.300%	02/01/25	350,000	341,031
Sherwin-Williams Co.	2.300%	05/15/30	250,000	216,802
				1,661,850
Brokerage Asset Managers Exchanges — 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	243,848
Ameriprise Financial, Inc. (b)	5.150%	05/15/33	800,000	824,320
BlackRock, Inc.	4.750%	05/25/33	800,000	807,066
CBOE Global Markets, Inc.	3.650%	01/12/27	100,000	97,003
Charles Schwab Corp. (The) (a)(b)	5.853%	05/19/34	1,100,000	1,135,477
Charles Schwab Corp. (The) (a)	6.136%	08/24/34	450,000	474,334
Intercontinental Exchange, Inc.	4.950%	06/15/52	875,000	878,995
				4,461,043
Capital Goods — 0.5%
Carrier Global Corp.	2.722%	02/15/30	250,000	223,666
Deere & Co.	3.100%	04/15/30	1,725,000	1,600,268
John Deere Capital Corp., Series I	4.950%	07/14/28	400,000	410,082
Johnson Controls International plc	2.000%	09/16/31	500,000	416,057
L3 Harris Technologies, Inc.	3.850%	12/15/26	1,050,000	1,029,136

56 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Capital Goods — 0.5% continued
Lockheed Martin Corp.	4.450%	05/15/28	$250,000	$251,325
Lockheed Martin Corp. (b)	5.250%	01/15/33	425,000	450,772
Republic Services, Inc.	2.500%	08/15/24	200,000	196,197
RTX Corp.	6.100%	03/15/34	2,000,000	2,170,490
Waste Management, Inc., Series 19-SFR4, Class A	3.125%	03/01/25	400,000	391,613
Waste Management, Inc.	1.150%	03/15/28	300,000	263,637
Waste Management, Inc. (b)	4.625%	02/15/30	875,000	884,880
				8,288,123
Communications — 0.8%
American Tower Corp.	3.125%	01/15/27	300,000	283,546
American Tower Corp.	5.800%	11/15/28	250,000	259,704
American Tower Corp.	2.100%	06/15/30	200,000	167,762
AT&T, Inc. (b)	2.300%	06/01/27	650,000	603,325
AT&T, Inc.	2.550%	12/01/33	114,000	92,912
AT&T, Inc.	4.500%	05/15/35	700,000	663,054
AT&T, Inc., Class B	3.500%	06/01/41	400,000	317,632
British Telecommunications plc (c)	3.250%	11/08/29	275,000	251,225
Comcast Corp. (b)	4.150%	10/15/28	450,000	443,732
Comcast Corp.	2.650%	02/01/30	100,000	90,023
Comcast Corp.	1.950%	01/15/31	1,025,000	865,129
Comcast Corp.	3.969%	11/01/47	144,000	120,840
Comcast Corp.	5.350%	05/15/53	925,000	956,432
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	97,158
Fox Corp.	4.030%	01/25/24	50,000	49,939
T Mobile USA, Inc. (b)	5.750%	01/15/34	1,650,000	1,750,059
T-Mobile USA, Inc.	3.375%	04/15/29	700,000	650,372
Verizon Communications, Inc.	1.750%	01/20/31	700,000	575,736
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,207,148

	Coupon	Maturity	Shares / Par Value	Fair Value
Communications — 0.8% continued
Verizon Communications, Inc.	2.355%	03/15/32	$1,237,000	$1,028,901
Walt Disney Co. (The)	2.000%	09/01/29	550,000	488,004
WarnerMedia Holdings, Inc.	4.279%	03/15/32	1,225,000	1,121,125
				12,083,758
Consumer Cyclical — 1.5%
Amazon.com, Inc.	1.200%	06/03/27	1,000,000	901,972
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	296,468
CVS Health Corp.	5.125%	02/21/30	2,000,000	2,031,019
CVS Health Corp.	3.750%	04/01/30	500,000	470,351
CVS Health Corp.	5.050%	03/25/48	250,000	233,827
CVS Health Corp.	5.875%	06/01/53	450,000	473,316
Dollar General Corp. (b)	5.450%	07/05/33	1,300,000	1,323,162
Dollar Tree, Inc.	4.000%	05/15/25	1,250,000	1,227,002
Expedia, Inc. (b)	3.800%	02/15/28	1,250,000	1,205,053
Ford Motor Credit Co., LLC	4.134%	08/04/25	1,250,000	1,214,934
Ford Motor Credit Co., LLC	3.375%	11/13/25	800,000	765,529
Ford Motor Credit Co., LLC	7.122%	11/07/33	500,000	538,718
General Motors Co. (b)	5.400%	10/15/29	1,525,000	1,552,146
General Motors Financial Co., Inc., Class B	1.500%	06/10/26	700,000	641,401
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	922,461
Honda Motor Co.	2.534%	03/10/27	200,000	188,738
Lowes Cos., Inc.	2.625%	04/01/31	950,000	831,287
Lowes Cos., Inc.	4.250%	04/01/52	3,650,000	3,090,079
Mercedes-Benz Financing (c)	4.800%	03/30/28	500,000	504,823
Ross Stores, Inc.	4.800%	04/15/30	1,050,000	1,023,058
Toyota Motor Credit Corp.	0.500%	06/18/24	500,000	488,413
Toyota Motor Credit Corp. (b)	0.800%	01/09/26	300,000	278,304
Toyota Motor Credit Corp. (b)	4.550%	05/17/30	1,450,000	1,459,422
Toyota Motor Credit Corp.	5.550%	11/20/30	500,000	526,765
Walmart, Inc.	4.500%	04/15/53	450,000	437,246
				22,625,494

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Consumer Non-Cyclical — 1.3%
Abbott Laboratories	4.750%	11/30/36	$100,000	$102,427
AbbVie, Inc.	3.600%	05/14/25	500,000	490,946
AbbVie, Inc. (b)	2.950%	11/21/26	335,000	321,231
AbbVie, Inc.	3.200%	11/21/29	750,000	701,092
AbbVie, Inc.	4.550%	03/15/35	100,000	98,065
Amgen, Inc.	1.900%	02/21/25	310,000	299,233
Amgen, Inc. (b)	3.000%	02/22/29	500,000	470,286
Amgen, Inc.	4.200%	03/01/33	400,000	380,477
Amgen, Inc.	5.600%	03/02/43	425,000	439,157
Anheuser-Busch Cos., LLC (b)	4.700%	02/01/36	1,900,000	1,893,801
Baxter International, Inc.	1.915%	02/01/27	300,000	274,863
Bristol-Myers Squibb Co. (b)	2.950%	03/15/32	300,000	266,581
Bristol-Myers Squibb Co.	5.900%	11/15/33	1,450,000	1,579,817
Constellation Brands, Inc.	3.150%	08/01/29	775,000	720,265
Constellation Brands, Inc.	2.250%	08/01/31	350,000	294,093
HCA, Inc.	4.125%	06/15/29	650,000	621,477
Kroger Co. (The)	3.500%	02/01/26	1,250,000	1,217,445
Kroger Co. (The)	2.650%	10/15/26	100,000	94,486
Kroger Co. (The)	2.200%	05/01/30	125,000	106,973
Kroger Co. (The) (b)	1.700%	01/15/31	550,000	444,507
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	346,501
Mondelez International, Inc. (c)	1.250%	09/24/26	300,000	273,107
Mondelez International, Inc.	3.000%	03/17/32	300,000	266,265
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,817,278
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,554,577
Phillip Morris International, Inc.	5.375%	02/15/33	900,000	923,134
Roche Holdings, Inc. (c)	5.593%	11/13/33	2,331,000	2,513,594
Zoetis, Inc., Series 4006	2.000%	05/15/30	1,175,000	1,011,756
				19,523,434
Electric — 1.2%
Ameren Corp.	2.500%	09/15/24	130,000	127,106
American Electric Power, Inc.	1.000%	11/01/25	500,000	464,049
CMS Energy Corp.	2.950%	02/15/27	100,000	93,765

	Coupon	Maturity	Shares / Par Value	Fair Value
Electric — 1.2% continued
Dominion Energy South Carolina, Inc. (b)	6.250%	10/15/53	$450,000	$518,789
Dominion Energy, Inc.	1.450%	04/15/26	750,000	695,192
DTE Electric Co.	5.200%	04/01/33	450,000	467,451
DTE Energy Co., Series C	2.529%	10/01/24	150,000	146,480
DTE Energy Co., Series E	2.850%	10/01/26	100,000	94,521
DTE Energy Co., Series H	2.950%	03/01/30	125,000	110,417
Duke Energy Corp.	4.300%	03/15/28	825,000	813,365
Duke Energy Florida, LLC	6.200%	11/15/53	1,000,000	1,143,593
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	239,203
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	257,550
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	495,122
Florida Power & Light Co.	5.100%	04/01/33	500,000	515,984
Idaho Power Co.	5.500%	03/15/53	900,000	927,914
Idaho Power Co.	5.800%	04/01/54	1,850,000	1,976,056
MidAmerican Energy Co.	3.650%	04/15/29	350,000	334,393
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	493,683
NextEra Energy Cap Holdings, Inc.	4.625%	07/15/27	1,535,000	1,532,222
Northern States Power Co.	2.250%	04/01/31	500,000	428,875
Northern States Power Co.	5.100%	05/15/53	900,000	907,326
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	406,143
Oncor Electric Delivery Co., LLC (c)	4.950%	09/15/52	500,000	491,580
PacifiCorp	5.500%	05/15/54	450,000	441,499
PECO Energy Co.	3.000%	09/15/49	200,000	142,166
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	919,920
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	114,532
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,153,703
Public Service Co. of Colorado	4.500%	06/01/52	400,000	349,347

58 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Electric — 1.2% continued
Public Service Electric & Gas Co.	2.250%	09/15/26	$100,000	$94,267
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	94,045
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	692,856
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	649,469
				18,332,583
Energy — 0.8%
BP Capital Markets America (b)	4.812%	02/13/33	800,000	806,572
BP Capital Markets America (b)	4.893%	09/11/33	500,000	508,740
ConocoPhillips Co.	5.550%	03/15/54	450,000	477,564
Coterra Energy, Inc.	3.900%	05/15/27	100,000	96,749
Diamondback Energy, Inc. (b)	3.250%	12/01/26	200,000	193,697
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	533,004
Energy Transfer Operating, LP	4.500%	04/15/24	75,000	74,719
Energy Transfer, LP (c)	5.625%	05/01/27	500,000	498,293
Energy Transfer, LP	4.950%	05/15/28	1,100,000	1,094,464
Energy Transfer, LP (b)	6.100%	12/01/28	500,000	526,198
Helmerich & Payne, Inc.	2.900%	09/29/31	1,650,000	1,387,260
Marathon Petroleum Corp.	5.000%	09/15/54	1,250,000	1,102,772
MPLX, LP	5.000%	03/01/33	1,000,000	979,594
Occidental Petroleum Corp. (b)	5.550%	03/15/26	1,575,000	1,586,387
Phillips 66	2.450%	12/15/24	100,000	97,306
Phillips 66	3.550%	10/01/26	100,000	96,412
Phillips 66	5.300%	06/30/33	875,000	898,067
Shell International Finance BV	2.375%	11/07/29	645,000	580,351
Shell International Finance BV	6.375%	12/15/38	73,000	83,939
Total Capital International SA	2.829%	01/10/30	120,000	110,200
				11,732,288

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 1.3%
Athene Global Funding (c)	2.500%	01/14/25	$225,000	$216,729
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	900,000	752,005
Equitable Financial Life (c)	1.800%	03/08/28	609,000	533,434
Jackson National Life Global Funding (c)	5.500%	01/09/26	800,000	798,834
Lincoln National Corp. (b)	3.625%	12/12/26	100,000	97,250
MassMutual Global Funding (c)	4.150%	08/26/25	500,000	494,796
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	365,157
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	415,347
MassMutual Global Funding II (b)(c)	5.050%	06/14/28	500,000	505,658
Met Life Global Funding I (c)	5.400%	09/12/28	1,850,000	1,898,283
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	973,780
Met Life Global Funding I (c)	1.550%	01/07/31	900,000	720,568
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	508,680
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	344,097
New York Life Global Funding (c)	2.900%	01/17/24	100,000	99,890
New York Life Global Funding (c)	1.150%	06/09/26	50,000	45,804
New York Life Global Funding (c)	4.900%	06/13/28	1,000,000	1,008,921
New York Life Global Funding (c)	1.200%	08/07/30	1,250,000	1,002,470
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	396,346
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	394,356
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	436,120

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 15.5% continued
Insurance — 1.3% continued
Pricoa Global Funding I (c)	5.550%	08/28/26	$700,000	$714,397
Pricoa Global Funding I (c)	5.100%	05/30/28	500,000	505,639
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	496,879
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	459,016
Progressive Corp.	3.200%	03/26/30	240,000	221,845
Protective Life Global Funding (c)	3.218%	03/28/25	285,000	277,957
Protective Life Global Funding (c)	5.209%	04/14/26	1,000,000	998,845
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	575,483
Protective Life Global Funding (c)	5.467%	12/08/28	500,000	513,356
Protective Life Global Funding (c)	1.737%	09/21/30	1,100,000	890,215
RGA Global Funding (c)	2.000%	11/30/26	660,000	603,550
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,125,305
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	446,704
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	510,284
				20,348,000
Natural Gas — 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	282,259
Atmos Energy Corp.	4.125%	03/15/49	885,000	760,188
				1,042,447
Other Utility — 0.0% (d)
American Water Capital Corp.	2.800%	05/01/30	300,000	268,438
American Water Capital Corp.	2.300%	06/01/31	825,000	704,495
				972,933

	Coupon	Maturity	Shares / Par Value	Fair Value
REITS — 0.5%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	$100,000	$95,937
American Homes 4 Rent	4.250%	02/15/28	100,000	97,046
Boston Properties, LP	2.750%	10/01/26	50,000	46,376
CubeSmart, LP	2.250%	12/15/28	4,200,000	3,708,635
ERP Operating, LP	2.850%	11/01/26	100,000	94,959
ERP Operating, LP	2.500%	02/15/30	150,000	132,526
Extra Space Storage, LP	3.875%	12/15/27	100,000	95,475
Public Storage	1.850%	05/01/28	800,000	718,316
Realty Income Corp.	0.750%	03/15/26	1,375,000	1,251,746
Realty Income Corp.	3.000%	01/15/27	100,000	94,887
Spirit Realty, LP	4.450%	09/15/26	413,000	404,891
Spirit Realty, LP	2.100%	03/15/28	250,000	221,989
Spirit Realty, LP	4.000%	07/15/29	60,000	56,926
Spirit Realty, LP	3.200%	02/15/31	250,000	220,682
				7,240,391
Technology — 0.7%
Apple, Inc.	1.650%	02/08/31	3,025,000	2,550,266
Dell International, LLC/EMC Corp.	4.900%	10/01/26	638,000	639,015
Dell International, LLC/EMC Corp. (b)	5.300%	10/01/29	450,000	463,411
Fidelity National Information Services, Inc.	1.650%	03/01/28	300,000	267,472
Mastercard, Inc.	2.000%	11/18/31	2,300,000	1,939,879
Oracle Corp.	2.875%	03/25/31	500,000	442,926
Oracle Corp.	3.600%	04/01/40	3,000,000	2,392,213
Visa, Inc.	3.150%	12/14/25	800,000	780,535
Xilinx, Inc.	2.375%	06/01/30	1,000,000	884,382
				10,360,099
Transportation — 0.5%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	114,725	111,478
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	303,525	276,221

60 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Burlington North Santa Fe, LLC	5.050%	03/01/41	$500,000	$499,684
CSX Corp.	4.250%	11/01/66	100,000	85,161
FedEx Corp. (b)	2.400%	05/15/31	500,000	430,359
Corporate Credit — 15.5% continued
Transportation — 0.5% continued
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	02/20/34	1,280,363	1,063,792
Kirby Corp. (b)	4.200%	03/01/28	600,000	578,464
Norfolk Southern Corp.	3.000%	03/15/32	600,000	533,478
Norfolk Southern Corp.	5.950%	03/15/64	500,000	557,870
Ryder System, Inc.	2.850%	03/01/27	500,000	470,032
Ryder System, Inc.	5.650%	03/01/28	500,000	514,969
Southwest Airlines Co.	2.625%	02/10/30	1,300,000	1,135,384
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	304,000	294,464
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	194,095	196,508
United Parcel Service, Inc. (b)	4.875%	03/03/33	900,000	934,174
				7,682,038

Total Corporate Credit
(Cost 237,613,617)				$236,183,652

Government Related — 0.1%
Government Owned, No Guarantee — 0.1%
Tennessee Valley Authority	4.250%	09/15/52	500,000	462,349
Tennessee Valley Authority	4.625%	09/15/60	525,000	513,137
Total Government Related
(Cost 1,246,917)				$975,486

Securitized — 61.8%
ABS-Other — 2.5%
BXG Receivables Note Trust, Series 2018-A, Class C (c)	4.440%	02/02/34	145,292	139,341
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	876,265

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.5% continued
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	$621,495	$581,209
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	157,445	145,459
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	2,000,000	1,799,761
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	3,300,000	2,845,485
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	3,900,000	3,374,160
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,369,679
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	156,313	143,323
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	249,624	196,414
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	86,096	78,496
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	294,486	269,786
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	498,025	432,183
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	2,810,831	2,434,340
Helios Issuer, LLC, Series 2023-B, Class C (c)	6.000%	08/22/50	780,962	720,871
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	77,916	71,891
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	1,205,370	1,085,248

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 61

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
ABS-Other — 2.5% continued
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	$109,466	$99,907
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	41,724	41,038
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	98,930	85,984
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	361,937	323,181
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	38,588	36,286
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	236,305	222,853
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	498,652	389,028
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	468,638	364,586
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	754,050	553,791
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	700,900	521,690
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	116,708	102,993
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	61,682	57,101
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	35,760	32,535

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.5% continued
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	$2,533,721	$2,514,821
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	4,500,000	4,261,744
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	2,201,671	2,199,953
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(c)	9.587%	05/25/27	2,200,000	2,199,923
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	264,515	242,759
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	20,054	19,215
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	28,793	25,734
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	994,000	876,982
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (c)	5.750%	12/20/50	2,213,639	2,268,476
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	3,755,970	3,048,483
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	216,485	214,639
				38,267,613
Agency CMBS — 1.9%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	13,623,421	10,789,191

62 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency CMBS — 1.9% continued
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	$3,320,973	$2,546,771
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	9,281,620	7,167,629
FNMA, Pool #AN3598	2.550%	12/01/28	258,068	238,338
FNMA, Pool #BL4548	2.430%	10/01/29	182,945	165,743
FNMA, Pool #BS0038	1.650%	01/01/31	2,000,000	1,668,157
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,600,334
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	676,697
FNMA, Pool #AN7612	3.280%	12/01/32	246,317	226,343
FNMA, Pool #AM5015	4.940%	12/01/43	722,489	715,949
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,216,804	2,126,024
				28,921,176
Agency MBS CMO — 24.2%
FHLMC, Pool #S2-0432 (1* SOFR + 30) (a)	5.753%	05/15/28	31,407	31,358
FHLMC, Series 4847, Class CV	3.500%	02/15/30	327,896	315,580
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	138,481	137,844
FHLMC, Series 4265, Class FD (1* SOFR + 40) (a)	5.853%	01/15/35	180,203	177,969
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	6.553%	11/15/37	283,201	279,829
FHLMC, Series 3605, Class PB	4.500%	11/15/39	50,868	49,139
FHLMC, Series 3617, Class PC	4.500%	12/15/39	68,604	66,292

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
FHLMC, Series 3740, Class FC (1* SOFR + 50) (a)	5.953%	10/15/40	$65,339	$64,075
FHLMC, Series 3759, Class ME	4.000%	11/15/40	505,358	477,995
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	261,374
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	5.953%	07/15/41	61,153	60,391
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	880,984	887,341
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,747,687	3,599,431
FHLMC, Series 4074, Class JY	2.500%	07/15/42	654,000	554,643
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,290,000	994,026
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,770,839	2,337,531
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	738,685
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	6,901,277	5,678,704
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	173,357	128,412
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,609,085
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	684,735	460,833
FHLMC, Series 4210, Class Z	3.000%	05/15/43	338,889	277,223
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,098,246	1,048,192
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	216,938
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	826,737
FHLMC, Series 4673, Class PH	3.500%	01/15/45	193,311	187,776
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,803,266	2,204,461
FHLMC, Series 4473, Class Z	3.000%	05/15/45	413,848	325,009
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,451,134	1,353,937
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,871,021	3,497,387
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,234,841
FHLMC, Series 4857, Class H	4.000%	11/15/46	156,438	153,162

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 63

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency MBS CMO — 24.2% continued
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	$4,473,163	$3,612,716
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,533,626
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	2,760,703	2,403,279
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	370,026
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	2,012,371	1,809,516
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,233,301	1,100,385
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,439,922	1,256,052
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	811,554	761,218
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	501,003
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,376,621	922,558
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	769,730
FHLMC, Series 5159, Class WZ	2.000%	01/25/50	670,407	395,461
FHLMC, Series 5103, Class LH	1.500%	03/25/50	2,431,608	1,991,003
FHLMC, Series 5057, Class DN	2.000%	03/25/50	934,754	759,929
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,468,870	1,567,135
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,397,793	1,040,484
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,195,921	897,188
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	146,661
FHLMC, Series 5038, Class QP	0.750%	10/25/50	2,901,549	2,012,538
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,405,779	1,755,362
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	417,170
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,381,816	1,025,799
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,462,756	3,085,482
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	732,070
FHLMC, Series 5072, Class DG	1.000%	02/25/51	775,885	582,586
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,649,130	863,305

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	$2,632,125	$1,673,600
FHLMC, Series 5155, Class MG	1.500%	10/25/51	1,037,731	840,942
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,479,249	1,182,505
FHLMC, Series 5162, Class AP	2.000%	11/25/51	2,643,665	2,244,285
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,053,406	587,826
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	863,916	766,660
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,014,627	804,680
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,601,188	5,936,437
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,615,862
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,530,222
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,189,569
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	4,679,095	4,574,099
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,047,044	4,212,709
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	116,554	112,282
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	122,926	126,362
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	47,313	42,409
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	39,342	40,377
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	82,443	88,340
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	293,929	309,463
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	114,755	116,483
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	189,403	192,197
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	216,936	224,516

64 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency MBS CMO — 24.2% continued
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	6.102%	07/25/36	$335,770	$335,620
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	65,942	65,867
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (a)	4.549%	08/27/36	1,600,000	1,464,510
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	5.832%	11/25/36	90,132	88,903
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	84,972	84,358
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	139,724	137,329
FNMA, Series 2009-103, Class MB (a)	5.266%	12/25/39	98,545	99,952
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,406,739	1,355,441
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	1,304,455	1,250,154
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	443,966	446,904
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	305,670
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	619,301	603,662
FNMA, Series 2012-9, Class FC (1* SOFR + 40) (a)	5.852%	02/25/42	88,058	86,745
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	989,011	944,482
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	293,951	277,560
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	585,792
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,216,000	1,056,020

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	$99,949	$89,126
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	546,267	553,370
FNMA, Series 411, Class A3	3.000%	08/25/42	78,805	71,565
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	4,766,840	4,269,171
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	465,000	366,384
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	419,000	394,204
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	316,989
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,072,000	898,159
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	32,707	29,929
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,891,239	2,680,310
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,336,506
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	293,571
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	290,036
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,178,185	4,895,780
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	494,850	466,175
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,323,750	2,050,177
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,767,232
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	1,114,430	994,575

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 65

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency MBS CMO — 24.2% continued
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	$625,962	$420,407
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	4,129,806	3,690,402
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	610,633	547,955
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,124,279
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	192,238	175,742
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	535,871
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	519,553
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	1,788,382	1,588,674
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	593,136	487,809
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,548,005	2,198,982
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	199,037	178,866
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	592,013	525,044
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	856,153	743,793
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	256,664
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,710,002	1,141,463
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,650,174	980,238
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	588,587	387,951

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	$1,505,845	$1,349,797
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	99,387
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,529,052
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	756,810
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	536,504
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,581,130
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,200,892
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	946,213	683,341
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,606,772	1,204,807
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	3,060,080	2,235,252
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	1,345,236	1,032,255
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,822,420	2,800,702
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,443,989	681,250
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	4,034,224	3,376,262
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	4,825,387	4,210,817
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,981,742
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,646,577
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	271,509	257,601

66 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency MBS CMO — 24.2% continued
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	$1,162,488	$1,104,773
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	1,164,352	1,180,256
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	404,939	411,854
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,283,678
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	157,595	157,758
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	421,718
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	126,397	129,247
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	78,660	78,250
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	42,743	42,513
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	393,962
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	3,801,754	3,364,095
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	2,265,680	2,129,898
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	907,000	668,762
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	265,037
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	301,663	284,129
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,748,034
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	77,816

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	$737,000	$600,368
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	60,197	48,055
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	2,647,503	2,296,904
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,822	910,221
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	78,665	60,086
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,032,244	924,577
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	972,246
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,317,254	1,091,188
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	427,894
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	422,148
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	440,546	342,806
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	674,945	590,019
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,599,371	1,376,794
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	245,511
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	411,917	306,713
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,919,351	1,731,442
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,115,393
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	494,943	444,501

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 67

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency MBS CMO — 24.2% continued
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	$641,739	$576,848
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	528,004	446,383
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	505,074	425,578
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	145,767	134,876
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	194,180	192,683
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	7,110,370	6,370,547
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	434,394
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	1,019,527	899,329
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	433,992
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	415,514
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,778,079	1,546,290
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,983,840	2,753,292
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,840,369	1,529,314
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	862,909	603,810
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,290,114	1,039,427
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,732,949	3,694,520
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	554,654	424,952
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,316,109

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	$496,831	$179,645
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	533,164	440,813
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	324,797
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	855,184
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	601,875	460,725
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,070,506	2,339,651
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	952,634
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	305,222	197,524
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	735,137
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,096,166	986,146
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,624,630	2,069,642
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,110,217	468,395
GNMA, Series 2021-197, Class G	1.500%	11/20/51	3,749,220	3,019,079
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	5,832,621	3,267,701
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,133,749	677,800
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	14,467,440	8,896,579
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,178,625	761,369
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,424,736

68 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency MBS CMO — 24.2% continued
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	$2,812,353	$2,320,215
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,419,376
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,179,032
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,040,780
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,880,536
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,324,717
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	4,939,355
GNMA, Series 2022-183, Class BZ	5.000%	10/20/52	3,073,826	2,954,797
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	1,987,135	1,968,879
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,080,417	2,137,042
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,640,169
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,106,298
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	2,024,249
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	477,900
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,961,953
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	5,943,501	5,873,005
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,603,178	1,624,527

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 24.2% continued
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	$4,693,818	$4,912,728
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,115,039
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,708,135	1,616,768
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,114,917	2,919,718
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	1,899,643	1,988,049
GNMA, Series 2023-055, Class AT	5.000%	04/20/53	7,691,118	7,723,879
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,209,584	1,204,153
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	2,917,174	3,089,708
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,420,447	2,518,339
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	4,407,508	4,686,613
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	3,295,569	3,532,754
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	6,465,855	6,829,092
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,482,281
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	2,150,480	2,415,338
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	4,863,204	5,556,269
GNMA, Series 2017-H18, Class EB (a)	4.833%	06/20/63	45,553	44,996
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (a)	5.939%	07/20/64	209,740	208,669

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 69

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency MBS CMO — 24.2% continued
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	4.869%	05/20/66	$204,780	$204,096
GNMA, Series 2017-H16, Class DB (a)	4.514%	08/20/67	24,008	23,528
				367,469,314
Agency MBS CMO Derivatives — 0.4%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (a)	1.247%	08/15/30	947,294	54,823
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	87,544	445
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	123,790	1,023
FHLMC, Class (PO), Pool #S0-3651	0.000%	02/01/34	93,828	81,403
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64)	7.500%	01/15/36	181,534	179,639
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	62,521	52,302
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	1.147%	05/15/36	252,561	29,767
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	83,526	72,963
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	235,832	194,228
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	287,837	24,029
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	886,301	675,020
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,007,704	110,220
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (a)	1.167%	07/15/42	660,443	105,744

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.4% continued
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	$135,784	$106,155
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	246,406	188,189
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	90,197	3,537
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (a)	3.715%	10/25/31	124,753	132,058
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	294,015	260,306
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	924,904	78,828
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	535,905	40,365
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	482,774	42,575
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	436,570	63,815
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (a)	1.148%	05/25/35	225,310	13,734
FNMA, Class (IO) (a)	5.000%	06/25/35	498,591	75,207
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	310,111	27,503
FNMA, Class (IO)	5.000%	02/25/36	364,164	48,253
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	21,426	18,984
FNMA, Series 379, Class I (PO)	0.000%	05/25/37	33,627	27,436
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	549,293	102,030
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	1.098%	05/25/40	37,383	3,568
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	848,349	155,509

70 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency MBS CMO Derivatives — 0.4% continued
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (a)	1.148%	09/25/42	$1,681,954	$186,293
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (a)	0.001%	11/25/42	464,337	309,650
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (a)	0.001%	11/25/42	980,829	644,318
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	7,052
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	717,822	34,805
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.110%	06/25/43	8,115,919	3,952
FNMA, Series 2013-82, Class SB (IO) (-2.67* SOFR + 1173) (a)	0.001%	08/25/43	350,236	270,814
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	87,884	65,858
FNMA, Series 2014-42, Class SN (IO) (-1* SOFR + 605) (a)	0.598%	07/25/44	340,548	40,479
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	694,433	46,059
FNMA, Series 2018-24, Class IO (IO)	4.500%	04/25/48	1,665,554	273,308
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (a)	0.000%	03/16/38	1,704,118	88,332
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (a)	1.178%	12/20/39	1,208,085	122,269
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (a)	0.527%	02/16/41	1,351,808	150,455

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.4% continued
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (a)	0.728%	02/20/42	$201,920	$13,653
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (a)	0.001%	05/20/43	1,294,967	854,205
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	667,001	43,854
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (a)	0.578%	03/20/46	1,687,899	204,449
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	219,272
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.457%	05/20/63	576,744	2,585
GNMA, Series 2016-H20, Class GI (IO) (a)	0.193%	08/20/66	384,365	478
GNMA, Series 2018-H08, Class NI (IO) (a)	0.768%	05/20/68	357,793	1,712
				6,553,510
Agency MBS Passthrough — 7.2%
FHLMC, Pool #U5-9010	4.000%	11/01/34	240,221	235,425
FHLMC, Pool #G6-1909	4.500%	12/01/37	310,379	311,301
FHLMC, Pool #G0-6085	6.500%	09/01/38	39,984	42,093
FHLMC, Pool #RB-5090	2.000%	12/01/40	15,902,893	13,687,732
FHLMC, Pool #2B-7995	2.523%	10/01/50	4,073,606	3,674,267
FHLMC, Pool #RE-6080	1.500%	11/01/50	1,528,335	1,159,961
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,745,780	5,146,370
FHLMC, Pool #RE-6085	1.500%	02/01/51	833,402	630,458
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,276,787	965,879
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	2,031,392

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 71

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Agency MBS Passthrough — 7.2% continued
FHLMC, Pool #8C-0205	1.854%	02/01/52	$3,940,018	$3,511,405
FNMA, Pool #252409	6.500%	03/01/29	43,700	44,263
FNMA, Pool #AL5850	3.500%	10/01/29	160,570	156,626
FNMA, Pool #AS7287	3.500%	06/01/31	273,807	266,831
FNMA, Pool #AL3200	3.500%	02/01/33	228,985	220,098
FNMA, Pool #AT7120	3.500%	06/01/33	349,970	336,252
FNMA, Pool #AL5166	3.000%	11/01/33	216,864	204,702
FNMA, Pool #AL6685	4.000%	01/01/35	354,791	347,142
FNMA, Pool #MA2198	3.500%	03/01/35	231,245	221,458
FNMA, Pool #MA3050	4.500%	06/01/37	347,743	347,634
FNMA, Pool #AS4073	4.000%	12/01/44	167,871	161,836
FNMA, Pool #AS5236	4.000%	05/01/45	1,085,281	1,029,969
FNMA, Pool #MA2778	3.500%	10/01/46	83,442	76,150
FNMA, Pool #BM6530	3.000%	10/01/48	308,874	279,426
FNMA, Pool #BM6732	4.000%	11/01/48	16,593,349	15,666,518
FNMA, Pool #CA6940	2.247%	09/01/50	2,497,090	2,227,334
FNMA, Pool #BP7449	2.041%	10/01/50	926,496	849,829
FNMA, Pool #BM6452	2.114%	10/01/50	3,420,955	3,017,063
FNMA, Pool #BQ5239	2.222%	10/01/50	1,973,669	1,822,122
FNMA, Pool #MA4199	1.500%	11/01/50	807,866	613,285
FNMA, Pool #CA8249	1.500%	12/01/50	8,226,969	6,433,907
FNMA, Pool #BK8466	2.241%	12/01/50	1,063,590	945,691
FNMA, Pool #MA4294	1.500%	03/01/51	1,732,873	1,311,214
FNMA, Pool #BR9977	1.782%	06/01/51	2,855,425	2,456,939
GNMA, Pool #MA5738M	4.000%	02/20/34	165,499	164,055
GNMA, Pool #MA7385M	2.000%	06/20/36	1,458,578	1,252,643

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 7.2% continued
GNMA, Pool #784279	5.500%	11/15/38	$269,557	$276,120
GNMA, Pool #711522X	4.500%	07/15/40	229,946	229,728
GNMA, Pool #78541	4.500%	06/15/46	96,618	96,407
GNMA, Pool #784792	4.500%	08/20/49	475,203	455,114
GNMA, Pool #MA7248	3.000%	03/20/51	1,047,816	922,088
GNMA, Pool #CI6717	3.000%	10/20/51	1,993,348	1,808,347
GNMA, Pool #MA7929M	3.500%	03/20/52	7,731,445	7,042,505
GNMA, Pool #CM7497C	5.000%	08/20/52	6,924,555	6,767,210
GNMA, Pool #CX4361C	8.000%	11/20/53	7,014,398	7,308,746
GNMA, Pool #CR2128	3.000%	04/20/55	833,768	715,187
GNMA, Pool #CN5057	4.500%	07/20/62	2,530,456	2,375,609
GNMA, Pool #CN5236C	4.000%	08/20/62	6,823,762	6,315,097
GNMA, Pool #CN5237	4.500%	08/20/62	2,468,840	2,317,760
GNMA, Pool #CQ3549	3.000%	10/20/62	225,593	193,492
GNMA, Pool #CS5780	3.000%	02/20/63	331,941	284,708
				108,957,388
ARM — 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	5.769%	12/25/33	6,570	6,345

Auto Loan — 3.2%
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	3,400,000	3,384,561
ACM Auto Trust, Series 2023-2A, Class A (c)	7.970%	06/20/30	1,612,927	1,618,423
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	311,632	306,831

72 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Auto Loan — 3.2% continued
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	$2,700,000	$2,786,663
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	115,196	114,914
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	2,266,238	2,258,501
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	2,500,000	2,409,838
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	3,000,000	3,039,174
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (c)	7.300%	04/17/34	1,500,000	1,507,388
Credito Real USA Auto Receivable, Series 2021-1, Class A (c)	1.350%	02/16/27	27,304	27,220
Exeter Automobile Receivables Trust, Series 2021-2, Class D	1.400%	04/15/27	8,060,000	7,609,880
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	197,129	190,640
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,590,000	5,150,701
First Help Financial, LLC, Series 2023-2, Class C (c)	8.104%	12/17/29	1,750,000	1,813,887
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	1,750,000	1,811,272

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 3.2% continued
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	$834,120	$835,683
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	2,286,497	2,301,300
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	4,000,000	4,059,548
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	651,404
Santander Drive Auto Receivables Trust, Series 2020-4, Class D	1.480%	01/15/27	3,974,681	3,887,184
US Bank National Association, Series 2023-1, Class B (c)	6.789%	08/25/32	1,200,000	1,204,441
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	645,199	636,584
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	1,521,206	1,527,061
				49,133,098
CRE/CLO — 3.2%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	1,241,661	1,099,035
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	1,266,495	1,109,206
A10 Securitization, Series 2020-C, Class D (c)	4.129%	08/15/40	3,100,000	3,083,210
A10 Securitization, Series 2020-C, Class E (c)	5.465%	08/15/40	250,000	238,712

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 73

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
CRE/CLO — 3.2% continued
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(c)	8.073%	12/18/37	$1,000,000	$948,170
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(c)	8.573%	12/18/37	675,000	634,147
ACREC, Series 2021-FL1, Class E (1* TSFR1M + 311) (a)(c)	8.473%	10/16/36	2,000,000	1,857,722
AREIT CRE Trust, Series 2019-CRE3, Class C (1* TSFR1M + 201) (a)(c)	7.376%	09/14/36	1,000,000	912,284
AREIT CRE Trust, Series 2021-CRE5, Class A (1* TSFR1M + 119) (a)(c)	6.553%	11/17/38	4,351,867	4,269,978
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (a)(c)	9.201%	06/17/39	900,000	885,350
BDS Ltd., Series 2021-FL8, Class C (1* TSFR1M + 166) (c)	7.023%	01/18/36	1,093,000	1,056,140
BDS Ltd., Series 2021-FL8, Class D (1* TSFR1M + 201) (a)(c)	7.373%	01/18/36	1,000,000	965,364
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (c)	6.344%	02/15/38	5,112,835	4,873,958
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)(e)	7.394%	02/15/38	1,520,000	1,141,731
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (c)	6.844%	02/18/38	2,240,000	1,962,746

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 3.2% continued
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (c)	7.226%	05/15/38	$1,600,000	$1,401,763
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)(e)	7.694%	05/15/38	2,250,000	1,813,867
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (c)	7.396%	02/18/38	3,000,000	2,856,573
KKR Financial Management, Series 2021-FL2, Class A (1* TSFR1M + 118) (c)	6.546%	02/15/39	3,500,000	3,405,703
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (c)	6.776%	02/15/39	1,500,000	1,426,563
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	6.676%	07/15/36	1,300,000	1,271,982
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class C (1* TSFR1M + 181) (a)(c)	7.176%	07/15/36	1,000,000	959,020
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class E (1* TSFR1M + 315) (c)	8.506%	02/19/37	200,000	185,923
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	11.085%	09/17/37	750,000	747,064

74 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
CRE/CLO — 3.2% continued
PFP Ltd., Series 2021-8, Class A (1* TFSR1M + 111) (a)(c)	6.476%	08/09/37	$700,763	$690,454
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (a)(c)	7.276%	08/09/37	1,700,000	1,627,305
PFP Ltd., Series 2021-7, Class D (1* TSFR1M + 251) (a)(c)	7.876%	04/14/38	1,749,913	1,683,719
PFP Ltd., Series 2021-7, Class E (1* TFSR1M + 311) (c)	8.476%	04/14/38	1,249,938	1,201,469
ReadyCap Commercial Mortgage Trust, Series 2021-FL6, Class A (1* TSFR1M + 106) (a)(c)	6.420%	07/25/36	1,841,189	1,797,678
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (a)(c)	6.556%	09/15/36	208,438	207,833
TPG Real Estate Finance, Series 2019-FL3, Class D (1* TSFR1M + 256) (c)	7.926%	10/15/34	1,000,000	946,908
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221) (c)	7.576%	10/17/34	1,572,976	1,542,001
				48,803,578
Credit Cards — 3.0%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (c)	4.630%	07/15/25	2,700,000	2,676,025
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	178,551	177,715

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 3.0% continued
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	$1,600,000	$1,576,405
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	3,000,000	2,861,860
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	2,500,000	2,339,476
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	2,500,000	2,241,241
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	2,300,000	2,301,057
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	419,147	416,597
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	1,003,000	896,036
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	1,500,000	1,512,500
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	1,500,000	1,501,940
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A (c)	2.500%	09/21/26	8,150,000	7,926,505
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (c)	3.200%	09/21/26	2,090,000	1,978,305

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 75

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Credit Cards — 3.0% continued
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	$2,500,000	$2,504,680
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	5,000,000	5,054,666
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	9.590%	09/20/27	3,500,000	3,529,108
Mission Lane Credit Card Master, Series 2023-A, Class B (c)	8.150%	07/17/28	1,850,000	1,851,364
Mission Lane Credit Card Master, Series 2023-A, Class C (c)	10.030%	07/17/28	4,000,000	4,034,679
				45,380,159
Equipment — 0.9%
Blue Bridge Funding, Inc., Series 2023-1, Class A (c)	7.370%	11/15/30	2,000,000	2,004,063
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	104,780	99,814
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	221,345	202,272
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	433,713	394,335
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	3,816,628	3,830,200
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	2,000,000	1,876,793
DEXT, Series 2023-2, Class D (c)	8.300%	05/15/34	1,500,000	1,455,621

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 0.9% continued
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	$2,000,000	$1,992,968
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	1,350,000	1,274,721
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	767,919	613,743
				13,744,530
HECM — 3.4%
Boston Lending Trust, Series 2022-1, Class M2 (c)(e)	2.750%	02/25/62	526,706	350,759
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (c)(e)	3.000%	07/25/62	1,044,839	737,647
Brean Asset Backed Securities, Series 2022-RM5, Class M1 (c)(e)	4.500%	09/25/62	2,429,191	1,818,617
Brean Asset Backed Securities, Series 2022-RM5, Class M2 (c)(e)	4.500%	09/25/62	2,746,042	1,831,887
Brean Asset Backed Securities, Series 2023-RM6, Class M1 (c)(e)	5.250%	01/25/63	2,823,768	2,180,179
Brean Asset Backed Securities, Series 2023-RM6, Class M2 (c)(e)	5.250%	01/25/63	2,823,768	1,925,830

76 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
HECM — 3.4% continued
Brean Asset Backed Securities, Series 2023-SRM1, Class M1 (c)	4.000%	09/25/63	$3,029,093	$2,680,640
Brean Asset Backed Securities, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	2,877,639	2,231,582
Brean Asset Backed Securities, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	10,000,000	9,109,488
Brean Asset Backed Securities, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	6,039,000	5,132,908
Brean Asset Backed Securities, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,003,750	2,031,072
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	1,500,000	1,373,448
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	2,508,110	2,462,801
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (a)(c)	5.084%	02/25/32	1,650,000	1,510,995
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (c)	6.000%	08/01/32	2,175,000	2,021,143
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	4,000,000	3,251,348

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 3.4% continued
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	$1,550,000	$1,368,716
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(c)	1.719%	10/25/50	1,515,206	1,434,975
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (c)	2.619%	10/25/50	1,500,000	1,334,609
RMF Proprietary Issuance Trust, Series 2021-2, Class A (a)(c)	2.125%	09/25/61	3,574,644	2,890,307
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(c)	3.000%	01/25/62	1,487,380	1,249,821
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(c)	3.750%	06/25/62	1,100,000	628,704
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)	3.000%	01/25/62	1,000,000	711,879
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	623,892
				50,893,247
Hospitality — 0.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class B (1* TSFR1M + 155) (c)	7.159%	07/15/35	1,000,000	982,209
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (a)(c)	3.544%	03/09/44	1,870,000	1,636,284
BX Trust, Series 2018-GW, Class E (1* TSFR1M + 227) (a)(c)	7.629%	05/15/35	1,802,000	1,765,622

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 77

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Hospitality — 0.3% continued
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* TSFR1M + 150) (a)(c)	7.123%	07/15/25	$882,756	$868,291
				5,252,406
Industrial — 0.4%
BX Trust, Series 2021-VOLT, Class C (1* TSFR1M + 121) (c)	6.576%	09/15/36	5,000,000	4,817,944
BX Trust, Series 2021-VOLT, Class D (1* TSFR1M + 176) (a)(c)	7.126%	09/15/36	950,000	913,025
				5,730,969
Laboratory — 0.1%
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	2,160,000	1,750,675

Manufactured Housing — 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	100,000	95,455

Multifamily — 0.8%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (a)(c)	7.945%	11/25/24	330,814	325,623
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (a)(c)	7.634%	12/25/24	603,756	591,741
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(c)	7.595%	02/25/25	213,477	209,103

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 0.8% continued
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(c)	7.495%	10/25/25	$491,756	$474,766
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	7.595%	01/25/28	236,208	223,385
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (c)	7.495%	06/25/28	1,438,424	1,287,532
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	7.334%	07/25/28	338,254	302,383
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	7.695%	01/25/29	1,485,409	1,390,555
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	7.695%	08/25/29	376,257	349,938
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(c)	7.137%	07/25/41	2,568,017	2,401,957
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	7.337%	01/25/51	946,206	918,015
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(c)	7.637%	11/25/51	1,731,021	1,683,645
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(c)	9.578%	05/25/52	1,957,667	1,970,841
				12,129,484

78 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Non-Agency MBS 2.0 — 0.2%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	6.887%	02/25/50	$662,525	$590,486
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	6.637%	03/25/51	611,169	576,602
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	7.137%	03/25/51	1,691,369	1,544,980
				2,712,068
Non-Performing Loan — 0.2%
Cascade Funding Mortgage Trust, Series 2021-1, Class A (c)	0.985%	11/25/50	1,708,034	1,619,859
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(c)	3.086%	11/25/50	700,000	613,912
				2,233,771
Office — 0.3%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (c)	6.626%	10/15/43	2,000,000	1,847,500
Drop Mortgage Trust, Series 2021-FILE, Class C (1* TSFR1M + 236) (a)(c)	7.726%	10/15/43	3,000,000	2,422,524
				4,270,024
Residential Transition Loan — 1.6%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	$1,021,523	$982,172
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	237,564	229,093
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	5.438%	05/25/25	1,750,000	1,620,522
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	1,000,000	928,105
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	4.458%	02/25/26	750,000	689,727
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	700,000	650,390
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	06/25/26	1,981,000	1,848,493
LHOME Mortgage Trust, Series 2022-RTL1, Class A2 (c)	4.948%	02/25/27	1,355,000	1,273,064
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,167,969
New York Mortgage Trust, Series 2021-BPL1, Class A1 (c)	2.239%	05/25/26	1,527,821	1,515,199
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,200,000	1,163,742
ROC Securities Trust, Series 2021-RTL1, Class A1 (c)	2.487%	08/25/26	1,022,019	1,007,116

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 79

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Residential Transition Loan — 1.6% continued
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	$3,500,000	$3,245,726
Toorak Mortgage Corp., Series 2021-1, Class A-1 (c)	2.240%	06/25/24	336,746	329,830
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	982,917
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	6,000,000	6,020,040
				23,654,105
Retail — 0.8%
BX Trust, Series 2021-VIEW, Class B (1* SOFR + 180) (a)(c)	7.276%	06/15/36	1,150,000	1,092,421
BX Trust, Series 2021-VIEW, Class E (1* SOFR + 360) (a)(c)(e)	9.076%	06/15/36	1,650,000	1,502,432
Credit Suisse Mortgage Trust, Series 2018-SITE, Class A (c)	4.284%	04/15/36	1,857,000	1,850,965
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C (a)(c)	4.941%	04/15/36	300,000	297,756
Credit Suisse Mortgage Trust, Series 2018-SITE, Class D (1* TSFR1M + 101) (a)(c)	4.941%	04/15/36	235,000	232,869
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (c)	6.626%	02/15/40	3,797,213	3,691,429

	Coupon	Maturity	Shares / Par Value	Fair Value
Retail — 0.8% continued
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (a)(c)	6.926%	02/15/40	$2,123,200	$1,974,124
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(c)	7.276%	02/15/40	580,000	526,349
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(c)	7.976%	02/15/40	1,524,000	1,367,157
				12,535,502
Single Family Rental — 1.7%
American Homes 4 Rent, Series 2014-SFR2, Class A (c)	3.790%	10/17/36	4,246,971	4,178,178
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	1,818,658	1,783,476
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	2,640,725	2,567,012
American Homes 4 Rent, Series 2015-SFR2, Class A (c)	3.732%	10/18/52	3,876,025	3,758,003
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	962,239	867,027
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	473,076	430,336
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	598,837	546,191
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/28	2,000,000	1,811,552

80 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Single Family Rental — 1.7% continued
Progress Residential Trust, Series 2019-SFR3, Class A (c)	2.271%	09/17/36	$668,964	$651,017
Progress Residential Trust, Series 2019-SFR3, Class C (c)	2.721%	09/17/36	2,000,000	1,948,203
Progress Residential Trust, Series 2019-SFR4, Class B (c)	2.937%	10/17/36	1,910,000	1,860,077
Progress Residential Trust, Series 2020-SFR1, Class A (c)	1.732%	04/17/37	5,973,258	5,690,829
				26,091,901
Small Business — 1.1%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	6,000,000	5,913,061
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	1,250,000	1,222,313
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	418,000	392,725
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime — 55) (a)(c)	7.950%	02/25/44	264,394	262,077
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	9.250%	02/25/44	69,577	69,120
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime — 90) (a)(c)	7.600%	12/25/44	288,275	285,128

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 1.1% continued
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	8.750%	10/25/49	$1,195,881	$1,180,531
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (c)	9.250%	07/25/50	2,933,669	2,916,190
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	732,025
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	624,728
OnDeck Asset Securitization Trust, Series 2023-1, Class C (c)	9.930%	08/19/30	3,350,000	3,352,588
				16,950,486
Student Loan — 0.5%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	55,944	53,578
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	51,437	50,127
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	151,047	141,453
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (a)(c)	6.870%	12/28/48	87,741	87,083
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	419,843	375,697
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	388,988	357,240

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 81

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Student Loan — 0.5% continued
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	$2,769	$2,751
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	1,264,418	1,233,025
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	6.720%	07/25/51	280,693	278,276
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	185,045
Social Professional Loan Program, Series 2017-B, Class CFX (a)(c)	4.440%	05/25/40	900,000	836,236
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,464,551
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	344,193
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	455,618
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	660,597
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,130,000	950,427
				7,475,897
Unsecured Consumer — 3.9%
ACHV ABS Trust, Series 2023-1PL, Class C (c)	7.420%	03/18/30	1,500,000	1,515,506

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 3.9% continued
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	$1,250,000	$1,277,215
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	2,500,000	2,541,975
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,044,134
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,463,259
Affirm, Inc., Series 2023-B, Class B (c)	7.440%	09/15/28	5,000,000	5,085,069
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	2,000,000	2,003,625
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	2,000,000	2,022,134
Avant Loans Funding Trust, Series 2021-REV1, Class A (c)	1.210%	07/15/30	1,029,906	1,022,572
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	1,800,000	1,717,313
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	1,000,000	1,028,847
Conn Funding II, LP, Series 2023-A, Class A (c)	8.010%	01/17/28	1,767,711	1,771,359
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	5,500,000	5,515,445
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	1,195,000	1,086,820
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	499,347
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	652,906

82 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Unsecured Consumer — 3.9% continued
Lendmark Funding Trust, Series 2023-1A, Class C (c)	6.160%	05/20/33	$2,000,000	$1,979,072
Mariner Finance Issuance Trust, Series 2023-AA, Class D (c)	8.850%	10/22/35	1,000,000	1,023,620
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	878,686
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,783,587	1,698,566
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	972,647
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	3,000,000	2,802,293
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	2,500,000	2,423,104
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	2,260,000	2,085,366
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	3,750,000	3,425,725
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,500,000	1,451,016
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	1,183,592	1,156,092
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,191,000	1,068,332

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 61.8% continued
Unsecured Consumer — 3.9% continued
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	$650,000	$538,396
Republic Finance Issuance Trust, Series 2020-A, Class B (c)	3.540%	11/20/30	1,185,000	1,138,212
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,673,403	1,595,500
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	1,830,995	1,803,789
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	313,442	307,711
Upstart Securitization Trust, Series 2021-3, Class B (c)	1.660%	07/20/31	325,742	321,258
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	1,171,345	1,167,739
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	762,936	745,337
				59,829,987

Total Securitized
(Cost 961,135,580)				$938,842,688

Treasury — 17.3%
U.S. Treasury Inflation-Protected Notes	0.500%	04/15/24	5,489,640	5,420,376
U.S. Treasury Notes	1.625%	02/15/26	5,000,000	4,738,086
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	5,866,050	5,583,293
U.S. Treasury Notes (b)	2.250%	08/15/27	2,000,000	1,886,250
U.S. Treasury Notes	0.500%	10/31/27	15,000,000	13,186,523

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 83

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 17.3% continued
U.S. Treasury Notes	1.250%	09/30/28	$26,000,000	$23,042,500
U.S. Treasury Notes (b)	3.875%	11/30/29	5,000,000	4,990,430
U.S. Treasury Notes	0.625%	08/15/30	35,000,000	28,389,648
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,466,085
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,389,594
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,443,247
U.S. Treasury STRIPS	0.000%	08/15/33	4,000,000	2,719,603
U.S. Treasury STRIPS	0.000%	08/15/34	10,000,000	6,510,233
U.S. Treasury STRIPS	0.000%	11/15/34	5,000,000	3,221,413
U.S. Treasury STRIPS	0.000%	05/15/35	5,000,000	3,151,880
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	9,143,620
U.S. Treasury STRIPS	0.000%	02/15/37	12,000,000	6,999,793
U.S. Treasury STRIPS	0.000%	02/15/38	10,000,000	5,568,235
U.S. Treasury STRIPS	0.000%	11/15/38	10,000,000	5,358,217
U.S. Treasury Bonds	1.125%	08/15/40	40,000,000	25,531,250
U.S. Treasury Bonds	1.375%	11/15/40	35,000,000	23,221,680
U.S. Treasury STRIPS	0.000%	08/15/41	5,000,000	2,315,116
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	24,088,140	18,803,715
U.S. Treasury Bonds	2.250%	08/15/46	20,000,000	14,219,531
U.S. Treasury Bonds	3.000%	02/15/48	24,000,000	19,557,187
U.S. Treasury Bonds	1.250%	05/15/50	23,000,000	12,393,945
U.S. Treasury Bonds (b)	1.625%	11/15/50	21,000,000	12,511,406
Total Treasury
(Cost 270,204,989)				$262,762,856

	Shares	Fair Value
Registered Investment Companies — 5.9%
State Street Institutional Liquid Reserves Fund - Premier Class, 5.49% (f)	74,445,486	$74,490,153
State Street Navigator Securities Lending Portfolio I, 5.09% (f)(g)	15,082,372	15,082,372
Total Registered Investment Companies
(Cost $89,549,894)		$89,572,525

Total Investment Securities — 100.6%
(Cost $1,559,750,997)		$1,528,337,207

Liabilities in Excess of Other Assets — (0.6)%		(9,202,837)

Net Assets — 100.0%		$1,519,134,370

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2023. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $29,132,594.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 12/31/2023 was $457,829,411, representing 30.1% of net assets.

(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2023 was $13,302,949, representing 0.9% of net assets.
(f)	The rate shown is the 7-day effective yield as of December 31, 2023.
(g)	This security was purchased using cash collateral held from securities on loan.

BV — Besloten Vennootschap

CV — Convertible Security

IO — Interest Only

NA — National Association

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

84 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2023

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

TSFR— CME Term SOFR

UA — Uitgesloten Aansprakelijkheid

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 85

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
December 31, 2023

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Industrials	27.7%
Financials	27.1%
Consumer Discretionary	10.5%
Consumer Staples	10.3%
Materials	7.3%
Health Care	5.0%
Real Estate	4.9%
Energy	3.6%
Information Technology	1.9%
Utilities	0.8%
Registered Investment Companies	4.5%
Other
Net Other Assets (Liabilities)	-3.6%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Industrials	16.9%
Financials	17.1%
Consumer Discretionary	11.0%
Consumer Staples	3.4%
Materials	4.4%
Health Care	15.4%
Real Estate	6.3%
Energy	6.9%
Information Technology	13.6%
Utilities	2.7%
Communication Services	2.3%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Industrials	26.6%
Financials	18.2%
Real Estate	12.5%
Consumer Discretionary	11.9%
Consumer Staples	8.9%
Information Technology	5.5%
Health Care	4.0%
Materials	3.3%
Energy	3.1%
Utilities	1.2%
Communication Services	1.2%
Registered Investment Companies	5.1%
Other
Net Other Assets (Liabilities)	-1.5%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Industrials	19.7%
Financials	16.6%
Real Estate	7.3%
Consumer Discretionary	12.9%
Consumer Staples	3.2%
Information Technology	12.7%
Health Care	12.1%
Materials	5.5%
Energy	4.8%
Utilities	2.6%
Communication Services	2.6%
100.0%

86 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2023

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Industrials	25.8%
Financials	17.8%
Real Estate	13.8%
Consumer Discretionary	11.5%
Consumer Staples	6.5%
Information Technology	5.6%
Health Care	5.0%
Materials	6.3%
Energy	2.1%
Communication Services	1.2%
Utilities	1.1%
Registered Investment Companies	3.3%
Other
Net Other Assets (Liabilities)	0.0%*
100.0%

* Percentage rounds to less than 0.1%.

Russell Midcap Index Sector Allocation	% of Index
Industrials	19.3%
Financials	15.5%
Real Estate	8.0%
Consumer Discretionary	10.6%
Consumer Staples	3.5%
Information Technology	13.6%
Health Care	10.3%
Materials	5.7%
Energy	4.8%
Communication Services	3.5%
Utilities	5.2%
100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	23.1%
Industrials	19.0%
Health Care	17.3%
Consumer Discretionary	14.0%
Energy	6.8%
Consumer Staples	4.7%
Information Technology	3.5%
Real Estate	3.4%
Materials	3.2%
Communication Services	1.7%
Utilities	1.1%
Registered Investment Companies	3.7%
Other
Net Other Assets (Liabilities)	-1.5%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	13.5%
Industrials	9.6%
Health Care	12.5%
Consumer Discretionary	10.9%
Energy	3.8%
Consumer Staples	5.8%
Information Technology	27.9%
Real Estate	2.8%
Materials	2.6%
Communication Services	8.3%
Utilities	2.3%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 87

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2023

Diamond Hill Large Cap Concentrated Fund
Sector Allocation	% of Net Assets
Financials	22.7%
Health Care	18.5%
Industrials	18.2%
Consumer Discretionary	17.4%
Energy	7.2%
Information Technology	5.0%
Consumer Staples	4.9%
Materials	3.7%
Registered Investment Companies	2.4%
Other
Net Other Assets (Liabilities)	0.0%*
100.0%

* Percentage rounds to less than 0.1%.

Russell 1000 Index Sector Allocation	% of Index
Financials	13.5%
Health Care	12.5%
Industrials	9.6%
Consumer Discretionary	10.9%
Energy	3.8%
Information Technology	27.9%
Consumer Staples	5.8%
Materials	2.6%
Communication Services	8.3%
Real Estate	2.8%
Utilities	2.3%
100.0%

Diamond Hill Select Fund
Sector Allocation	% of Net Assets
Financials	25.3%
Industrials	24.1%
Consumer Discretionary	20.0%
Health Care	8.6%
Consumer Staples	6.3%
Materials	4.4%
Information Technology	4.3%
Real Estate	2.2%
Energy	1.5%
Registered Investment Companies	6.4%
Other
Net Other Assets (Liabilities)	-3.1%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Financials	13.7%
Industrials	10.0%
Consumer Discretionary	10.9%
Health Care	12.6%
Consumer Staples	5.7%
Materials	2.7%
Information Technology	27.1%
Real Estate	3.0%
Energy	4.0%
Communication Services	8.0%
Utilities	2.3%
100.0%

88 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2023

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	24.9%
Health Care	15.8%
Industrials	12.7%
Communication Services	12.7%
Information Technology	8.7%
Energy	4.2%
Consumer Staples	4.0%
Consumer Discretionary	2.7%
Materials	2.4%
Real Estate	0.9%
Utilities	0.9%
Registered Investment Companies	18.9%
Treasury	6.9%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-8.4%
Information Technology	-7.8%
Consumer Staples	-4.3%
Industrials	-4.3%
Financials	-3.1%
Utilities	-1.5%
Health Care	-1.3%
Real Estate	-0.7%
Materials	-0.3%
Communication Services	-0.2%
Other
Segregated Cash With Custodian	33.0%
Net Other Assets (Liabilities)	-16.8%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	13.5%
Health Care	12.5%
Industrials	9.6%
Communication Services	8.3%
Information Technology	27.9%
Energy	3.8%
Consumer Staples	5.8%
Consumer Discretionary	10.9%
Materials	2.6%
Real Estate	2.8%
Utilities	2.3%
100.0%

Diamond Hill International Fund
Sector Allocation	% of Net Assets
Consumer Staples	16.4%
Industrials	16.2%
Financials	15.8%
Health Care	13.5%
Consumer Discretionary	10.6%
Communication Services	6.7%
Information Technology	6.4%
Energy	5.8%
Materials	2.7%
Registered Investment Companies	9.7%
Other
Net Other Assets (Liabilities)	-3.8%
100.0%

MSCI ACWI ex USA Index	% of Index
Consumer Staples	8.0%
Industrials	13.5%
Financials	21.2%
Health Care	9.3%
Consumer Discretionary	11.5%
Communication Services	5.2%
Information Technology	12.4%
Energy	5.6%
Materials	8.0%
Utilities	3.2%
Real Estate	2.1%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 89

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2023

Diamond Hill Short Duration Securitized Bond Fund
Sector Allocation	% of Net Assets
Securitized	86.4%
Corporate Credit	5.0%
Treasury	3.7%
Registered Investment Companies	5.0%
Other
Net Other Assets (Liabilities)	-0.1%
100.0%

Bloomberg US 1-3 Yr. Gov./Credit Index
Sector Allocation	% of Index
Treasury	66.4%
Corporate Credit	25.2%
Non-Corporate Credit	5.6%
Agency	2.8%
100.0%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	61.8%
Corporate Credit	15.5%
Treasury	17.3%
Government Related	0.1%
Registered Investment Companies	5.9%
Other
Net Other Assets (Liabilities)	-0.6%
100.0%

Bloomberg US Aggregate Bond Index
Sector Allocation	% of Index
Treasury	41.4%
Agency RMBS/CMBS	27.5%
Corporate Credit	25.0%
Non-Corporate Credit	3.9%
Agency	1.0%
Non-Agency RMBS/CMBS	0.8%
Asset-Backed Securities	0.4%
100.0%

90 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 91

Diamond Hill Funds
Statements of Assets & Liabilities
December 31, 2023

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$141,014,406	$1,198,824,018	$103,181,253
Investment in affiliated securities, at cost	—	9,862,981	—
Investment in unaffiliated securities, at fair value*	$239,308,744	$1,631,878,281	$162,497,947
Investment affiliated securities, at fair value	—	9,587,821	—
Cash	36,603	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $63,560, $—, and $—)	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for investments sold	113,935	1,346,436	94,468
Receivable for fund shares issued	44,016	699,671	35,720
Receivable for dividends and interest	246,797	2,743,397	313,984
Tax reclaims receivable	—	—	—
Total Assets	239,750,095	1,646,255,606	162,942,119

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $552,083,433, $—, $—, and $—)	—	—	—
Due to custodian	—	86,212	58,243
Payable for securities purchased	—	—	—
Payable for fund shares redeemed	597,918	1,806,187	116,410
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	8,053,607	25,514,808	144,631
Payable to Investment Adviser	163,256	1,008,000	81,090
Payable to Administrator	35,114	149,045	22,287
Accrued distribution fees	14,105	9,055	943
Other accrued expenses	6,116	200	200
Total Liabilities	8,870,116	28,573,507	423,804

Net Assets	$230,879,979	$1,617,682,099	$162,518,315

Components of Net Assets
Paid-in capital	$128,907,746	$1,188,878,039	$107,108,396
Accumulated earnings (deficit)	101,972,233	428,804,060	55,409,919
Net Assets	$230,879,979	$1,617,682,099	$162,518,315
Net Assets
Investor Shares	$62,642,291	$44,269,842	$4,435,209
Class I Shares	$149,790,132	$758,159,861	$149,819,872
Class Y Shares	$18,447,556	$815,252,396	$8,263,234
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	2,660,459	1,746,461	270,942
Class I Shares	6,162,963	29,755,993	9,171,714
Class Y Shares	756,822	31,909,683	504,042
Net Asset Value, offering and redemption price per share:
Investor Shares	$23.55	$25.35	$16.37
Class I Shares	$24.30	$25.48	$16.33
Class Y Shares	$24.38	$25.55	$16.39
* Includes value of securities on loan	$15,076,383	$89,549,909	$1,881,876

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Large Cap Fund	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund

$6,437,023,478	$23,392,289	$339,377,797	$1,406,908,530	$106,772,989	$1,649,893,741	$1,559,750,997
—	—	—	—	—	—	—
$8,536,524,135	$27,627,592	$484,335,382	$1,996,175,682	$113,350,239	$1,616,421,351	$1,528,337,207
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	84,246	—	—
—	—	—	569,747,985	—	—	—
—	—	—	10,851,276	—	10,131,250	9,590
7,049,372	146	664,306	853,008	—	3,145,287	4,676,585
9,661,485	22,851	535,719	5,093,788	156,134	4,658,350	6,498,300
—	—	—	—	77,266	—	—
8,553,234,992	27,650,589	485,535,407	2,582,721,739	113,667,885	1,634,356,238	1,539,521,682

—	—	—	549,808,718	—	—	—
1,654,453	—	259,464	72,497	—	—	—
—	—	—	5,543,763	—	—	4,357,683
6,783,062	—	837,816	1,118,024	44,240	1,670,428	393,326
—	—	—	382,071	—	—	—
128,365,754	—	14,423,487	298,725,470	4,326,627	17,631,750	15,082,372
3,508,882	11,453	273,757	1,323,405	53,427	477,842	363,070
921,318	2,245	62,178	248,053	8,524	228,090	190,259
73,583	62	6,520	25,898	157	5,395	402
200	301	663	200	6,527	200	200
141,307,252	14,061	15,863,885	857,248,099	4,439,502	20,013,705	20,387,312

$8,411,927,740	$27,636,528	$469,671,522	$1,725,473,640	$109,228,383	$1,614,342,533	$1,519,134,370

$6,288,210,461	$24,250,453	$327,553,573	$1,136,472,431	$103,959,639	$1,665,089,482	$1,569,269,683
2,123,717,279	3,386,075	142,117,949	589,001,209	5,268,744	(50,746,949)	(50,135,313)
$8,411,927,740	$27,636,528	$469,671,522	$1,725,473,640	$109,228,383	$1,614,342,533	$1,519,134,370

$331,758,303	$294,845	$31,796,582	$122,865,797	$1,021,639	$25,257,865	$1,909,815
$5,228,447,015	$10,635,434	$389,017,028	$1,543,505,624	$43,664,071	$1,541,039,223	$1,369,268,225
$2,851,722,422	$16,706,249	$48,857,912	$59,102,219	$64,542,673	$48,045,445	$147,956,330

10,457,834	24,697	1,438,205	4,726,856	61,267	2,608,093	209,992
164,433,624	894,675	17,339,302	57,304,895	2,614,651	159,090,986	151,033,936
89,622,102	1,403,729	2,166,439	2,180,661	3,858,218	4,953,757	16,308,362

$31.72	$11.94	$22.11	$25.99	$16.68	$9.68	$9.09
$31.80	$11.89	$22.44	$26.93	$16.70	$9.69	$9.07
$31.82	$11.90	$22.55	$27.10	$16.73	$9.70	$9.07
$143,445,951	$—	$14,393,123	$291,485,958	$4,818,292	$21,102,307	$29,132,594

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 93

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2023

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Large Cap Concentrated Fund
Investment Income
Dividends	$5,995,457	$35,563,719	$2,722,763	$176,252,358	$536,347
Income distributions from affiliated investments	—	523,347	—	—	—
Securities lending income	46,475	233,490	6,667	588,491	1,518
Foreign taxes withheld	—	—	(5,549)	—	—
Total Investment Income	6,041,932	36,320,556	2,723,881	176,840,849	537,865

Expenses
Investment advisory fees	2,240,106	13,702,436	984,442	41,318,980	126,448
Administration fees	484,071	2,045,019	271,703	11,332,575	24,731
Distribution and service fees — Investor	184,636	283,972	27,115	1,578,571	650
Other fees	7,749	5,352	3,974	19,426	1,357
Total Expenses	2,916,562	16,036,779	1,287,234	54,249,552	153,186
Advisory fees waived by Adviser	—	(31,811)	—	—	—
Net Expenses	2,916,562	16,004,968	1,287,234	54,249,552	153,186

Net Investment Income	3,125,370	20,315,588	1,436,647	122,591,297	384,679

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	68,890,230	32,157,349	9,916,702	308,005,815	(225,458)
Net realized gains from in-kind redemptions	—	68,588,589	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(16,670,042)	50,161,742	2,833,924	630,472,471	3,980,986
Net change in unrealized appreciation (depreciation) on affiliated investments	—	270,673	—	—	—
Net Realized and Unrealized Gains on Investments	52,220,188	151,178,353	12,750,626	938,478,286	3,755,528

Change in Net Assets from Operations	$55,345,558	$171,493,941	$14,187,273	$1,061,069,583	$4,140,207

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2023

	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund
Investment Income
Dividends	$5,525,457	$36,205,973	$1,830,469	$5,138,441	$2,229,353
Securities lending income	30,213	380,229	11,949	51,717	90,977
Rebates on short sales, net of fees	—	23,433,081	—	—	—
Foreign taxes withheld	—	(93,312)	(141,659)	—	—
Interest	—	4,751,713	—	80,079,755	48,114,023
Total Investment Income	5,555,670	64,677,684	1,700,759	85,269,913	50,434,353

Expenses
Investment advisory fees	2,680,708	15,848,904	434,237	4,848,528	2,950,814
Administration fees	594,160	2,980,131	58,979	2,292,751	1,550,144
Distribution and service fees — Investor	70,852	308,131	1,078	77,784	7,663
Other fees	2,452	5,127	22,467	4,185	3,219
Dividend expense	—	7,381,390	—	—	—
Total Expenses	3,348,172	26,523,683	516,761	7,223,248	4,511,840
Advisory fees waived by Adviser	—	—	—	—	—
Net Expenses	3,348,172	26,523,683	516,761	7,223,248	4,511,840

Net Investment Income	2,207,498	38,154,001	1,183,998	78,046,665	45,922,513

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	3,416,850	39,007,147	(5,533)	(6,276,306)	(3,635,873)
Net realized gains on closed short positions	—	13,002,068	—	—	—
Net realized losses on foreign currency transactions	—	—	(10,983)	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	99,562,501	161,159,820	11,027,004	47,754,284	29,247,584
Net changes in unrealized appreciation (depreciation) on short positions	—	(49,433,192)	—	—	—
Net Realized and Unrealized Gains on Investments	102,979,351	163,735,843	11,010,488	41,477,978	25,611,711

Change in Net Assets from Operations	$105,186,849	$201,889,844	$12,194,486	$119,524,643	$71,534,224

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 95

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
From Operations
Net investment income	$3,125,370	$2,215,620	$20,315,588	$16,232,583
Net realized gains on investment transactions	68,890,230	79,642,787	100,745,938	87,711,802
Net realized losses on sales from affiliated investments	—	—	—	(349,205)
Net change in unrealized appreciation (depreciation) on investments	(16,670,042)	(157,510,132)	50,432,415	(421,471,023)
Change in Net Assets from Operations	55,345,558	(75,651,725)	171,493,941	(317,875,843)

Distributions to Shareholders
Investor	(17,793,658)	(12,978,961)	(436,019)	(7,853,233)
Class I	(38,439,736)	(29,928,918)	(15,004,237)	(41,992,021)
Class Y	(4,457,136)	(2,941,247)	(17,087,711)	(47,806,461)
Change in Net Assets from Distributions to Shareholders	(60,690,530)	(45,849,126)	(32,527,967)	(97,651,715)
Change in Net Assets from Capital Transactions	(49,656,523)	(161,153,214)	(423,601,312)	39,438,849

Total Change in Net Assets	(55,001,495)	(282,654,065)	(284,635,338)	(376,088,709)

Net Assets:
Beginning of year	285,881,474	568,535,539	1,902,317,437	2,278,406,146
End of year	$230,879,979	$285,881,474	$1,617,682,099	$1,902,317,437

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$15,800,455	$7,978,405	$10,147,371	$18,800,612
Reinvested distributions	16,389,099	11,758,072	415,784	7,737,855
Payments for shares redeemed	(46,867,970)	(33,032,714)	(144,105,451)	(34,743,030)
Change in Net Assets from Investor Share Transactions	(14,678,416)	(13,296,237)	(133,542,296)	(8,204,563)
Class I
Proceeds from shares sold	30,049,152	44,615,799	69,907,016	82,087,003
Reinvested distributions	35,138,450	28,020,763	11,390,598	33,137,319
Payments for shares redeemed	(100,706,565)	(196,399,327)	(201,856,543)	(178,064,760)
Change in Net Assets from Class I Share Transactions	(35,518,963)	(123,762,765)	(120,558,929)	(62,840,438)
Class Y
Proceeds from shares sold	1,467,274	9,305,130	230,283,137	243,063,857
Reinvested distributions	4,457,136	2,941,247	16,347,339	46,673,584
Payments for shares redeemed	(5,383,554)	(36,340,589)	(416,130,563)	(179,253,591)
Change in Net Assets from Class Y Share Transactions	540,856	(24,094,212)	(169,500,087)	110,483,850
Change in Net Assets from Capital Transactions	$(49,656,523)	$(161,153,214)	$(423,601,312)	$39,438,849

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 97

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
Share Transactions:
Investor
Issued	581,740	256,826	420,432	730,674
Reinvested	681,757	456,361	16,357	328,105
Redeemed	(1,780,754)	(1,105,459)	(5,808,766)	(1,357,311)
Change in Shares Outstanding	(517,257)	(392,272)	(5,371,977)	(298,532)
Class I
Issued	1,090,792	1,466,642	2,866,071	3,176,386
Reinvested	1,413,534	1,059,155	442,987	1,386,626
Redeemed	(3,651,567)	(6,272,757)	(8,462,203)	(6,979,747)
Change in Shares Outstanding	(1,147,241)	(3,746,960)	(5,153,145)	(2,416,735)
Class Y
Issued	53,095	284,937	9,299,644	9,000,609
Reinvested	178,631	110,879	633,849	1,947,522
Redeemed	(197,825)	(1,157,763)	(17,600,745)	(6,904,655)
Change in Shares Outstanding	33,901	(761,947)	(7,667,252)	4,043,476
Change in Total Shares Outstanding	(1,630,597)	(4,901,179)	(18,192,374)	1,328,209

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
From Operations
Net investment income	$1,436,647	$1,646,679	$122,591,297	$121,269,741
Net realized gains on investment transactions	9,916,702	15,667,057	308,005,815	538,678,250
Net realized losses on sales from affiliated investments	—	(14,891)	—	—
Net change in unrealized appreciation (depreciation) on investments	2,833,924	(52,346,492)	630,472,471	(2,356,203,019)
Change in Net Assets from Operations	14,187,273	(35,047,647)	1,061,069,583	(1,696,255,028)

Distributions to Shareholders
Investor	(98,589)	(1,146,228)	(10,067,995)	(47,431,464)
Class I	(4,608,435)	(7,686,508)	(193,440,234)	(349,328,424)
Class Y	(257,199)	(647,148)	(108,212,754)	(148,593,466)
Change in Net Assets from Distributions to Shareholders	(4,964,223)	(9,479,884)	(311,720,983)	(545,353,354)
Change in Net Assets from Capital Transactions	(33,937,687)	(54,681,887)	(827,413,517)	(1,628,581,539)

Total Change in Net Assets	(24,714,637)	(99,209,418)	(78,064,917)	(3,870,189,921)

Net Assets:
Beginning of year	187,232,952	286,442,370	8,489,992,657	12,360,182,578
End of year	$162,518,315	$187,232,952	$8,411,927,740	$8,489,992,657

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 99

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$1,029,195	$4,331,171	$74,713,186	$119,086,813
Reinvested distributions	93,772	847,943	8,454,785	44,254,282
Payments for shares redeemed	(20,716,969)	(8,841,186)	(589,822,438)	(190,407,780)
Change in Net Assets from Investor Share Transactions	(19,594,002)	(3,662,072)	(506,654,467)	(27,066,685)
Class I
Proceeds from shares sold	25,681,855	21,439,323	758,842,787	1,377,284,121
Reinvested distributions	4,476,580	7,255,950	162,911,099	295,045,866
Payments for shares redeemed	(39,774,953)	(72,343,751)	(1,576,289,792)	(2,968,092,239)
Change in Net Assets from Class I Share Transactions	(9,616,518)	(43,648,478)	(654,535,906)	(1,295,762,252)
Class Y
Proceeds from shares sold	1,257,118	3,943,424	646,662,800	453,803,933
Reinvested distributions	256,745	593,574	99,542,199	134,911,753
Payments for shares redeemed	(6,241,030)	(11,908,335)	(412,428,143)	(894,468,288)
Change in Net Assets from Class Y Share Transactions	(4,727,167)	(7,371,337)	333,776,856	(305,752,602)
Change in Net Assets from Capital Transactions	$(33,937,687)	$(54,681,887)	$(827,413,517)	$(1,628,581,539)

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
Share Transactions:
Investor
Issued	65,994	260,881	2,540,886	3,715,016
Reinvested	5,734	53,973	266,805	1,485,768
Redeemed	(1,361,985)	(526,506)	(19,262,388)	(6,082,543)
Change in Shares Outstanding	(1,290,257)	(211,652)	(16,454,697)	(881,759)
Class I
Issued	1,692,539	1,263,699	25,373,487	42,607,317
Reinvested	272,193	459,767	5,104,258	9,838,230
Redeemed	(2,592,945)	(4,215,741)	(52,572,453)	(94,783,948)
Change in Shares Outstanding	(628,213)	(2,492,275)	(22,094,708)	(42,338,401)
Class Y
Issued	80,145	228,084	21,170,495	14,111,302
Reinvested	15,543	37,454	3,114,246	4,494,622
Redeemed	(403,347)	(720,344)	(13,694,916)	(29,295,363)
Change in Shares Outstanding	(307,659)	(454,806)	10,589,825	(10,689,439)
Change in Total Shares Outstanding	(2,226,129)	(3,158,733)	(27,959,580)	(53,909,599)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 101

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
From Operations
Net investment income	$384,679	$267,749	$2,207,498	$771,433
Net realized gains (losses) on investment transactions	(225,458)	(486,077)	3,416,850	14,056,842
Net change in unrealized appreciation (depreciation) on investments	3,980,986	(2,075,074)	99,562,501	(89,536,830)
Change in Net Assets from Operations	4,140,207	(2,293,402)	105,186,849	(74,708,555)

Distributions to Shareholders
Investor	(3,176)	(72)	(88,231)	(1,172,423)
Class I	(141,837)	(105,695)	(2,113,285)	(10,138,286)
Class Y	(239,374)	(170,042)	(298,772)	(2,387,155)
Change in Net Assets from Distributions to Shareholders	(384,387)	(275,809)	(2,500,288)	(13,697,864)
Change in Net Assets from Capital Transactions	733,474	7,770,634	43,034,594	28,958,053

Total Change in Net Assets	4,489,294	5,201,423	145,721,155	(59,448,366)

Net Assets:
Beginning of year	23,147,234	17,945,811	323,950,367	383,398,733
End of year	$27,636,528	$23,147,234	$469,671,522	$323,950,367

See accompanying Notes to Financial Statements.

102 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$251,746	$111,404	$4,950,053	$14,959,697
Reinvested distributions	3,176	72	80,577	1,075,895
Payments for shares redeemed	(13,671)	(110,994)	(9,365,608)	(10,759,773)
Change in Net Assets from Investor Share Transactions	241,251	482	(4,334,978)	5,275,819
Class I
Proceeds from shares sold	1,533,948	7,565,664	141,814,001	131,503,613
Reinvested distributions	141,837	105,695	1,979,277	9,747,712
Payments for shares redeemed	(1,610,701)	(216,690)	(73,692,896)	(75,473,292)
Change in Net Assets from Class I Share Transactions	65,084	7,454,669	70,100,382	65,778,033
Class Y
Proceeds from shares sold	1,603,184	410,890	5,442,044	4,273,252
Reinvested distributions	239,374	170,042	266,191	2,341,377
Payments for shares redeemed	(1,415,419)	(265,449)	(28,439,045)	(48,710,428)
Change in Net Assets from Class Y Share Transactions	427,139	315,483	(22,730,810)	(42,095,799)
Change in Net Assets from Capital Transactions	$733,474	$7,770,634	$43,034,594	$28,958,053

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 103

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
Share Transactions:
Investor
Issued	23,389	10,526	250,852	754,817
Reinvested	265	7	3,622	61,061
Redeemed	(1,215)	(11,013)	(507,929)	(572,955)
Change in Shares Outstanding	22,439	(480)	(253,455)	242,923
Class I
Issued	147,388	728,442	7,202,460	6,565,354
Reinvested	11,899	10,252	87,580	544,994
Redeemed	(150,883)	(21,487)	(3,729,114)	(4,013,120)
Change in Shares Outstanding	8,404	717,207	3,560,926	3,097,228
Class Y
Issued	155,371	38,438	271,180	213,787
Reinvested	20,048	16,477	11,716	130,259
Redeemed	(134,407)	(25,641)	(1,405,374)	(2,568,701)
Change in Shares Outstanding	41,012	29,274	(1,122,478)	(2,224,655)
Change in Total Shares Outstanding	71,855	746,001	2,184,993	1,115,496

See accompanying Notes to Financial Statements.

104 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
From Operations
Net investment income	$38,154,001	$11,490,768	$1,183,998	$747,509
Net realized gains (losses) on investment transactions	39,007,147	24,768,688	(5,533)	(1,059,472)
Net realized gains on closed short positions	13,002,068	8,434,138	—	—
Net realized losses on sales from affiliated investments	—	(696,825)	—	—
Net realized losses on foreign currency transactions	—	—	(10,983)	(4,186)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	161,159,820	(354,404,754)	11,027,004	(7,363,671)
Net change in unrealized appreciation (depreciation) on short positions	(49,433,192)	132,898,380	—	—
Change in Net Assets from Operations	201,889,844	(177,509,605)	12,194,486	(7,679,820)

Distributions to Shareholders
Investor	(4,845,636)	(6,266,640)	(7,467)	(3,016)
Class I	(63,395,852)	(81,999,465)	(466,186)	(170,196)
Class Y	(2,498,805)	(1,104,658)	(714,717)	(697,590)
Change in Net Assets from Distributions to Shareholders	(70,740,293)	(89,370,763)	(1,188,370)	(870,802)
Change in Net Assets from Capital Transactions	(158,132,898)	21,350,286	46,623,232	4,561,555

Total Change in Net Assets	(26,983,347)	(245,530,082)	57,629,348	(3,989,067)

Net Assets:
Beginning of year	1,752,456,987	1,997,987,069	51,599,035	55,588,102
End of year	$1,725,473,640	$1,752,456,987	$109,228,383	$51,599,035

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 105

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$6,005,940	$10,582,588	$745,059	$63,984
Reinvested distributions	4,387,393	5,669,299	7,467	3,016
Payments for shares redeemed	(23,441,648)	(38,367,534)	(60,376)	(160,763)
Change in Net Assets from Investor Share Transactions	(13,048,315)	(22,115,647)	692,150	(93,763)
Class I
Proceeds from shares sold	218,073,690	421,930,224	30,692,403	4,873,961
Reinvested distributions	53,076,217	65,628,792	465,994	170,043
Payments for shares redeemed	(448,196,872)	(431,288,728)	(2,221,609)	(1,756,465)
Change in Net Assets from Class I Share Transactions	(177,046,965)	56,270,288	28,936,788	3,287,539
Class Y
Proceeds from shares sold	46,340,274	1,951,053	17,143,392	2,003,610
Reinvested distributions	836,880	1,043,115	669,646	697,590
Payments for shares redeemed	(15,214,772)	(15,798,523)	(818,744)	(1,333,421)
Change in Net Assets from Class Y Share Transactions	31,962,382	(12,804,355)	16,994,294	1,367,779
Change in Net Assets from Capital Transactions	$(158,132,898)	$21,350,286	$46,623,232	$4,561,555

See accompanying Notes to Financial Statements.

106 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
Share Transactions:
Investor
Issued	237,790	392,306	46,021	3,848
Reinvested	168,082	232,879	448	208
Redeemed	(934,396)	(1,438,599)	(3,882)	(12,189)
Change in Shares Outstanding	(528,524)	(813,414)	42,587	(8,133)
Class I
Issued	8,349,639	15,345,949	1,976,432	323,722
Reinvested	1,961,101	2,601,021	27,887	11,762
Redeemed	(17,281,093)	(16,173,943)	(140,673)	(121,137)
Change in Shares Outstanding	(6,970,353)	1,773,027	1,863,646	214,347
Class Y
Issued	1,872,063	69,195	1,031,707	137,008
Reinvested	30,719	41,046	40,003	48,191
Redeemed	(584,241)	(539,206)	(52,688)	(90,979)
Change in Shares Outstanding	1,318,541	(428,965)	1,019,022	94,220
Change in Total Shares Outstanding	(6,180,336)	530,648	2,925,255	300,434

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 107

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
From Operations
Net investment income	$78,046,665	$48,067,301	$45,922,513	$14,579,271
Net realized losses on investment transactions	(6,276,306)	(9,770,136)	(3,635,873)	(13,666,638)
Net change in unrealized appreciation (depreciation) on investments	47,754,284	(87,596,198)	29,247,584	(58,652,379)
Change in Net Assets from Operations	119,524,643	(49,299,033)	71,534,224	(57,739,746)

Distributions to Shareholders
Investor	(1,656,586)	(1,151,524)	(123,284)	(352,151)
Class I	(74,008,010)	(43,861,659)	(41,394,498)	(13,024,127)
Class Y	(3,517,623)	(3,056,333)	(4,991,535)	(1,570,985)
Change in Net Assets from Distributions to Shareholders	(79,182,219)	(48,069,516)	(46,509,317)	(14,947,263)
Change in Net Assets from Capital Transactions	425,763,101	(253,104,500)	905,233,983	262,137,082

Total Change in Net Assets	466,105,525	(350,473,049)	930,258,890	189,450,073

Net Assets:
Beginning of year	1,148,237,008	1,498,710,057	588,875,480	399,425,407
End of year	$1,614,342,533	$1,148,237,008	$1,519,134,370	$588,875,480

See accompanying Notes to Financial Statements.

108 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2022
Capital Transactions
Investor
Proceeds from shares sold	$31,768,363	$11,187,443	$2,876,561	$29,148,774
Reinvested distributions	1,563,714	1,138,661	118,172	350,241
Payments for shares redeemed	(38,298,712)	(20,501,697)	(4,659,423)	(32,930,125)
Change in Net Assets from Investor Share Transactions	(4,966,635)	(8,175,593)	(1,664,690)	(3,431,110)
Class I
Proceeds from shares sold	974,421,830	716,873,735	966,581,977	526,946,636
Reinvested distributions	59,052,013	32,935,940	36,970,537	11,530,209
Payments for shares redeemed	(584,410,542)	(921,212,652)	(182,107,153)	(281,486,631)
Change in Net Assets from Class I Share Transactions	449,063,301	(171,402,977)	821,445,361	256,990,214
Class Y
Proceeds from shares sold	8,530,952	20,021,129	103,878,334	14,372,450
Reinvested distributions	3,449,501	2,975,612	3,811,616	1,460,848
Payments for shares redeemed	(30,314,018)	(96,522,671)	(22,236,638)	(7,255,320)
Change in Net Assets from Class Y Share Transactions	(18,333,565)	(73,525,930)	85,453,312	8,577,978
Change in Net Assets from Capital Transactions	$425,763,101	$(253,104,500)	$905,233,983	$262,137,082
Share Transactions:
Investor
Issued	3,323,630	1,154,860	320,462	3,032,990
Reinvested	164,271	118,282	13,238	37,066
Redeemed	(3,996,825)	(2,121,599)	(524,220)	(3,639,827)
Change in Shares Outstanding	(508,924)	(848,457)	(190,520)	(569,771)
Class I
Issued	102,154,114	73,655,386	108,373,751	56,207,819
Reinvested	6,198,938	3,423,018	4,168,350	1,248,754
Redeemed	(61,227,102)	(95,256,294)	(20,640,333)	(30,162,325)
Change in Shares Outstanding	47,125,950	(18,177,890)	91,901,768	27,294,248
Class Y
Issued	893,797	2,065,663	11,734,769	1,582,542
Reinvested	362,271	307,913	429,270	156,999
Redeemed	(3,173,574)	(9,829,846)	(2,472,106)	(768,111)
Change in Shares Outstanding	(1,917,506)	(7,456,270)	9,691,933	971,430
Change in Total Shares Outstanding	44,699,520	(26,482,617)	101,403,181	27,695,907

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 109

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2023	$25.06	0.24	5.49	5.73	(0.63)
For the year ended December 31, 2022	$34.73	0.11	(5.23)	(5.12)	(0.15)
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)
For the year ended December 31, 2020	$31.23	0.01	(0.18)	(0.17)	(0.10)
For the year ended December 31, 2019	$27.54	0.06	5.80	5.86	(0.34)

Class I
For the year ended December 31, 2023	$25.67	0.33	5.61	5.94	(0.70)
For the year ended December 31, 2022	$35.44	0.18	(5.31)	(5.13)	(0.24)
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)
For the year ended December 31, 2020	$31.77	0.09	(0.18)	(0.09)	(0.19)
For the year ended December 31, 2019	$27.98	0.16	5.90	6.06	(0.44)

Class Y
For the year ended December 31, 2023	$25.72	0.36	5.65	6.01	(0.74)
For the year ended December 31, 2022	$35.49	0.22	(5.32)	(5.10)	(0.27)
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)
For the year ended December 31, 2020	$31.80	0.12	(0.17)	(0.05)	(0.23)
For the year ended December 31, 2019	$28.01	0.19	5.91	6.10	(0.48)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the year ended December 31, 2019.

110 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(6.61)	(7.24)	$23.55	22.94%	$62,642	1.26%	1.26%	0.88%	41%
(4.40)	(4.55)	$25.06	(15.02)%	$79,634	1.26%	1.26%	0.34%	37	%(E)
(5.98)	(6.05)	$34.73	32.45%	$123,975	1.26%	1.26%	0.20%	20%
—	(0.10)	$30.96	(0.55)%	$117,491	1.26%	1.26%	0.05%	34%
(1.83)	(2.17)	$31.23	21.36%	$165,339	1.27%	1.27%	0.23%	22%

(6.61)	(7.31)	$24.30	23.22%	$149,790	0.97%	0.97%	1.19%	41%
(4.40)	(4.64)	$25.67	(14.77)%	$187,656	0.97%	0.97%	0.57%	37	%(E)
(5.98)	(6.16)	$35.44	32.83%	$391,856	0.97%	0.97%	0.52%	20%
—	(0.19)	$31.49	(0.28)%	$350,375	0.97%	0.97%	0.33%	34%
(1.83)	(2.27)	$31.77	21.75%	$469,014	0.98%	0.98%	0.52%	22%

(6.61)	(7.35)	$24.38	23.47%	$18,448	0.85%	0.85%	1.29%	41%
(4.40)	(4.67)	$25.72	(14.64)%	$18,592	0.85%	0.85%	0.69%	37	%(E)
(5.98)	(6.20)	$35.49	32.98%	$52,704	0.85%	0.85%	0.59%	20%
—	(0.23)	$31.52	(0.17)%	$56,417	0.85%	0.85%	0.46%	34%
(1.83)	(2.31)	$31.80	21.88%	$105,030	0.86%	0.86%	0.62%	22%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 111

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2023	$23.04	0.15	2.42	2.57	(0.07)
For the year ended December 31, 2022	$28.06	0.12	(3.99)	(3.87)	(0.12)
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)
For the year ended December 31, 2019	$18.59	0.04	5.02	5.06	(0.14)

Class I
For the year ended December 31, 2023	$23.31	0.26	2.42	2.68	(0.32)
For the year ended December 31, 2022	$28.38	0.19	(4.04)	(3.85)	(0.19)
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)
For the year ended December 31, 2019	$18.76	0.11	5.08	5.19	(0.21)

Class Y
For the year ended December 31, 2023	$23.37	0.29	2.43	2.72	(0.35)
For the year ended December 31, 2022	$28.45	0.23	(4.06)	(3.83)	(0.22)
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)
For the year ended December 31, 2019	$18.80	0.13	5.08	5.21	(0.23)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

112 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(0.19)	(0.26)	$25.35	11.12%	$44,270	1.21%	1.21%	0.63%	16	%(E)
(1.03)	(1.15)	$23.04	(13.86)%	$163,974	1.21%	1.21%	0.45%	25	%(E)
(1.50)	(1.55)	$28.06	30.78%	$208,110	1.20%	1.21%	0.18%	14%
(0.01)	(0.11)	$22.69	1.03%	$162,637	1.20%	1.21%	0.19%	31	%(E)
(0.94)	(1.08)	$22.57	27.33%	$183,914	1.21%	1.22%	0.21%	14%

(0.19)	(0.51)	$25.48	11.47%	$758,160	0.92%	0.92%	1.07%	16	%(E)
(1.03)	(1.22)	$23.31	(13.62)%	$813,600	0.92%	0.92%	0.74%	25	%(E)
(1.50)	(1.63)	$28.38	31.14%	$1,059,287	0.91%	0.92%	0.45%	14%
(0.01)	(0.17)	$22.93	1.31%	$889,148	0.91%	0.92%	0.49%	31	%(E)
(0.94)	(1.15)	$22.80	27.74%	$1,081,619	0.92%	0.93%	0.50%	14%

(0.19)	(0.54)	$25.55	11.62%	$815,252	0.80%	0.80%	1.21%	16	%(E)
(1.03)	(1.25)	$23.37	(13.51)%	$924,744	0.80%	0.80%	0.87%	25	%(E)
(1.50)	(1.66)	$28.45	31.24%	$1,011,010	0.79%	0.80%	0.59%	14%
(0.01)	(0.19)	$22.99	1.50%	$888,375	0.79%	0.80%	0.61%	31	%(E)
(0.94)	(1.17)	$22.84	27.82%	$1,147,458	0.80%	0.81%	0.62%	14%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 113

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2023	$15.33	0.08	1.32	1.40	(0.04)
For the year ended December 31, 2022	$18.62	0.07	(2.60)	(2.53)	(0.10)
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41	(0.06)
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)	(0.06)
For the year ended December 31, 2019	$11.89	0.05	2.96	3.01	(0.05)

Class I
For the year ended December 31, 2023	$15.39	0.14	1.31	1.45	(0.19)
For the year ended December 31, 2022	$18.69	0.12	(2.61)	(2.49)	(0.15)
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48	(0.11)
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)	(0.09)
For the year ended December 31, 2019	$11.92	0.10	2.97	3.07	(0.09)

Class Y
For the year ended December 31, 2023	$15.43	0.16	1.33	1.49	(0.21)
For the year ended December 31, 2022	$18.74	0.14	(2.62)	(2.48)	(0.17)
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51	(0.13)
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)	(0.10)
For the year ended December 31, 2019	$11.95	0.11	2.98	3.09	(0.10)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 through 2019.

114 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(0.32)	(0.36)	$16.37	9.14%	$4,435	1.06%	1.06%	0.48%	22%
(0.66)	(0.76)	$15.33	(13.66)%	$23,932	1.06%	1.06%	0.46%	19	%(E)
—	(0.06)	$18.62	30.87%	$33,006	1.06%	1.06%	0.30%	12%
(0.02)	(0.08)	$14.27	(2.01)%	$33,178	1.06%	1.06%	0.41%	52%
(0.21)	(0.26)	$14.64	25.36%	$31,997	1.06%	1.07%	0.36%	31%

(0.32)	(0.51)	$16.33	9.44%	$149,820	0.77%	0.77%	0.90%	22%
(0.66)	(0.81)	$15.39	(13.39)%	$150,772	0.77%	0.77%	0.75%	19	%(E)
—	(0.11)	$18.69	31.29%	$229,696	0.77%	0.77%	0.60%	12%
(0.02)	(0.11)	$14.32	(1.76)%	$194,354	0.77%	0.77%	0.71%	52%
(0.21)	(0.30)	$14.69	25.82%	$177,536	0.77%	0.78%	0.68%	31%

(0.32)	(0.53)	$16.39	9.65%	$8,263	0.65%	0.65%	0.99%	22%
(0.66)	(0.83)	$15.43	(13.31)%	$12,528	0.65%	0.65%	0.86%	19	%(E)
—	(0.13)	$18.74	31.41%	$23,739	0.65%	0.65%	0.69%	12%
(0.02)	(0.12)	$14.36	(1.66)%	$23,248	0.65%	0.65%	0.82%	52%
(0.21)	(0.31)	$14.73	25.91%	$20,454	0.65%	0.66%	0.74%	31%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 115

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2023	$28.86	0.35	3.49	3.84
For the year ended December 31, 2022	$35.50	0.28	(5.09)	(4.81)
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47
For the year ended December 31, 2019	$22.89	0.28	6.99	7.27

Class I
For the year ended December 31, 2023	$29.04	0.44	3.52	3.96
For the year ended December 31, 2022	$35.69	0.37	(5.10)	(4.73)
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58
For the year ended December 31, 2019	$23.03	0.36	7.04	7.40

Class Y
For the year ended December 31, 2023	$29.06	0.48	3.52	4.00
For the year ended December 31, 2022	$35.72	0.41	(5.10)	(4.69)
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61
For the year ended December 31, 2019	$23.04	0.40	7.05	7.45

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

116 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000,000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.24)	(0.74)	(0.98)	$31.72	13.31%	$332	0.96%	1.16%	22%
(0.33)	(1.50)	(1.83)	$28.86	(13.66)%	$777	0.96%	0.87%	38	%(D)
(0.21)	(2.37)	(2.58)	$35.50	25.42%	$987	0.96%	0.68%	22	%(D)
(0.18)	(0.73)	(0.91)	$30.42	8.65%	$763	0.96%	1.04%	33%
(0.26)	(1.04)	(1.30)	$28.86	31.80%	$1,243	0.97%	1.03%	22	%(E)

(0.46)	(0.74)	(1.20)	$31.80	13.66%	$5,228	0.67%	1.47%	22%
(0.42)	(1.50)	(1.92)	$29.04	(13.38)%	$5,417	0.67%	1.16%	38	%(D)
(0.31)	(2.37)	(2.68)	$35.69	25.75%	$8,168	0.67%	0.97%	22	%(D)
(0.33)	(0.73)	(1.06)	$30.57	8.97%	$5,140	0.67%	1.33%	33%
(0.34)	(1.04)	(1.38)	$29.05	32.18%	$3,878	0.68%	1.32%	22	%(E)

(0.50)	(0.74)	(1.24)	$31.82	13.78%	$2,852	0.55%	1.60%	22%
(0.47)	(1.50)	(1.97)	$29.06	(13.27)%	$2,296	0.55%	1.28%	38	%(D)
(0.35)	(2.37)	(2.72)	$35.72	25.89%	$3,205	0.55%	1.09%	22	%(D)
(0.36)	(0.73)	(1.09)	$30.59	9.07%	$2,340	0.55%	1.45%	33%
(0.38)	(1.04)	(1.42)	$29.07	32.34%	$1,568	0.56%	1.44%	22	%(E)

(D)	Portfolio turnover does not include redemptions in-kind.

(E)	Portfolio turnover does not include in-kind subscriptions.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 117

Large Cap Concentrated Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Concentrated Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2023	$10.33	0.13	1.61	1.74
For the year ended December 31, 2022	$11.90	0.10	(1.64)	(1.54)
For the period ended December 31, 2021	$10.00	0.05	2.00	2.05

Class I
For the year ended December 31, 2023	$10.28	0.16	1.61	1.77
For the year ended December 31, 2022	$11.92	0.14	(1.66)	(1.52)
For the period ended December 31, 2021	$10.00	0.07	2.02	2.09

Class Y
For the year ended December 31, 2023	$10.29	0.17	1.61	1.78
For the year ended December 31, 2022	$11.92	0.14	(1.64)	(1.50)
For the period ended December 31, 2021	$10.00	0.09	2.01	2.10

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

118 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.13)	—	(0.13)	$11.94	16.84%		$295	0.97%		1.21%		34%
(0.03)	—	(0.03)	$10.33	(12.93)%		$23	0.97%		0.96%		41%
(0.05)	(0.10)	(0.15)	$11.90	20.53	%(D)	$33	0.96	%(E)	0.56	%(E)	18	%(D)

(0.16)	—	(0.16)	$11.89	17.21%		$10,635	0.68%		1.45%		34%
(0.12)	—	(0.12)	$10.28	(12.75)%		$9,107	0.68%		1.38%		41%
(0.07)	(0.10)	(0.17)	$11.92	20.92	%(D)	$2,015	0.67	%(E)	0.77	%(E)	18	%(D)

(0.17)	—	(0.17)	$11.90	17.32%		$16,706	0.56%		1.57%		34%
(0.13)	—	(0.13)	$10.29	(12.62)%		$14,017	0.56%		1.32%		41%
(0.08)	(0.10)	(0.18)	$11.92	20.98	%(D)	$15,898	0.55	%(E)	1.00	%(E)	18	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 119

Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2023	$17.03	0.05	5.09	5.14
For the year ended December 31, 2022	$21.44	(0.02)	(3.70)	(3.72)
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31
For the year ended December 31, 2019	$12.64	0.06	3.78	3.84

Class I
For the year ended December 31, 2023	$17.28	0.11	5.17	5.28
For the year ended December 31, 2022	$21.73	0.04	(3.76)	(3.72)
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38
For the year ended December 31, 2019	$12.72	0.11	3.80	3.91

Class Y
For the year ended December 31, 2023	$17.36	0.12	5.20	5.32
For the year ended December 31, 2022	$21.82	0.05	(3.76)	(3.71)
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41
For the year ended December 31, 2019	$12.74	0.13	3.81	3.94

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

120 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(C)

(0.05)	(0.01)	(0.06)	$22.11	30.19%	$31,797	1.16%	0.26%	60%
—	(0.69)	(0.69)	$17.03	(17.44)%	$28,808	1.16%	(0.09)%	78	%(D)
(0.17)	(2.77)	(2.94)	$21.44	32.91%	$31,064	1.16%	0.44%	55%
(0.05)	—	(0.05)	$18.43	14.30%	$10,207	1.16%	0.33%	76%
—	(0.31)	(0.31)	$16.17	30.41%	$11,049	1.17%	0.46%	45%

(0.11)	(0.01)	(0.12)	$22.44	30.56%	$389,017	0.87%	0.59%	60%
(0.04)	(0.69)	(0.73)	$17.28	(17.20)%	$238,051	0.87%	0.21%	78	%(D)
(0.20)	(2.77)	(2.97)	$21.73	33.39%	$232,051	0.87%	0.61%	55%
(0.10)	—	(0.10)	$18.60	14.57%	$171,263	0.87%	0.62%	76%
—	(0.31)	(0.31)	$16.32	30.77%	$152,591	0.88%	0.75%	45%

(0.12)	(0.01)	(0.13)	$22.55	30.69%	$48,858	0.75%	0.66%	60%
(0.06)	(0.69)	(0.75)	$17.36	(17.10)%	$57,091	0.75%	0.27%	78	%(D)
(0.22)	(2.77)	(2.99)	$21.82	33.55%	$120,283	0.75%	0.64%	55%
(0.12)	—	(0.12)	$18.66	14.70%	$141,244	0.75%	0.74%	76%
—	(0.31)	(0.31)	$16.37	30.96%	$103,963	0.76%	0.86%	45%

(D)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 121

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2023	$24.12	0.47	2.44	2.91	(0.53)
For the year ended December 31, 2022	$27.76	0.08	(2.50)	(2.42)	(0.09)
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—
For the year ended December 31, 2020	$26.29	0.02	(0.17)	(0.15)	(0.05)
For the year ended December 31, 2019	$22.78	0.13	5.04	5.17	(0.17)

Class I
For the year ended December 31, 2023	$24.96	0.57	2.52	3.09	(0.61)
For the year ended December 31, 2022	$28.68	0.17	(2.59)	(2.42)	(0.17)
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—
For the year ended December 31, 2020	$26.98	0.09	(0.17)	(0.08)	(0.12)
For the year ended December 31, 2019	$23.32	0.22	5.16	5.38	(0.23)

Class Y
For the year ended December 31, 2023	$25.11	0.61	2.53	3.14	(0.64)
For the year ended December 31, 2022	$28.85	0.19	(2.60)	(2.41)	(0.20)
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—
For the year ended December 31, 2020	$27.10	0.14	(0.20)	(0.06)	(0.15)
For the year ended December 31, 2019	$23.42	0.25	5.18	5.43	(0.26)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.36% for Investor, 1.07% for Class I, and 0.95% for Class Y for the year ended December 31, 2023.

122 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000,000’s)	Ratio of total net expenses to average net assets(C)	Ratio of total gross expenses to average net assets(D)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(E)(F)

(0.51)	(1.04)	$25.99	12.12%	$123	1.78%	1.78%	1.89%	41%
(1.13)	(1.22)	$24.12	(8.74)%	$127	1.78%	1.78%	0.30%	61%
(3.00)	(3.00)	$27.76	19.03%	$168	1.92%	1.93%	(0.38)%	33%
(0.20)	(0.25)	$25.89	(0.55)%	$162	1.81%	1.82%	0.09%	65%
(1.49)	(1.66)	$26.29	22.74%	$235	1.85%	1.86%	0.51%	54%

(0.51)	(1.12)	$26.93	12.40%	$1,544	1.49%	1.49%	2.18%	41%
(1.13)	(1.30)	$24.96	(8.45)%	$1,604	1.49%	1.49%	0.61%	61%
(3.00)	(3.00)	$28.68	19.40%	$1,792	1.63%	1.64%	(0.08)%	33%
(0.20)	(0.32)	$26.58	(0.27)%	$1,794	1.52%	1.53%	0.39%	65%
(1.49)	(1.72)	$26.98	23.11%	$2,960	1.56%	1.57%	0.84%	54%

(0.51)	(1.15)	$27.10	12.55%	$59	1.37%	1.37%	2.34%	41%
(1.13)	(1.33)	$25.11	(8.36)%	$22	1.37%	1.37%	0.68%	61%
(3.00)	(3.00)	$28.85	19.55%	$37	1.51%	1.52%	0.08%	33%
(0.20)	(0.35)	$26.69	(0.19)%	$75	1.40%	1.41%	0.57%	65%
(1.49)	(1.75)	$27.10	23.23%	$292	1.44%	1.45%	0.93%	54%

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 through 2018.

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)

The portfolio turnover rate for 2023, 2022, 2021, 2020 and 2019 would have been 40%, 46%, 30%, 47% and 42%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 123

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2023	$14.28	0.21	2.34	2.55
For the year ended December 31, 2022	$16.76	0.17	(2.49)	(2.32)
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95
For the period ended December 31, 2019	$13.55	0.02	1.15	1.17

Class I
For the year ended December 31, 2023	$14.29	0.26	2.33	2.59
For the year ended December 31, 2022	$16.79	0.20	(2.46)	(2.26)
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99
For the period ended December 31, 2019	$13.55	0.04	1.15	1.19

Class Y
For the year ended December 31, 2023	$14.30	0.29	2.33	2.62
For the year ended December 31, 2022	$16.80	0.22	(2.47)	(2.25)
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00
For the period ended December 31, 2019	$13.55	0.05	1.15	1.20

(A)	Inception date of the Fund is June 28, 2019. Fund commenced public offering and operations on July 1, 2019.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to December 31, 2021.

124 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.15)	—	(0.15)	$16.68	17.88%		$1,022	1.14%		1.30%		21%
(0.12)	(0.04)	(0.16)	$14.28	(13.84)%		$267	1.15%		1.13%		21%
(0.15)	(0.47)	(0.62)	$16.76	12.43%		$449	1.13%		2.20%		33%
(0.06)	(0.08)	(0.14)	$15.48	6.48%		$338	1.14%		0.43%		49%
(0.04)	(0.01)	(0.05)	$14.67	8.64	%(E)	$45	1.21	%(F)	0.25	%(F)	8	%(E)

(0.18)	—	(0.18)	$16.70	18.12%		$43,664	0.85%		1.64%		21%
(0.20)	(0.04)	(0.24)	$14.29	(13.51)%		$10,729	0.86%		1.35%		21%
(0.20)	(0.47)	(0.67)	$16.79	12.74%		$9,010	0.84%		2.43%		33%
(0.09)	(0.08)	(0.17)	$15.51	6.74%		$3,913	0.85%		0.74%		49%
(0.04)	(0.01)	(0.05)	$14.69	8.80	%(E)	$3,828	0.92	%(F)	0.61	%(F)	8	%(E)

(0.19)	—	(0.19)	$16.73	18.30%		$64,543	0.73%		1.81%		21%
(0.21)	(0.04)	(0.25)	$14.30	(13.41)%		$40,603	0.74%		1.48%		21%
(0.22)	(0.47)	(0.69)	$16.80	12.88%		$46,129	0.72%		2.74%		33%
(0.10)	(0.08)	(0.18)	$15.51	6.81%		$12,616	0.73%		0.87%		49%
(0.05)	(0.01)	(0.06)	$14.69	8.85	%(E)	$9,616	0.80	%(F)	0.70	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 125

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2023	$9.42	0.51	0.26	0.77
For the year ended December 31, 2022	$10.10	0.31	(0.67)	(0.36)
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28
For the year ended December 31, 2019	$10.05	0.38	0.06	0.44

Class I
For the year ended December 31, 2023	$9.41	0.54	0.28	0.82
For the year ended December 31, 2022	$10.10	0.34	(0.68)	(0.34)
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30
For the year ended December 31, 2019	$10.05	0.41	0.07	0.48

Class Y
For the year ended December 31, 2023	$9.42	0.55	0.28	0.83
For the year ended December 31, 2022	$10.11	0.34	(0.67)	(0.33)
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32
For the year ended December 31, 2019	$10.06	0.42	0.06	0.48

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

126 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.51)	—		(0.51)	$9.68	8.38%	$25,258	0.81%	5.32%	38%
(0.32)	—		(0.32)	$9.42	(3.57)%	$29,352	0.81%	3.23%	41%
(0.23)	(0.00	)(D)	(0.23)	$10.10	2.42%	$40,035	0.81%	2.26%	48%
(0.30)	—		(0.30)	$10.09	2.87%	$47,059	0.82%	2.68%	72%
(0.38)	(0.00	)(D)	(0.38)	$10.11	4.44%	$55,727	0.82%	3.72%	54%

(0.54)	—		(0.54)	$9.69	8.91%	$1,541,039	0.52%	5.63%	38%
(0.35)	—		(0.35)	$9.41	(3.38)%	$1,054,124	0.52%	3.55%	41%
(0.26)	(0.00	)(D)	(0.26)	$10.10	2.74%	$1,313,888	0.52%	2.50%	48%
(0.33)	—		(0.33)	$10.09	3.08%	$897,232	0.53%	2.93%	72%
(0.41)	(0.00	)(D)	(0.41)	$10.12	4.85%	$525,994	0.53%	4.00%	54%

(0.55)	—		(0.55)	$9.70	9.03%	$48,045	0.40%	5.68%	38%
(0.36)	—		(0.36)	$9.42	(3.27)%	$64,761	0.40%	3.54%	41%
(0.27)	(0.00	)(D)	(0.27)	$10.11	2.85%	$144,787	0.40%	2.68%	48%
(0.34)	—		(0.34)	$10.10	3.29%	$188,175	0.41%	3.09%	72%
(0.42)	(0.00	)(D)	(0.42)	$10.12	4.84%	$226,938	0.41%	4.09%	54%

(D)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 127

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2023	$8.92	0.38	0.16	0.54
For the year ended December 31, 2022	$10.40	0.22	(1.46)	(1.24)
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77
For the year ended December 31, 2019	$9.71	0.24	0.49	0.73

Class I
For the year ended December 31, 2023	$8.90	0.41	0.16	0.57
For the year ended December 31, 2022	$10.39	0.27	(1.49)	(1.22)
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80
For the year ended December 31, 2019	$9.71	0.26	0.50	0.76

Class Y
For the year ended December 31, 2023	$8.91	0.42	0.15	0.57
For the year ended December 31, 2022	$10.39	0.28	(1.48)	(1.20)
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81
For the year ended December 31, 2019	$9.71	0.28	0.50	0.78

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

128 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.37)	—	(0.37)	$9.09	6.20%	$1,910	0.76%	4.25%	20%
(0.24)	—	(0.24)	$8.92	(12.05)%	$3,572	0.76%	2.36%	40%
(0.21)	—	(0.21)	$10.40	(1.24)%	$10,091	0.76%	1.78%	37%
(0.22)	—	(0.22)	$10.74	7.60%	$17,024	0.76%	1.98%	28%
(0.25)	—	(0.25)	$10.19	7.63%	$3,599	0.77%	2.43%	29%

(0.40)	—	(0.40)	$9.07	6.62%	$1,369,268	0.47%	4.64%	20%
(0.27)	—	(0.27)	$8.90	(11.84)%	$526,372	0.47%	2.93%	40%
(0.24)	—	(0.24)	$10.39	(0.99)%	$330,666	0.47%	2.08%	37%
(0.25)	—	(0.25)	$10.74	7.94%	$260,365	0.47%	2.28%	28%
(0.28)	—	(0.28)	$10.19	7.93%	$66,174	0.48%	2.61%	29%

(0.41)	—	(0.41)	$9.07	6.62%	$147,956	0.35%	4.77%	20%
(0.28)	—	(0.28)	$8.91	(11.63)%	$58,932	0.35%	2.94%	40%
(0.26)	—	(0.26)	$10.39	(0.95)%	$58,668	0.35%	2.21%	37%
(0.26)	—	(0.26)	$10.75	8.04%	$59,856	0.35%	2.46%	28%
(0.29)	—	(0.29)	$10.20	8.15%	$52,275	0.36%	2.83%	29%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 129

Diamond Hill Funds
Notes to Financial Statements
December 31, 2023

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”) and Diamond Hill Core Bond Fund (“Core Bond Fund”) are each a diversified series, except for Select Fund and Large Cap Concentrated Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee of Diamond Hill Capital Management, Inc. (“DHCM” or the “Adviser”). In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”) pursuant to Rule 2a-5 under the 1940 Act. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 131

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of December 31, 2023:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$228,848,268	$—	$—	$228,848,268
Registered Investment Companies	10,460,476	—	—	10,460,476
Total	$239,308,744	$—	$—	$239,308,744
Small-Mid Cap Fund
Common Stocks*	$1,558,514,794	$—	$—	$1,558,514,794
Registered Investment Companies	82,951,308	—	—	82,951,308
Total	$1,641,466,102	$—	$—	$1,641,466,102
Mid Cap Fund
Common Stocks*	$157,094,289	$—	$—	$157,094,289
Registered Investment Companies	5,403,658	—	—	5,403,658
Total	$162,497,947	$—	$—	$162,497,947
Large Cap Fund
Common Stocks*	$8,226,682,532	$—	$—	$8,226,682,532
Registered Investment Companies	309,841,603	—	—	309,841,603
Total	$8,536,524,135	$—	$—	$8,536,524,135
Large Cap Concentrated Fund
Common Stocks*	$26,981,693	$—	$—	$26,981,693
Registered Investment Companies	645,899	—	—	645,899
Total	$27,627,592	$—	$—	$27,627,592
Select Fund
Common Stocks*	$454,453,012	$—	$—	$454,453,012
Registered Investment Companies	29,882,370	—	—	29,882,370
Total	$484,335,382	$—	$—	$484,335,382

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Short Fund
Common Stocks*	$1,551,490,461	$—	$—	$1,551,490,461
Treasury	—	118,485,937	—	118,485,937
Registered Investment Companies	326,199,284	—	—	326,199,284
Total	$1,877,689,745	$118,485,937	$—	$1,996,175,682
International Fund
Common Stocks	$31,515,987	$71,212,378	$—	$102,728,365
Registered Investment Companies	10,621,874	—	—	10,621,874
Total	$42,137,861	$71,212,378	$—	$113,350,239
Short Duration Fund
Corporate Credit*	$—	$80,567,135	$—	$80,567,135
Securitized*	—	1,395,909,547	—	1,395,909,547
Treasury	—	59,574,007	—	59,574,007
Registered Investment Companies	80,370,662	—	—	80,370,662
Total	$80,370,662	$1,536,050,689	$—	$1,616,421,351
Core Bond Fund
Corporate Credit*	$—	$236,183,652	$—	$236,183,652
Government Related*	—	975,486	—	975,486
Securitized*	—	938,842,688	—	938,842,688
Treasury	—	262,762,856	—	262,762,856
Registered Investment Companies	89,572,525	—	—	89,572,525
Total	$89,572,525	$1,438,764,682	$—	$1,528,337,207
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(549,808,718)	$—	$—	$(549,808,718)
Total	$(549,808,718)	$—	$—	$(549,808,718)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the year ended December 31, 2023.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that a Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 133

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the DHCM to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

134 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

As of December 31, 2023, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$15,076,383	$8,053,607	$7,718,930	$15,772,537
Small-Mid Cap Fund	89,549,909	25,514,808	67,378,542	92,893,350
Mid Cap Fund	1,881,876	144,631	1,819,365	1,963,996
Large Cap Fund	143,445,951	128,365,754	18,324,750	146,690,504
Large Cap Concentrated Fund	—	—	—	—
Select Fund	14,393,123	14,423,487	688,327	15,111,814
Long-Short Fund	291,485,958	298,725,470	—	298,725,470
International Fund	4,818,292	4,326,627	745,171	5,071,798
Short Duration Fund	21,102,307	17,631,750	12,204,575	29,836,325
Core Bond Fund	29,132,594	15,082,372	14,954,753	30,037,125

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets & Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 135

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2023, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund and Core Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

136 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the year ended December 31, 2023, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$112,211,683	$217,755,017
Small-Mid Cap Fund	289,385,429	568,513,722
Mid Cap Fund	35,142,164	75,257,523
Large Cap Fund	1,814,294,248	2,940,239,622
Large Cap Concentrated Fund	9,050,671	8,249,273
Select Fund	248,481,366	222,056,469
Long-Short Fund	649,704,317	825,798,922
International Fund	55,352,301	13,810,280
Short Duration Fund	783,169,197	448,654,575
Core Bond Fund	818,603,589	182,531,866

For the year ended December 31, 2023, purchases and sales (including maturities) of U.S. government long-term securities were as follows:

	Purchases	Sales
Short Duration Fund	$20,217,129	$34,724,023
Core Bond Fund	181,363,591	8,892,134

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 137

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the year ended December 31, 2023:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$223,935	0.08%
Small-Mid Cap Fund	404,863	0.02%
Mid Cap Fund	42,892	0.03%
Large Cap Fund	1,243,902	0.02%
Large Cap Concentrated Fund	5,273	0.02%
Select Fund	214,325	0.06%
Long-Short Fund	498,116	0.03%
International Fund	88,305	0.13%

Investment Advisory Fees and Other Transactions with Affiliates

As of December 31, 2023, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35% and 0.30%, respectively, of each Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares’ average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

138 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

The Funds may invest in one or more Diamond Hill Funds. The Funds’ Adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the year ended December 31, 2023, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$31,811

The Small-Mid Cap Fund owned Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Fund’s holdings in the Short Duration Fund during the year ended December 31, 2023 is as follows:

Affiliated Fund	Small-Mid Cap Fund
Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2022	$8,793,801
Purchases	523,347
Change in Unrealized Appreciation (Depreciation)	270,673
Value, December 31, 2023	$9,587,821
Income Distributions	$523,347

DHCM is a beneficial shareholder of the Large Cap Concentrated and International Funds.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $652,000 in fees during the year ended December 31, 2023. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provides general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 139

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years ended December 31, 2023 and 2022 was as follows:

	Small Cap Fund		Small-Mid Cap Fund		Mid Cap Fund
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Distributions paid from:
Ordinary income	$6,445,738	$2,358,710	$20,701,817	$16,229,414	$1,449,348	$1,691,702
Long-term capital gains	54,244,792	43,490,416	11,826,150	81,422,301	3,514,875	7,788,182
Total distributions	$60,690,530	$45,849,126	$32,527,967	$97,651,715	$4,964,223	$9,479,884

	Large Cap Fund		Large Cap Concentrated Fund		Select Fund
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Distributions paid from:
Ordinary income	$121,668,987	$123,521,422	$384,387	$275,809	$2,215,170	$793,086
Long-term capital gains	190,051,996	421,831,932	—	—	285,118	12,904,778
Total distributions	$311,720,983	$545,353,354	$384,387	$275,809	$2,500,288	$13,697,864

	Long-Short Fund		International Fund		Short Duration Fund
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Distributions paid from:
Ordinary income	$38,224,569	$11,400,637	$1,188,370	$736,811	$79,182,219	$48,069,516
Long-term capital gains	32,515,724	77,970,126	—	133,991	—	—
Total distributions	$70,740,293	$89,370,763	$1,188,370	$870,802	$79,182,219	$48,069,516

	Core Bond Fund
	December 31, 2023	December 31, 2022
Distributions paid from:
Ordinary income	$46,509,317	$14,947,263
Long-term capital gains	—	—
Total distributions	$46,509,317	$14,947,263

140 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

The following information was computed on a tax basis for each item as of December 31, 2023:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on investments	$93,592,695	$429,575,493	$53,762,707	$2,072,052,862
Undistributed ordinary income	1,433,701	—	—	1,038,721
Undistributed capital gains	6,945,837	—	1,647,212	50,625,696
Post October capital losses	—	(771,433)	—	—
Distributable earnings	$101,972,233	$428,804,060	$55,409,919	$2,123,717,279

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Net unrealized appreciation on investments	$4,169,812	$138,773,350	$582,399,089	$6,490,567
Undistributed ordinary income	292	312,616	19,563	95,640
Undistributed capital gains	—	3,031,983	6,582,557	—
Accumulated capital and other losses	(784,029)	—	—	(1,317,463)
Distributable earnings	$3,386,075	$142,117,949	$589,001,209	$5,268,744

	Short Duration Fund	Core Bond Fund
Net unrealized depreciation on investments	$(33,623,161)	$(35,391,143)
Accumulated capital and other losses	(17,123,788)	(14,744,170)
Accumulated deficit	$(50,746,949)	$(50,135,313)

As of December 31, 2023, the Funds’ federal tax cost of investments and net unrealized appreciation (depreciation) on investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of investments	$145,716,049	$1,211,890,609	$108,735,240	$6,464,471,273
Gross unrealized appreciation	95,603,245	503,513,709	56,340,542	2,215,840,005
Gross unrealized depreciation	(2,010,550)	(73,938,216)	(2,577,835)	(143,787,143)
Net unrealized appreciation on investments	$93,592,695	$429,575,493	$53,762,707	$2,072,052,862

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Tax cost of investments	$23,457,780	$345,562,032	$863,967,875	$106,859,672
Gross unrealized appreciation	4,653,413	144,609,701	660,847,045	12,523,419
Gross unrealized depreciation	(483,601)	(5,836,351)	(78,447,956)	(6,032,852)
Net unrealized appreciation on investments	$4,169,812	$138,773,350	$582,399,089	$6,490,567

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 141

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

	Short Duration Fund	Core Bond Fund
Tax cost of investments	$1,650,044,512	$1,563,728,350
Gross unrealized appreciation	23,193,303	23,080,484
Gross unrealized depreciation	(56,816,464)	(58,471,627)
Net unrealized depreciation on investments	$(33,623,161)	$(35,391,143)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2023, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Large Cap Concentrated Fund	International Fund	Short Duration Fund
No expiration - short-term	$435,060	$1,202,402	$3,594,658
No expiration - long-term	348,969	115,061	13,529,130
	$784,029	$1,317,463	$17,123,788

Core Bond Fund
No expiration - short-term	$4,254,177
No expiration - long-term	10,489,993
$14,744,170

During the year ended December 31, 2023, International Fund utilized $71,857 of short-term CLCFs and Short Duration Fund utilized $893,753 of short-term CLCFs to offset current year gains.

142 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

Reclassifications of capital accounts – Reclassifications result primarily from utilization of earnings and profits on shareholder redemptions and redemption in-kind. The following reclassifications have no impact to the net assets or NAV per share of the Funds and are designed to present each Fund’s capital accounts on a tax basis:

	Paid-In Capital	Distributable Earnings (Accumulated Deficit)
Small Cap Fund	$20,528,342	$(20,528,342)
Small-Mid Cap Fund	87,688,635	(87,688,635)
Mid Cap Fund	984,829	(984,829)
Large Cap Fund	32,089,700	(32,089,700)
Large Cap Concentrated Fund	—	—
Select Fund	162,782	(162,782)
Long-Short Fund	5,350,911	(5,350,911)
International Fund	—	—
Short Duration Fund	(69,068)	69,068
Core Bond Fund	(132,867)	132,867

In-Kind Redemption Transactions

During the year ended December 31, 2023, Small-Mid Cap Fund realized $68,588,589 of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by a Fund rather than cash). The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 20.0%, 25.0%, 15.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until May 29, 2024, unless extended, when any advances are to be repaid. During the year ended December 31, 2023, no amounts were drawn from the available line.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 143

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2023

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. The Funds had no outstanding interfund loans as of December 31, 2023. During the year ended December 31, 2023, the following Funds participated as lenders/borrowers in the Interfund Lending Program and the activity was as follows:

Fund	Average Loan Balance	Average Interest Rate	Number of days outstanding	Interest Income/ Expense*
Mid Cap Fund (borrower) Short Duration Fund (lender)	$16,000,000	5.48%	1	$2,436

*	Included in Interest/Other fees on the Statements of Operations.

Other Matters

Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of such events cannot be reasonably estimated. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments.

Subsequent Events

The Funds evaluated events from December 31, 2023 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

144 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of
Diamond Hill Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diamond Hill Funds comprising the funds listed below (the “Funds”) as of December 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the years or periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the years or periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Diamond Hill Small Cap Fund,

Diamond Hill Small-Mid Cap Fund,

Diamond Hill Mid Cap Fund,

Diamond Hill Large Cap Fund,

Diamond Hill Select Fund

Diamond Hill Long-Short Fund,

Diamond Hill Short Duration

Securitized Bond Fund, and

Diamond Hill Core Bond Fund

	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, 2021, 2020, and 2019
Diamond Hill International Fund	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, 2021, 2020, and for the period from July 1, 2019 (commencement of operations) through December 31, 2019
Diamond Hill Large Cap Concentrated Fund	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, and for the period from February 26, 2021 (commencement of operations) through December 31, 2021

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 145

Report of Independent Registered
Public Accounting Firm (Continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more funds advised by Diamond Hill Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 16, 2024

146 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Other Items
December 31, 2023

Proxy Voting

The investment Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

Dividends Received Deduction

For corporate shareholders, the following percentages of ordinary dividends paid during the year or period ended December 31, 2023 qualify for the corporate dividends received deduction:

Small Cap Fund	46.94%
Small-Mid Cap Fund	100.00%
Mid Cap Fund	100.00%
Large Cap Fund	100.00%
Large Cap Concentrated Fund	100.00%
Select Fund	100.00%
Long-Short Fund	35.18%
International Fund	0.00%
Short Duration Fund	0.00%
Core Bond Fund	0.00%

Qualified Dividend Income

The Funds have designated the maximum amount allowable of their taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on form 1099-DIV for the calendar year 2023.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 147

Diamond Hill Funds
Other Items
December 31, 2023 (Continued)

Capital Gain Distribution

For the year ended December 31, 2023, the following Funds designated long-term capital gain distributions:

Small Cap Fund	$74,773,147
Small-Mid Cap Fund	30,423,273
Mid Cap Fund	4,499,255
Large Cap Fund	222,672,454
Select Fund	447,942
Long-Short Fund	37,156,811

International Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The Fund’s foreign source income per share was $0.282 and the foreign tax expense per share was $0.019. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2023 Form 1099-DIV.

Trustee Approval of Investment Advisory Agreement

Renewal of Management Agreement for All Funds

The Board of Trustees of Diamond Hill Funds (the “Trust”) requested and the Adviser provided a broad range of information in connection with its consideration of the continuance of the Amended and Restated Investment Management Agreement (“Management Agreement”) between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). In approving the Management Agreement, the Board considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board based its conclusions in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of fund performance and operations throughout the year. The Board reviewed the information at regularly scheduled meetings on July 19, 2023, and August 17, 2023, and by unanimous vote approved continuation of the Management Agreement. In concluding to renew the Management Agreement, the Board discussed the following factors, on a Fund-by-Fund basis:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Trust, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Trustees considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity, and mission to serve its clients through a disciplined intrinsic-value-based approach to investment. The Trustees considered the Adviser’s experience and

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Diamond Hill Funds
Other Items
December 31, 2023 (Continued)

the capabilities and qualifications of its personnel, and the Adviser’s continued investment of significant resources in human capital to attract and retain top talent. The Trustees also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Trustees reviewed information related to the compensation structure for portfolio managers and other key investment personnel. Finally, the Trustees noted that the Adviser provides administrative services to the Trust under an Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administration Agreement”).

b)

Investment Performance of the Funds. In evaluating the performance of each Fund, the Board receives and reviews detailed performance information for each Fund at its regularly scheduled meetings. In connection with the consideration of the Management Agreement, the Trustees reviewed each Fund’s absolute performance, performance relative to its passive benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of May 31 and June 30, 2023. The Trustees concluded that the performance of each Fund is being monitored and reasonably addressed, where appropriate.

c)

Reasonableness of Investment Advisory Fees. The Trustees noted that the contractual fee rate for each Fund under the Management Agreement generally was in line with or below the median rates of the applicable Fund’s peer group.

d)

Reasonableness of Total Expenses. The Trustees noted that with exception of four Funds, the total expenses for Investor Class, Class I and Class Y shares of all Funds were at or below the median total expenses of comparable funds within each Fund’s applicable Morningstar peer group. With respect to those four Funds, the Trustees noted that the total expenses of each Fund were within 0.07% of the median for the applicable Morningstar peer group.

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Trustees reviewed the fees paid by each of the Adviser’s other clients, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. With limited exceptions, the Trustees observed that the investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Trustees considered each Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Trustees observed that the Adviser’s pre-tax profit margin under the Management Agreement represented a fair and entrepreneurial profit for managing the Funds. The Trustees discussed that the Adviser is also the administrator to the Funds and the Trustees reviewed a separate profitability analysis relating to the administrative services provided to the Funds. The Trustees noted that the profit margin under the Administration Agreement represented a fair and entrepreneurial profit for serving as administrator to the Funds.

g)

Economies of Scale. The Trustees reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. While many advisory firms

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 149

Diamond Hill Funds
Other Items
December 31, 2023 (Continued)

reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. Rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors.

h)

Ancillary Benefits. The Trustees considered ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Trustees noted that, as administrator to the Funds, the Adviser is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the continuance of the Management Agreement for all of the Funds was in the best interests of each Fund and its shareholders.

150 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2023 and held for the entire period from July 1, 2023 through December 31, 2023.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Investor	1,000.00	1,000.00	1,089.00	1,018.80	6.69	6.46	1.27%
Class I	1,000.00	1,000.00	1,090.00	1,020.27	5.16	4.99	0.98%
Class Y	1,000.00	1,000.00	1,091.70	1,020.87	4.53	4.38	0.86%
Small-Mid Cap Fund
Investor	1,000.00	1,000.00	1,047.10	1,019.06	6.29	6.21	1.22%
Class I	1,000.00	1,000.00	1,049.00	1,020.57	4.75	4.69	0.92%
Class Y	1,000.00	1,000.00	1,049.70	1,021.17	4.13	4.08	0.80%
Mid Cap Fund
Investor	1,000.00	1,000.00	1,065.00	1,019.86	5.52	5.40	1.06%
Class I	1,000.00	1,000.00	1,066.60	1,021.32	4.01	3.92	0.77%
Class Y	1,000.00	1,000.00	1,066.80	1,021.93	3.39	3.31	0.65%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 151

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Large Cap Fund
Investor	1,000.00	1,000.00	1,078.20	1,020.37	5.03	4.89	0.96%
Class I	1,000.00	1,000.00	1,080.00	1,021.83	3.51	3.41	0.67%
Class Y	1,000.00	1,000.00	1,080.60	1,022.43	2.88	2.80	0.55%
Large Cap Concentrated Fund
Investor	1,000.00	1,000.00	1,107.30	1,020.32	5.15	4.94	0.97%
Class I	1,000.00	1,000.00	1,109.50	1,021.78	3.62	3.47	0.68%
Class Y	1,000.00	1,000.00	1,109.60	1,022.38	2.98	2.85	0.56%
Select Fund
Investor	1,000.00	1,000.00	1,108.00	1,019.36	6.16	5.90	1.16%
Class I	1,000.00	1,000.00	1,109.80	1,020.82	4.63	4.43	0.87%
Class Y	1,000.00	1,000.00	1,109.90	1,021.42	3.99	3.82	0.75%
Long-Short Fund
Investor	1,000.00	1,000.00	1,080.80	1,016.03	9.55	9.25	1.82%
Class I	1,000.00	1,000.00	1,082.40	1,017.49	8.03	7.78	1.53%
Class Y	1,000.00	1,000.00	1,082.80	1,018.10	7.40	7.17	1.41%
International Fund
Investor	1,000.00	1,000.00	1,039.10	1,019.46	5.86	5.80	1.14%
Class I	1,000.00	1,000.00	1,040.00	1,020.92	4.37	4.33	0.85%
Class Y	1,000.00	1,000.00	1,041.10	1,021.53	3.76	3.72	0.73%
Short Duration Fund
Investor	1,000.00	1,000.00	1,055.60	1,021.12	4.20	4.13	0.81%
Class I	1,000.00	1,000.00	1,058.30	1,022.58	2.70	2.65	0.52%
Class Y	1,000.00	1,000.00	1,058.80	1,023.19	2.08	2.04	0.40%
Core Bond Fund
Investor	1,000.00	1,000.00	1,034.80	1,021.37	3.90	3.87	0.76%
Class I	1,000.00	1,000.00	1,036.90	1,022.84	2.41	2.40	0.47%
Class Y	1,000.00	1,000.00	1,037.50	1,023.44	1.80	1.79	0.35%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about each Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

152 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM

Diamond Hill Funds
Management of the Trust
(Unaudited)

The names of the Trustees and officers of the Trust are shown below. Each Trustee is an independent and non-interested Trustee as defined in the 1940 Act.

TRUSTEES

Name and Age	Position Held	Year First Elected a Trustee of the Funds[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee[2]
Tamara L. Fagely Year of Birth: 1958	Trustee	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012	10	Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust, December 2017 to present; AIM ETF Products Trust, February 2020 to present
Jody T. Foster Year of Birth: 1969	Trustee	Since February 2022	Chief Executive Officer, Symphony Consulting, 2010 to present	10	Hussman Investment Trust, June 2016 to present; Forum CRE Income Fund, April 2021 to January 2022
John T. Kelly-Jones Year of Birth: 1960	Trustee	Since May 2019	Retired, December 2017 to present; Partner, COO and CCO, Independent Franchise Partners, LLP, June 2009 to November 2017	10	None
Anthony J. Ghoston Year of Birth: 1959	Trustee	Since May 2022	Chief Executive Officer and President, Informational Resource Consulting, 2020 to present; President, Chief Operating Officer and Chief Compliance Officer, Dividend Assets Capital, LLC, 2010 to 2020	10	None
Nancy M. Morris Year of Birth: 1952	Trustee	Since May 2019	Retired, August 2018 to present; Chief Compliance Officer, Wellington Management Company LLP, April 2012 to July 2018	10	The Arbitrage Funds, December 2018 to present; AltShares Trust, January 2020 to present

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2023 | DIAMOND-HILL.COM 153

Diamond Hill Funds
Management of the Trust
(Unaudited) (Continued)

OFFICERS

Name and Age	Position Held	Year First Elected to Current Officer Position of the Funds[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	President	Since May 2020

Chief Executive Officer of the Trust, November 2014 to May 2020; Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present; Managing Director - Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.
Gary R. Young Year of Birth: 1969	Chief Compliance Officer	Since May 2020

President of the Trust, November

2014 to May 2020; Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Chief Risk Officer of Diamond Hill Capital Management, Inc., May 2020 to present; Chief Compliance Officer of Diamond Hill Capital Management, Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.

Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present.

[1]

Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a renewable 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.

[2]	This includes all directorships (other than those in the Trust) that are held by each Trustee as a director of a public company or a registered investment company in the last 5 years.

The Funds’ Statement of Additional Information includes information about the Trustees and is available free of charge, upon request, by calling toll free at 888-226-5595.

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INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-AR123123

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has made minor amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Ms. Tamara L. Fagely and Jody T. Foster, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $160,000 and $160,000 in fiscal 2023 and 2022, respectively. 2023 and 2022 fees include fees associated with the annual audit and filings of the registrant’s Form N-1A and Form N-CEN.

(b) Audit-Related Fees. There were no audit-related fees in fiscal 2023 and 2022.

(c) Tax Fees. Fees for tax compliance services totaled $49,500 and $56,250 in fiscal 2023 and 2022, respectively.

(d) All Other Fees. All other fees totaled $0 and $0 in fiscal 2023 and 2022, respectively.

(e)(1) Audit Committee Pre-Approval Policies. The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CEN and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employee.

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $30,000 and $31,000 in 2023 and 2022, respectively.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics for Senior Financial Officers is filed herewith.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable. (2) Change in the registrant’s independent public accountants: Not applicable

(b)	Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	February 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	February 21, 2024

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	February 21, 2024